UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-6322

Exact name of registrant as specified in charter: Delaware Pooled Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Item 1. Reports to Stockholders



                              Delaware Pooled Trust
                             SEMIANNUAL REPORT 2006

                                                                   U.S. EQUITIES

                                            The Large-Cap Value Equity Portfolio
                                             The All-Cap Growth Equity Portfolio
                                           The Large-Cap Growth Equity Portfolio
                                             The Mid-Cap Growth Equity Portfolio
                                           The Small-Cap Growth Equity Portfolio
                                      The Focus Smid-Cap Growth Equity Portfolio
                            (formerly, The Small-Cap Growth II Equity Portfolio)
                                            The Smid-Cap Growth Equity Portfolio
                                   The Real Estate Investment Trust Portfolio II

                                                               U.S. FIXED INCOME

                                         The Intermediate Fixed Income Portfolio
                                           The Core Focus Fixed Income Portfolio
                                                   The High-Yield Bond Portfolio
                                            The Core Plus Fixed Income Portfolio

                                                          INTERNATIONAL EQUITIES

                                              The International Equity Portfolio
                                 The Labor Select International Equity Portfolio
                                                  The Emerging Markets Portfolio

                                                      INTERNATIONAL FIXED INCOME

                                               The Global Fixed Income Portfolio
                                        The International Fixed Income Portfolio

                                                                 [DELAWARE LOGO]

CONTENTS

Portfolio Objectives .................................    2
Disclosure of Portfolio Expenses .....................    4
Sector Allocations ...................................    6
Financial Statements
     Statements of Net Assets .........................   19
     Statements of Operations .........................   80
     Statements of Changes in Net Assets ..............   84
     Financial Highlights .............................   92
     Notes to Financial Statements ....................  109


DELAWARE POOLED TRUST

Delaware Pooled Trust, based in Philadelphia, Pa., is a registered investment company that primarily offers open-end equity and fixed income portfolios with no sales charges to institutional and affluent individual investors. Delaware Pooled Trust is managed and serviced by companies within Delaware Investments, a full-service investment management organization. As of March 31, 2006, Delaware Investments managed more than $120 billion in assets for individuals and institutions. The variety and sophistication of services offered by Delaware Investments typically enable clients to gain their preferred level of administrative convenience and simplicity in investment management matters. In addition to equity and fixed income portfolio management, Delaware Investments provides balanced portfolios, retirement plans, and related nondiscretionary trust services.

Delaware Management Company is a series of Delaware Management Business Trust ("Delaware"), a wholly owned subsidiary of Delaware Management Holdings Inc. Delaware Investments manages all of the portfolios of the Delaware Pooled Trust. Among the portfolios, The International Equity, The Emerging Markets, The Global Fixed Income, and The International Fixed Income Portfolios are closed to new investors.

CLIENT SERVICES

Delaware provides clients with annual and semiannual reports, monthly account reports, in-person reviews of account developments, and other communications. Clients who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call a toll-free telephone number, 800 231-8002, during normal business hours. Or they may write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

                                2006 Semiannual Report o Delaware Pooled Trust 1

PORTFOLIO OBJECTIVES

THE LARGE-CAP VALUE EQUITY PORTFOLIO seeks long-term total return, consistent with reasonable risk. Typically, the management team seeks to select large-cap securities that are believed to be undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential or the asset value of their issuers. The team also considers a company's plans for future operations on a selective basis.

THE ALL-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of companies that, in the opinion of the management team, offer high earnings growth potential at the time the stocks were purchased and are expected to grow faster than the U.S. economy.

THE LARGE-CAP GROWTH EQUITY PORTFOLIO seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that the management team believes to have long-term capital appreciation potential and expects to grow faster than the U.S. economy.

THE MID-CAP GROWTH EQUITY PORTFOLIO seeks maximum long-term capital growth; current income is expected to be incidental. The Portfolio's managers assess economic, industry, market, and company developments to select investments in promising emerging growth companies that are expected to benefit from new technology, new products or services, research discoveries, rejuvenated management, and the like.

THE SMALL-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies that the management team believes have potential for high earnings growth, and that at the time of purchase generally fell into the bottom 25% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or Nasdaq.

THE FOCUS SMID-CAP GROWTH EQUITY PORTFOLIO (formerly, The Small-Cap Growth II Equity Portfolio) seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that the management team believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy.

THE SMID-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of small- and mid-sized companies that at the time of purchase the management team believes to have the potential for high earnings growth.

THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

THE INTERMEDIATE FIXED INCOME PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment grade fixed income obligations, including U.S. government securities, mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

THE CORE FOCUS FIXED INCOME PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment grade fixed income obligations, including U.S. government securities, mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

THE HIGH-YIELD BOND PORTFOLIO seeks high total return. The Portfolio invests primarily in corporate bonds rated B- or higher by Standard & Poor's, B3 or higher by Moody's Investors Service Inc., or in corporate bonds that are unrated but judged to be of quality comparable to corporate bonds rated at these levels at the time of purchase.

2 Delaware Pooled Trust o 2006 Semiannual Report

THE CORE PLUS FIXED INCOME PORTFOLIO seeks maximum long-term total return that is consistent with reasonable risk. The Portfolio uses a multi-sector investment approach, investing assets principally in U.S. investment grade, U.S. high yield, and international bonds.

THE INTERNATIONAL EQUITY PORTFOLIO* seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized in, have a majority of their assets in, or derive most of their operating income from outside of the United States. Equity securities selected for the Portfolio are, in the opinion of the Portfolio's sub-advisor, undervalued at the time of purchase, based on fundamental analysis. Investments will be made mainly in marketable securities of companies located in developed countries.

THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized in, have a majority of their assets in, or derive most of their operating income outside of the United States. Equity securities selected for the Portfolio are, in the opinion of the Portfolio's sub-advisor, undervalued at the time of purchase, based on rigorous fundamental analysis. The companies in which the Portfolio invests are believed to be compatible with certain investment policies or restrictions followed by organized labor.

THE EMERGING MARKETS PORTFOLIO* seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies organized in, having a majority of their assets in, or deriving a majority of their operating income from, emerging countries.

THE GLOBAL FIXED INCOME PORTFOLIO* seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation.

THE INTERNATIONAL FIXED INCOME PORTFOLIO* seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities of issuers that are organized in, have a majority of their assets in, or derive most of their operating income from, outside of the United States.





Investing in emerging markets can be riskier than investing in well-established foreign markets.

Foreign investments are subject to risks not ordinarily associated with domestic investments, such as currency, economic and political risks, and different accounting standards.

High-yielding, non-investment grade bonds involve higher risk than investment grade bonds. Adverse conditions may affect the issuer's ability to pay interest and principal on these securities.

Portfolios that invest in REITs are subject to many of the risks associated with direct real estate ownership and, as such, may be adversely affected by declines in real estate values, and general and local economic conditions.

Portfolios that invest in small and/or mid-size company stocks typically involve greater risk, particularly during the short term, than those investing in larger, more established companies.

A rise/fall in the interest rates can have a significant impact on bond prices of portfolios that hold bonds. Portfolios that invest in bonds can lose their value as interest rates rise and an investor can lose principal.

* Closed to new investors

Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries.

For more information on Delaware Investments, visit the company Web site at www.delawareinvestments.com.

                                2006 Semiannual Report o Delaware Pooled Trust 3

DISCLOSURE
     OF PORTFOLIO EXPENSES
     For the Period November 1, 2005 to April 30, 2006

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return", provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                              Beginning     Ending    Annualized      Expenses
                               Account      Account     Expense     Paid During
                                Value        Value      Ratios        Period*
                               11/1/05      4/30/06                  11/1/05 to
                                                                      4/30/06
________________________________________________________________________________

ACTUAL PORTFOLIO RETURN
The Large-Cap Value
     Equity Portfolio         $1,000.00    $1,108.90     0.68%         $3.56
The All-Cap Growth
     Equity Portfolio          1,000.00     1,073.30     0.89%          4.58
The Large-Cap Growth
     Equity Portfolio          1,000.00     1,059.40     0.65%          3.32
The Mid-Cap Growth
     Equity Portfolio          1,000.00     1,155.60     0.93%          4.97
The Small-Cap Growth
     Equity Portfolio          1,000.00     1,172.70     0.89%          4.79
The Focus Smid-Cap
     Growth Equity Portfolio   1,000.00     1,084.60     0.92%          4.76
The Smid-Cap Growth
     Equity Portfolio          1,000.00     1,176.50     0.92%          4.96
The Real Estate
     Investment Trust
     Portfolio II              1,000.00     1,138.70     0.86%          4.56
The Intermediate
     Fixed Income Portfolio    1,000.00     1,008.60     0.43%          2.14
The Core Focus Fixed
     Income Portfolio          1,000.00     1,005.60     0.43%          2.14
The High-Yield
     Bond Portfolio            1,000.00     1,058.70     0.59%          3.01
The Core Plus
     Fixed Income Portfolio    1,000.00     1,010.80     0.45%          2.24
The International
     Equity Portfolio          1,000.00     1,210.90     0.88%          4.82
The Labor Select
     International Equity
     Portfolio                 1,000.00     1,202.00     0.87%          4.75
The Emerging
     Markets Portfolio         1,000.00     1,258.50     1.23%          6.89
The Global Fixed
     Income Portfolio          1,000.00     1,024.70     0.60%          3.01
The International
     Fixed Income Portfolio    1,000.00     1,019.00     0.60%          3.00
________________________________________________________________________________


4 Delaware Pooled Trust o 2006 Semiannual Report

DISCLOSURE
     OF PORTFOLIO EXPENSES
     For the Period November 1, 2005 to April 30, 2006 (Continued)

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                              Beginning     Ending    Annualized      Expenses
                               Account      Account     Expense     Paid During
                                Value        Value      Ratios        Period*
                               11/1/05      4/30/06                  11/1/05 to
                                                                      4/30/06
________________________________________________________________________________

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
The Large-Cap Value
     Equity Portfolio         $1,000.00    $1,021.42     0.68%         $3.41
The All-Cap Growth
     Equity Portfolio          1,000.00     1,020.38     0.89%          4.46
The Large-Cap Growth
     Equity Portfolio          1,000.00     1,021.57     0.65%          3.26
The Mid-Cap Growth
     Equity Portfolio          1,000.00     1,020.18     0.93%          4.66
The Small-Cap Growth
     Equity Portfolio          1,000.00     1,020.38     0.89%          4.46
The Focus Smid-Cap
     Growth Equity
     Portfolio                 1,000.00     1,020.23     0.92%          4.61
The Smid-Cap Growth
     Equity Portfolio          1,000.00     1,020.23     0.92%          4.61
The Real Estate
     Investment Trust
     Portfolio II              1,000.00     1,020.53     0.86%          4.31
The Intermediate Fixed
     Income Portfolio          1,000.00     1,022.66     0.43%          2.16
The Core Focus Fixed
     Income Portfolio          1,000.00     1,022.66     0.43%          2.16
The High-Yield Bond
     Portfolio                 1,000.00     1,021.87     0.59%          2.96
The Core Plus Fixed
     Income Portfolio          1,000.00     1,022.56     0.45%          2.26
The International
     Equity Portfolio          1,000.00     1,020.43     0.88%          4.41
The Labor Select
     International Equity
     Portfolio                 1,000.00     1,020.48     0.87%          4.36
The Emerging Markets
     Portfolio                 1,000.00     1,018.70     1.23%          6.16
The Global Fixed Income
     Portfolio                 1,000.00     1,021.82     0.60%          3.01
The International Fixed
     Income Portfolio          1,000.00     1,021.82     0.60%          3.01
________________________________________________________________________________

* In each case, "Expenses Paid During Period" are equal to a Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                               2006 Semiannual Report o Delaware Pooled Trust 5

DELAWARE POOLED TRUST - THE LARGE-CAP VALUE EQUITY PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

COMMON STOCK                                        96.69%
______________________________________________________________

Consumer Discretionary                               8.90%
Consumer Staples                                    12.14%
Energy                                               5.87%
Financials                                          24.77%
Health Care                                         18.15%
Industrials                                          3.05%
Information Technology                              11.82%
Materials                                            3.01%
Telecommunication Services                           5.98%
Utilities                                            3.00%
______________________________________________________________

REPURCHASE AGREEMENTS                                3.71%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   100.40%
______________________________________________________________

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS     (0.40%)
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________


DELAWARE POOLED TRUST - THE ALL-CAP GROWTH EQUITY PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

COMMON STOCK \                                    99.78%
______________________________________________________________

Basic Industry/Capital Goods                         2.82%
Business Services                                    6.62%
Consumer Non-Durables                               17.08%
Consumer Services                                   29.91%
Energy                                               0.43%
Financials                                           4.58%
Health Care                                         14.97%
Technology                                          23.37%
______________________________________________________________

REPURCHASE AGREEMENTS                                0.55%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   100.33%
______________________________________________________________

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS     (0.33%)
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


6 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE LARGE-CAP GROWTH EQUITY PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

COMMON STOCK \                                      99.91%
______________________________________________________________

Basic Industries/Capital Goods                       3.61%
Business Services                                   17.68%
Consumer Non-Durables                               14.71%
Consumer Services                                   18.85%
Financials                                           3.47%
Health Care                                         14.94%
Technology                                          26.65%
______________________________________________________________

FEDERAL AGENCY (DISCOUNT NOTE)                       0.11%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   100.02%
______________________________________________________________

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS     (0.02%)
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


DELAWARE POOLED TRUST - THE MID-CAP GROWTH EQUITY PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

COMMON STOCK                                        95.25%
______________________________________________________________

Basic Industry/Capital Goods                         8.51%
Business Services                                   12.11%
Consumer Non-Durables                               11.77%
Consumer Services                                    5.88%
Energy                                               6.95%
Financials                                           8.99%
Health Care                                         16.13%
Technology                                          24.11%
Transportation                                       0.80%
______________________________________________________________

REPURCHASE AGREEMENTS                                3.30%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                    98.55%
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      1.45%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

                                2006 Semiannual Report o Delaware Pooled Trust 7

DELAWARE POOLED TRUST - THE SMALL-CAP GROWTH EQUITY PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

COMMON STOCK \                                      95.49%
______________________________________________________________

Basic Industry/Capital Goods                         8.92%
Business Services                                    7.48%
Consumer Non-Durables                                9.81%
Consumer Services                                    5.84%
Energy                                               5.43%
Financials                                           9.44%
Health Care                                         20.37%
Technology                                          26.05%
Transportation                                       2.15%
______________________________________________________________

REPURCHASE AGREEMENTS                                3.34%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                    98.83%
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      1.17%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

DELAWARE POOLED TRUST - THE FOCUS SMID-CAP GROWTH EQUITY PORTFOLIO (FORMERLY THE SMALL-CAP GROWTH II EQUITY PORTFOLIO)
AS OF APRIL 30, 2006

SECTOR ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

COMMON STOCK \                                      97.28%
______________________________________________________________

Basic Industries/Capital Goods                       5.23%
Business Services                                    9.09%
Consumer Durables                                    3.58%
Consumer Non-Durables                               13.51%
Consumer Services                                   32.88%
Financials                                          13.32%
Health Care                                          3.75%
Technology                                          11.51%
Transportation                                       4.41%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                    97.28%
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      2.72%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

8 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE SMID-CAP GROWTH EQUITY PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

COMMON STOCK \                                      97.91%
______________________________________________________________

Basic Industries/Capital Goods                       9.44%
Business Services                                    6.68%
Consumer Durables                                    1.33%
Consumer Non-Durables                               12.28%
Consumer Services                                    3.94%
Energy                                               6.96%
Financials                                          10.79%
Health Care                                         16.56%
Technology                                          27.97%
Transportation                                       1.96%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                    97.91%
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      2.09%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


DELAWARE POOLED TRUST - THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II AS OF APRIL 30, 2006
SECTOR ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

COMMON STOCK                                        95.66%
______________________________________________________________

Diversified REITs                                    5.21%
Health Care REITs                                    3.50%
Hotel REITs                                          6.13%
Industrial REITs                                     9.31%
Mall REITs                                          15.52%
Manufactured Housing REITs                           1.25%
Mortgage REITs                                       2.30%
Multifamily REITs                                   18.15%
Office REITs                                        18.86%
Real Estate Operating Companies                      1.80%
Self-Storage REITs                                   2.03%
Shopping Center REITs                               11.60%
______________________________________________________________

REPURCHASE AGREEMENTS                                4.15%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                    99.81%
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      0.19%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

                                2006 Semiannual Report o Delaware Pooled Trust 9

DELAWARE POOLED TRUST - THE INTERMEDIATE FIXED INCOME PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

AGENCY ASSET-BACKED SECURITIES                       0.90%
______________________________________________________________

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS           6.19%
______________________________________________________________

AGENCY MORTGAGE-BACKED SECURITIES                    7.02%
______________________________________________________________

AGENCY OBLIGATIONS                                   1.44%
______________________________________________________________

COMMERCIAL MORTGAGE-BACKED SECURITIES                9.00%
______________________________________________________________

CORPORATE BONDS                                     35.86%
______________________________________________________________

Banking                                              3.72%
Basic Industry                                       0.38%
Brokerage                                            2.18%
Capital Goods                                        1.14%
Communications                                       4.42%
Consumer Cyclical                                    3.16%
Consumer Non-Cyclical                                2.73%
Electric                                             4.44%
Energy                                               2.52%
Financials                                           2.15%
Insurance                                            4.62%
Natural Gas                                          1.40%
Real Estate                                          0.73%
Technology                                           1.21%
Transportation                                       1.06%
______________________________________________________________

MUNICIPAL BONDS                                      0.58%
______________________________________________________________

NON-AGENCY ASSET-BACKED SECURITIES                  10.25%
______________________________________________________________

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS      14.75%
______________________________________________________________

U.S. TREASURY OBLIGATIONS                           13.93%
______________________________________________________________

REPURCHASE AGREEMENTS                                0.59%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   100.51%
______________________________________________________________

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS     (0.51%)
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)
______________________________________________________________

AAA+                                                27.81%
AAA                                                 24.67%
AA                                                   3.11%
A                                                   12.43%
BBB                                                 19.93%
NR                                                  12.05%
______________________________________________________________

TOTAL                                              100.00%
______________________________________________________________

10 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE CORE FOCUS FIXED INCOME PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

AGENCY ASSET-BACKED SECURITIES                       0.11%
______________________________________________________________

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS           1.18%
______________________________________________________________

AGENCY MORTGAGE-BACKED SECURITIES                   28.40%
______________________________________________________________

AGENCY OBLIGATIONS                                   1.65%
______________________________________________________________

COMMERCIAL MORTGAGE-BACKED SECURITIES                3.17%
______________________________________________________________

CORPORATE BONDS                                     27.66%
______________________________________________________________

Banking                                              3.63%
Basic Industries                                     0.55%
Brokerage                                            1.66%
Capital Goods                                        0.33%
Communications                                       3.17%
Consumer Cyclical                                    2.56%
Consumer Non-Cyclical                                2.12%
Electric                                             3.79%
Energy                                               0.46%
Financials                                           1.99%
Insurance                                            3.34%
Natural Gas                                          1.54%
Real Estate                                          0.68%
Technology                                           0.51%
Transportation                                       1.33%
______________________________________________________________

FEDERAL AGENCIES (DISCOUNT NOTES)                   26.95%
______________________________________________________________

FOREIGN AGENCIES                                     0.30%
______________________________________________________________

MUNICIPAL BONDS                                      0.40%
______________________________________________________________

NON-AGENCY ASSET-BACKED SECURITIES                   5.18%
______________________________________________________________

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS      11.30%
______________________________________________________________

U.S. TREASURY OBLIGATIONS                           17.37%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   123.67%
______________________________________________________________

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS    (23.67%)
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)
______________________________________________________________

AAA+                                                54.45%
AAA                                                 12.55%
AA                                                   6.65%
A                                                    7.01%
BBB                                                 13.59%
NR                                                   5.75%
______________________________________________________________

TOTAL                                              100.00%
______________________________________________________________

                               2006 Semiannual Report o Delaware Pooled Trust 11

DELAWARE POOLED TRUST - THE HIGH-YIELD BOND PORTFOLIO
AS OF APRIL 30, 2006
SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

CORPORATE BONDS                                     94.73%
______________________________________________________________

Banking                                              0.48%
Basic Industry                                      12.64%
Brokerage                                            2.28%
Capital Goods                                        6.75%
Consumer Cyclical                                    7.77%
Consumer Non-Cyclical                                9.68%
Energy                                               5.81%
Finance & Investments                                0.97%
Media                                               15.46%
Real Estate                                          1.76%
Services Cyclical                                   11.56%
Services Non-Cyclical                                5.82%
Technology & Electronics                             2.10%
Telecommunications                                   8.04%
Utilities                                            3.61%
______________________________________________________________

CONVERTIBLE BONDS                                    0.19%
______________________________________________________________

EMERGING MARKET BONDS                                0.08%
______________________________________________________________

COMMON STOCK                                         1.00%
______________________________________________________________

WARRANTS                                             0.00%
______________________________________________________________

REPURCHASE AGREEMENTS                                2.51%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                    98.51%
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      1.49%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)
______________________________________________________________

AAA                                                  4.13%
AA                                                   0.48%
A                                                    0.23%
BBB                                                  0.63%
BB                                                  15.65%
B                                                   57.84%
CCC                                                 17.52%
NR                                                   3.52%
______________________________________________________________

TOTAL                                              100.00%
______________________________________________________________

12 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE CORE PLUS FIXED INCOME PORTFOLIO
AS OF APRIL 30, 2006
SECTOR/COUNTRY ALLOCATION AND CREDIT RATING BREAKDOWN

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
SECTOR/COUNTRY                                   OF NET ASSETS
______________________________________________________________

AGENCY ASSET-BACKED SECURITIES                       0.28%
______________________________________________________________

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS           2.87%
______________________________________________________________

AGENCY MORTGAGE-BACKED SECURITIES                   21.80%
______________________________________________________________

AGENCY OBLIGATIONS                                   1.14%
______________________________________________________________

COMMERCIAL MORTGAGE-BACKED SECURITIES                3.86%
______________________________________________________________

CORPORATE BONDS                                     34.92%
______________________________________________________________

Banking                                              3.23%
Basic Industries                                     2.34%
Brokerage                                            1.46%
Capital Goods                                        0.06%
Communications                                       4.76%
Consumer Cyclical                                    5.33%
Consumer Non-Cyclical                                2.81%
Electric                                             2.69%
Emerging Markets                                     0.81%
Energy                                               1.30%
Financials                                           1.96%
Insurance                                            4.97%
Natural Gas                                          1.46%
Real Estate                                          0.42%
Technology                                           0.57%
Transportation                                       0.75%
______________________________________________________________

FEDERAL AGENCIES (DISCOUNT NOTES)                   17.15%
______________________________________________________________

FOREIGN AGENCIES                                     0.30%
______________________________________________________________

Australia                                            0.04%
United States                                        0.26%
______________________________________________________________

MUNICIPAL BONDS                                      0.49%
______________________________________________________________

NON-AGENCY ASSET-BACKED SECURITIES                   5.34%
______________________________________________________________

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS      15.63%
______________________________________________________________

REGIONAL AGENCIES                                    0.49%
______________________________________________________________


                                                  PERCENTAGE
SECTOR/COUNTRY                                   OF NET ASSETS
______________________________________________________________

REGIONAL AUTHORITIES                                 0.48%
______________________________________________________________

SENIOR SECURED LOANS                                 1.57%
______________________________________________________________

SOVEREIGN DEBT                                       2.48%
______________________________________________________________

Brazil                                               0.52%
Germany                                              0.40%
Mexico                                               0.00%
Netherlands                                          0.14%
Poland                                               0.09%
Sweden                                               0.56%
United Kingdom                                       0.51%
Venezuela                                            0.26%
______________________________________________________________

SUPRANATIONAL BANKS                                  0.26%
______________________________________________________________

U.S. TREASURY OBLIGATIONS                            8.68%
______________________________________________________________

PREFERRED STOCK                                      0.03%
______________________________________________________________

WARRANT                                              0.00%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   117.77%
______________________________________________________________

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS    (17.77%)
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)
______________________________________________________________

AAA+                                                37.40%
AAA                                                 16.23%
AA                                                   7.04%
A                                                    6.42%
BBB                                                 12.10%
BB                                                   6.32%
B                                                    4.78%
CCC                                                  0.13%
NR                                                   9.58%
______________________________________________________________

TOTAL                                              100.00%
______________________________________________________________

                               2006 Semiannual Report o Delaware Pooled Trust 13

DELAWARE POOLED TRUST - THE INTERNATIONAL EQUITY PORTFOLIO
AS OF APRIL 30, 2006
SECTOR AND COUNTRY ALLOCATIONS

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
COUNTRY                                         OF NET ASSETS
______________________________________________________________

COMMON STOCK                                        98.76%
______________________________________________________________

Australia                                           10.47%
Belgium                                              2.31%
Finland                                              1.68%
France                                               8.06%
Germany                                              5.16%
Hong Kong                                            2.82%
Italy                                                5.16%
Japan                                               16.50%
Netherlands                                          5.07%
New Zealand                                          1.40%
Republic of Korea                                    1.08%
Singapore                                            1.90%
South Africa                                         1.02%
Spain                                                8.08%
Taiwan                                               1.06%
United Kingdom                                      26.99%
______________________________________________________________

REPURCHASE AGREEMENTS                                0.89%
______________________________________________________________

SECURITIES LENDING COLLATERAL                       18.91%
______________________________________________________________

Fixed Rate Notes                                     8.43%
Variable Rate Notes                                 10.48%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   118.56%
______________________________________________________________

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL (18.91%)
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      0.35%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________


                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

Banks                                               21.55%
Consumer Discretionary                               6.67%
Consumer Staples                                     7.96%
Energy                                              12.19%
Financials                                           6.13%
Health Care                                          6.28%
Industrials                                          5.41%
Information Technology                               4.56%
Insurance                                            2.08%
Materials                                            7.65%
Real Estate                                          1.34%
Telecommunications                                   9.87%
Utilities                                            7.07%
______________________________________________________________

TOTAL                                               98.76%
______________________________________________________________

14 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO AS OF APRIL 30, 2006
SECTOR AND COUNTRY ALLOCATIONS

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
COUNTRY                                         OF NET ASSETS
______________________________________________________________

COMMON STOCK                                        97.55%
______________________________________________________________

Australia                                           10.42%
Belgium                                              2.16%
Finland                                              1.67%
France                                               5.66%
Germany                                              5.58%
Hong Kong                                            2.85%
Italy                                                6.88%
Japan                                               16.57%
Netherlands                                          5.55%
New Zealand                                          1.44%
Spain                                                9.29%
United Kingdom                                      29.48%
______________________________________________________________

REPURCHASE AGREEMENTS                                1.88%
______________________________________________________________

SECURITIES LENDING COLLATERAL                       18.67%
______________________________________________________________

Fixed Rate Notes                                     8.32%
Variable Rate Notes                                 10.35%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   118.10%
______________________________________________________________

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL (18.67%)
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      0.57%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________


                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

Automobiles & Components                             1.17%
Banks                                               23.41%
Capital Goods                                        0.98%
Commercial Services & Supplies                       2.00%
Diversified Financials                               5.56%
Energy                                              10.79%
Food, Beverage & Tobacco                             5.04%
Food & Staples Retailing                             3.04%
Household & Personal Products                        0.95%
Insurance                                            2.54%
Materials                                            7.09%
Media                                                2.16%
Pharmaceuticals, Biotechnology & Life Sciences       7.70%
Real Estate                                          1.30%
Software & Services                                  0.46%
Technology Hardware & Equipment                      4.34%
Telecommunication Services                           9.61%
Transportation                                       1.53%
Utilities                                            7.88%
______________________________________________________________

TOTAL                                               97.55%
______________________________________________________________


                               2006 Semiannual Report o Delaware Pooled Trust 15

DELAWARE POOLED TRUST - THE EMERGING MARKETS PORTFOLIO
AS OF APRIL 30, 2006
SECTOR AND COUNTRY ALLOCATIONS

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
COUNTRY                                         OF NET ASSETS
______________________________________________________________

COMMON STOCK                                        90.29%
______________________________________________________________

Brazil                                              10.21%
Chile                                                1.83%
China                                                6.24%
Czech Republic                                       1.29%
Egypt                                                0.70%
Hungary                                              1.97%
Indonesia                                            0.88%
Israel                                               2.73%
Malaysia                                             8.77%
Mexico                                               6.59%
Morocco                                              0.76%
Panama                                               0.80%
Philippines                                          0.79%
Poland                                               1.93%
Republic of Korea                                   10.11%
Russia                                               2.86%
South Africa                                        11.92%
Taiwan                                              12.50%
Thailand                                             6.60%
Turkey                                               0.81%
______________________________________________________________

PREFERRED STOCK                                      8.32%
______________________________________________________________

Brazil                                               4.90%
Republic of Korea                                    3.42%
______________________________________________________________

REPURCHASE AGREEMENTS                                0.78%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                    99.39%
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      0.61%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________


                                                  PERCENTAGE
SECTOR                                           OF NET ASSETS
______________________________________________________________

Automobiles & Components                             1.61%
Banks                                               17.45%
Capital Goods                                        1.00%
Consumer Durables & Apparel                          4.88%
Consumer Services                                    1.34%
Diversified Financials                               5.59%
Energy                                               6.57%
Food, Beverage & Tobacco                             3.81%
Food & Staples Retailing                             2.13%
Health Care Equipment & Services                     0.36%
Household & Personal Products                        1.48%
Materials                                           11.02%
Media                                                1.31%
Pharmaceuticals, Biotechnology & Life Sciences       0.54%
Semiconductors & Semiconductor Equipment             5.87%
Technology Hardware & Equipment                      3.00%
Telecommunication Services                          17.84%
Transportation                                       7.06%
Utilities                                            5.75%
______________________________________________________________

TOTAL                                               98.61%
______________________________________________________________

16 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE GLOBAL FIXED INCOME PORTFOLIO
AS OF APRIL 30, 2006
COUNTRY ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.


                                                  PERCENTAGE
COUNTRY                                         OF NET ASSETS
______________________________________________________________

BONDS                                               97.74%
______________________________________________________________

Austria                                              8.08%
Finland                                              5.55%
France                                              11.45%
Germany                                             12.09%
Ireland                                              4.75%
Italy                                                2.36%
Japan                                                7.68%
Netherlands                                          7.75%
Norway                                               3.97%
Poland                                               2.39%
Spain                                                1.56%
Supranational                                       10.39%
Sweden                                              14.87%
United States                                        4.85%
______________________________________________________________

SECURITIES LENDING COLLATERAL                       10.29%
______________________________________________________________

Fixed Rate Notes                                     4.59%
Variable Rate Notes                                  5.70%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                   108.03%
______________________________________________________________

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL (10.29%)
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      2.26%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

                               2006 Semiannual Report o Delaware Pooled Trust 17

DELAWARE POOLED TRUST - THE INTERNATIONAL FIXED INCOME PORTFOLIO
AS OF APRIL 30, 2006
COUNTRY ALLOCATION

Sector designations may be different than the sector designations presented in other Portfolio materials.

                                                  PERCENTAGE
COUNTRY                                         OF NET ASSETS
______________________________________________________________

BONDS                                               97.45%
______________________________________________________________

Austria                                              8.46%
Belgium                                              7.33%
Finland                                              2.45%
France                                               3.97%
Germany                                             25.00%
Ireland                                              2.48%
Italy                                                4.73%
Japan                                               12.73%
Netherlands                                         11.80%
Spain                                                1.79%
Supranational                                        1.98%
Sweden                                              14.73%
______________________________________________________________

REPURCHASE AGREEMENTS                                0.77%
______________________________________________________________

TOTAL MARKET VALUE OF SECURITIES                    98.22%
______________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES      1.78%
______________________________________________________________

TOTAL NET ASSETS                                   100.00%
______________________________________________________________

18 Delaware Pooled Trust o 2006 Semiannual Report

  DELAWARE POOLED TRUST - THE LARGE-CAP VALUE EQUITY PORTFOLIO
  STATEMENT OF NET ASSETS
  APRIL 30, 2006 (UNAUDITED)

                                                        Number           Market
                                                     of Shares            Value
  ______________________________________________________________________________

  COMMON STOCK - 96.69%

  CONSUMER DISCRETIONARY - 8.90%

  Gap                                                   25,100        $ 454,059
  Limited Brands                                        18,000          461,520
  Mattel                                                26,500          428,770
                                                                      _________

                                                                      1,344,349
                                                                      _________

  CONSUMER STAPLES - 12.14%

  ConAgra Foods                                         20,700          469,476
  Heinz (H.J.)                                          11,100          460,761
  Kimberly-Clark                                         7,700          450,681
  Safeway                                               18,000          452,340
                                                                      _________

                                                                      1,833,258
                                                                      _________

  ENERGY - 5.87%

  Chevron                                                7,400          451,548
  ConocoPhillips                                         6,500          434,850
                                                                      _________

                                                                        886,398
                                                                      _________

  FINANCIALS - 24.77%

  Allstate                                               8,700          491,463
  Aon                                                   10,800          452,628
  Chubb                                                  9,200          474,208
  Hartford Financial Services
      Group                                              5,400          496,422
  Huntington Bancshares                                 18,800          454,020
  Morgan Stanley                                         6,900          443,670
  Wachovia                                               8,000          478,800
  Washington Mutual                                     10,000          450,600
                                                                      _________

                                                                      3,741,811
                                                                      _________

  HEALTH CARE - 18.15%

  Abbott Laboratories                                   10,700          457,318
  Baxter International                                  12,100          456,170
  Bristol-Myers Squibb                                  18,000          456,840
  Merck & Co                                            13,000          447,460
  Pfizer                                                18,000          455,940
  Wyeth                                                  9,600          467,232
                                                                      _________

                                                                      2,740,960
                                                                      _________

  INDUSTRIALS - 3.05%

  Waste Management                                      12,300          460,758
                                                                      _________

                                                                        460,758
                                                                      _________


  INFORMATION TECHNOLOGY - 11.82%

  Hewlett-Packard                                       13,800          448,086
  Intel                                                 23,700          473,526
  International Business
       Machines                                          5,400          444,636
+ Xerox                                                 29,900          419,796
                                                                      _________

                                                                      1,786,044
                                                                      _________

  MATERIALS - 3.01%
  duPont (E.I.) deNemours                               10,300          454,230
                                                                      _________

                                                                        454,230
                                                                      _________

  TELECOMMUNICATION SERVICES - 5.98%
   AT&T                                                 17,300          453,433
   Verizon Communications                               13,600          449,208
                                                                      _________

                                                                        902,641
                                                                      _________
  UTILITIES - 3.00%
  Progress Energy                                       10,600          453,680
                                                                      _________

                                                                        453,680
                                                                      _________

  ______________________________________________________________________________

  TOTAL COMMON STOCK

  (COST $14,205,895)                                                 14,604,129
  ______________________________________________________________________________

                               2006 Semiannual Report o Delaware Pooled Trust 19

                                                   Principal           Market
                                                      Amount            Value
________________________________________________________________________________

  REPURCHASE AGREEMENTS - 3.71%

  With BNP Paribas 4.67%
     5/1/06 (dated 4/28/06,
     to be repurchased at
     $291,113, collateralized by
     $302,000 U.S. Treasury
     Bills due 8/17/06,
     market value $298,139)                         $291,000         $291,000
  With Cantor Fitzgerald 4.67%
     5/1/06 (dated 4/28/06,
     to be repurchased at $269,105,
     collateralized by $98,000
     U.S. Treasury Notes 2.625%
     due 11/15/06, market value
     $97,812, $8,000
     U.S. Treasury Notes 2.625%
     due 5/15/08, market value $7,911, $47,000
     U.S. Treasury Notes 3.50%
     due 11/15/06, market value
     $47,812, $38,000
     U.S. Treasury Notes 4.625%
     due 5/15/06, market value
     $39,327 and $77,000
     U.S. Treasury
     Notes 6.50% due 2/15/10,
     market value $82,174)                           269,000          269,000
  ______________________________________________________________________________

  TOTAL REPURCHASE AGREEMENTS
  (COST $560,000)                                                       560,000
  ______________________________________________________________________________
  ______________________________________________________________________________

  TOTAL MARKET VALUE OF SECURITIES - 100.40%
  (COST $14,765,895)                                                 15,164,129
  ______________________________________________________________________________
  ______________________________________________________________________________

  LIABILITIES NET OF RECEIVABLES
       AND OTHER ASSETS - (0.40%)                                       (60,884)
  ______________________________________________________________________________
  ______________________________________________________________________________

  NET ASSETS APPLICABLE TO
       796,996 SHARES OUTSTANDING;
       EQUIVALENT TO $18.95
       PER SHARE - 100.00%                                          $15,103,245
  ______________________________________________________________________________
  ______________________________________________________________________________

  COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
  ______________________________________________________________________________

  Shares of beneficial interest
       (unlimited authorization - no par)                           $15,437,519
  Undistributed net investment income                                    53,933
  Accumulated net realized loss on investments                         (786,441)
  Net unrealized appreciation of investments                            398,234
  ______________________________________________________________________________

  TOTAL NET ASSETS                                                  $15,103,245
  ______________________________________________________________________________

+ Non-income producing security for the period ended April 30, 2006.
  See accompanying notes

  DELAWARE POOLED TRUST - THE ALL-CAP GROWTH EQUITY PORTFOLIO
  STATEMENT OF NET ASSETS
  APRIL 30, 2006 (UNAUDITED)

                                                     Number of           Market
                                                        Shares            Value
  ______________________________________________________________________________

  COMMON STOCK - 99.78% \

  BASIC INDUSTRY/CAPITAL GOODS -   2.82%

  Graco                                                  5,100        $ 238,425
  Newmont Mining                                         1,200           70,032
  Praxair                                                2,600          145,938
                                                                      _________

                                                                        454,395
                                                                      _________

  BUSINESS SERVICES - 6.62%

  Expeditors International
       Washington                                        4,600          393,806
  First Data                                             5,900          281,371
+ Global Cash Access                                    10,100          196,849
  Paychex                                                4,800          193,872
                                                                      _________

                                                                      1,065,898
                                                                      _________

  CONSUMER NON-DURABLES - 17.08%

  Best Buy                                               1,300           73,658
+ Blue Nile                                             19,100          664,680
+ NetFlix                                               49,800        1,476,072
  Staples                                                6,400          169,024
  Tuesday Morning                                       10,100          191,395
  Walgreen                                               4,200          176,106
                                                                      _________

                                                                      2,750,935
                                                                      _________

  CONSUMER SERVICES - 29.91%

+ Apollo Group Class A                                   5,400          295,056
+ eBay                                                  16,400          564,324
  IHOP                                                   9,200          440,864
  International Game Technology                         14,300          542,399
  Jackson Hewitt Tax Service                            15,300          457,164
+ Liberty Global Class C                                16,400          327,508
+ MGM MIRAGE                                             5,900          264,910
  ServiceMaster                                         33,400          402,136
  Strayer Education                                      6,500          675,935
  Weight Watchers International                         10,400          513,240
+ XM Satellite Radio Holdings
       Class A                                          16,500          333,630
                                                                      _________

                                                                      4,817,166
                                                                      _________

  ENERGY - 0.43%

  EOG Resources                                          1,000           70,230
                                                                      _________

                                                                         70,230
                                                                      _________

  FINANCIALS - 4.58%

  Chicago Mercantile Exchange
       Holdings                                            600          274,800
+ NETeller                                              10,300          145,131
  OptionsXpress Holdings                                 2,500           78,750
  Plum Creek Timber                                      6,600          239,580
                                                                      _________

                                                                        738,261
                                                                      _________


20 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Number of           Market
                                                      Shares            Value
________________________________________________________________________________

  HEALTH CARE - 14.97%

  Allergan                                             7,000        $ 719,040
+ Genentech                                            5,200          414,492
+ Myogen                                               2,100           69,426
  UnitedHealth Group                                  13,800          686,412
+ Zimmer Holdings                                      8,300          522,070
                                                                    _________

                                                                    2,411,440
                                                                    _________

  TECHNOLOGY - 23.37%

+ Google Class A                                         450          188,073
+ Intuit                                               9,000          487,530
+ NAVTEQ                                              11,700          485,784
  QUALCOMM                                            17,900          918,986
+ SanDisk                                             15,500          989,365
+ Seagate Technology                                  13,800          366,528
  Sprint Nextel                                       13,200          327,360
                                                                    _________

                                                                    3,763,626
________________________________________________________________________________

TOTAL COMMON STOCK
(COST $14,782,105)                                                 16,071,951
________________________________________________________________________________

                                                   Principal
                                                      Amount
________________________________________________________________________________

  REPURCHASE AGREEMENTS - 0.55%

  With BNP Paribas
     4.67% 5/1/06 dated
     4/28/06, to be repurchased
     at $46,218, collateralized
     by $48,100 U.S. Treasury
     Bills due 8/17/06,
     market value $47,383)                           $46,200           46,200
  With Cantor Fitzgerald
     4.67% 5/1/06 (dated
     4/28/06, to be repurchased
     at $42,817, collateralized by
     $15,500 U.S. Treasury Notes
     2.625% due 11/15/06, market
     value $15,545, $1,300 U.S.
     Treasury Notes 2.625%
     due 5/15/08, market value
     $1,257, $7,500 U.S. Treasury
     Notes 3.50% due 11/15/06,
     market value $7,599,
     $6,100 U.S. Treasury Notes
     4.625% due 5/15/06,
     market value $6,250 and
     $12,200 U.S. Treasury
     Notes 6.50% due 2/15/10,
     market value $13,060)                            42,800           42,800
________________________________________________________________________________

TOTAL REPURCHASE AGREEMENTS
(COST $89,000)                                                         89,000
________________________________________________________________________________

________________________________________________________________________________

TOTAL MARKET VALUE OF SECURITIES - 100.33%
(COST $14,871,105)                                                $16,160,951
________________________________________________________________________________

LIABILITIES NET OF RECEIVABLES
     AND OTHER ASSETS - (0.33%)                                       (53,853)
________________________________________________________________________________

NET ASSETS APPLICABLE TO
     2,684,766 SHARES OUTSTANDING;
     EQUIVALENT TO $6.00
     PER SHARE - 100.00%                                          $16,107,098
________________________________________________________________________________
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial interest
     (unlimited authorization - no par)                           $20,434,107
Accumulated net realized loss
     on investments                                                (5,616,855)
Net unrealized appreciation
     of investments                                                 1,289,846
________________________________________________________________________________

TOTAL NET ASSETS                                                  $16,107,098
________________________________________________________________________________

+ Non-income producing security for the period ended April 30, 2006.
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

See accompanying notes


                               2006 Semiannual Report o Delaware Pooled Trust 21

DELAWARE POOLED TRUST - THE LARGE-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)


                                                   Number of           Market
                                                      Shares            Value
________________________________________________________________________________

COMMON STOCK - 99.91% \

BASIC INDUSTRIES/CAPITAL GOODS - 3.61%

Praxair                                               85,000       $4,771,050
                                                                   __________

                                                                    4,771,050
                                                                   __________

BUSINESS SERVICES - 17.68%

Expeditors International
     Washington                                       54,000        4,622,940
First Data                                           110,000        5,245,900
Moody's                                               62,000        3,844,620
Paychex                                              110,000        4,442,900
United Parcel Service Class B                         64,000        5,188,480
                                                                   __________

                                                                   23,344,840
                                                                   __________

CONSUMER NON-DURABLES - 14.71%

Procter & Gamble                                      85,000        4,947,850
Staples                                              205,000        5,414,050
Wal-Mart Stores                                       85,000        3,827,550
Walgreen                                             125,000        5,241,250
                                                                   __________

                                                                   19,430,700
                                                                   __________

  CONSUMER SERVICES - 18.85%

+ Apollo Group Class A                                80,000        4,371,200
+ eBay                                               155,000        5,333,550
  International Game
     Technology                                      125,000        4,741,250
+ MGM MIRAGE                                         100,000        4,490,000
  Weight Watchers
     International                                    55,000        2,714,250
+ XM Satellite Radio Holdings
     Class A                                         160,000        3,235,200
                                                                   __________

                                                                   24,885,450
                                                                   __________

FINANCIALS - 3.47%

Chicago Mercantile Exchange
     Holdings Class A                                 10,000        4,580,000
                                                                   __________

                                                                    4,580,000
                                                                   __________

  HEALTH CARE - 14.94%

  Allergan                                            45,000        4,622,400
+ Genentech                                           75,000        5,978,250
  UnitedHealth Group                                  95,000        4,725,300
+ Zimmer Holdings                                     70,000        4,403,000
                                                                   __________

                                                                   19,728,950
                                                                   __________

  TECHNOLOGY - 26.65%

+ Google Class A                                       9,500        3,970,430
+ Intuit                                              85,000        4,604,450
  Microsoft                                          125,000        3,018,750
+ NAVTEQ                                              71,500        2,968,680
  QUALCOMM                                           140,000        7,187,600
+ SanDisk                                             80,000        5,106,400
+ Seagate Technology                                 155,000        4,116,800
  Sprint Nextel                                      170,000        4,216,000
                                                                   __________

                                                                   35,189,110
                                                                   __________
________________________________________________________________________________

TOTAL COMMON STOCK
(COST $131,257,386)                                               131,930,100
________________________________________________________________________________

                                                   Principal
                                                      Amount
________________________________________________________________________________

  FEDERAL AGENCY (DISCOUNT NOTE) - 0.11%

^ Federal Farm Credit
     4.706% 5/1/06                                  $144,000          144,000
________________________________________________________________________________

TOTAL FEDERAL AGENCY (DISCOUNT NOTE)
(COST $144,000)                                                       144,000
________________________________________________________________________________
________________________________________________________________________________

TOTAL MARKET VALUE OF
     SECURITIES - 100.02%
     (COST $131,401,386)                                          132,074,100
________________________________________________________________________________
________________________________________________________________________________

LIABILITIES NET OF RECEIVABLES
     AND OTHER ASSETS - (0.02%)                                       (20,172)
________________________________________________________________________________
________________________________________________________________________________

NET ASSETS APPLICABLE TO
     14,678,070 SHARES OUTSTANDING;
     EQUIVALENT TO $9.00
     PER SHARE - 100.00%                                         $132,053,928
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial interest
     (unlimited authorization no par)                            $131,523,183
Undistributed net
     investment income                                                 55,552
Accumulated net realized
     loss on investments                                             (197,521)
Net unrealized appreciation
     of investments                                                   672,714
________________________________________________________________________________

TOTAL NET ASSETS                                                 $132,053,928
________________________________________________________________________________

+ Non-income producing security for the period ended April 30, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

See accompanying notes


22 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE MID-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

                                                   Number of           Market
                                                      Shares            Value
________________________________________________________________________________

  COMMON STOCK - 95.25%

  BASIC INDUSTRY/CAPITAL GOODS - 8.51%

  Allegheny Technologies                               5,900        $ 409,106
  Graco                                                7,200          336,600
  Joy Global                                           5,900          387,571
+ Mettler-Toledo International                         6,400          414,720
                                                                    _________

                                                                    1,547,997
                                                                    _________

  BUSINESS SERVICES - 12.11%

+ Dun & Bradstreet                                     4,400          338,888
  Expeditors International
     Washington                                        6,000          513,660
+ Fisher Scientific International                      5,200          366,860
  Paychex                                              6,700          270,613
  Robert Half International                            6,900          291,663
  SCP Pool                                             3,900          182,208
+ WESCO International                                  3,200          240,000
                                                                    _________

                                                                    2,203,892
                                                                    _________

  CONSUMER NON-DURABLES - 11.77%

  American Eagle Outfitters                            9,800          317,520
+ Chico's FAS                                          7,200          266,832
  Nordstrom                                            9,300          356,469
  Staples                                             18,200          480,662
+ Starbucks                                            7,200          268,344
  Tiffany & Co                                         3,500          122,115
+ Urban Outfitters                                     7,900          183,280
  Whole Foods Market                                   2,400          147,312
                                                                    _________

                                                                    2,142,534
                                                                    _________

  CONSUMER SERVICES - 5.88%

  Host Hotels & Resorts                                2,693           56,607
  Marriott International Class A                       5,700          416,499
  Starwood Hotels & Resorts
     Worldwide                                         5,000          286,900
+ West                                                 6,700          310,344
                                                                    _________

                                                                    1,070,350
                                                                    _________

  ENERGY - 6.95%

  Chesapeake Energy                                    8,000          253,440
+ National Oilwell Varco                               6,000          413,820
  Rowan                                                4,600          203,918
  Smith International                                  9,300          392,739
                                                                    _________

                                                                    1,263,917
                                                                    _________


  FINANCIALS - 8.99%

+ Affiliated Managers Group                            2,700          273,510
  Colonial BancGroup                                   8,900          230,777
  Lehman Brothers Holdings                             2,400          362,760
  Nuveen Investments                                   5,200          250,224
  PartnerRe                                            2,400          150,120
  UnumProvident                                        6,300          127,953
  Zions Bancorp                                        2,900          240,787
                                                                    _________

                                                                    1,636,131
                                                                    _________

  HEALTH CARE - 16.13%

+ Barr Pharmaceuticals                                 3,550          214,953
  Caremark Rx                                          7,700          350,735
+ Cytyc                                                9,700          250,745
  Dade Behring Holdings                                5,800          226,200
+ Invitrogen                                           4,700          310,247
+ Kinetic Concepts                                     4,500          196,470
+ Medco Health Solutions                               5,200          276,796
+ MGI PHARMA                                          15,100          282,068
+ Neurocrine Biosciences                               4,900          281,064
  Omnicare                                             1,500           85,065
+ PDL BioPharma                                        8,100          233,118
  Shire Pharmaceuticals ADR                            4,800          227,328
                                                                    _________

                                                                    2,934,789
                                                                    _________

  TECHNOLOGY - 24.11%

+ Activision                                          17,200          244,068
+ ADC Telecommunications                               6,700          150,013
+ Amdocs                                               8,100          301,320
+ Broadcom Class A                                     5,300          217,883
+ Ciena                                               31,200          127,608
+ Cognos                                               9,100          339,156
+ F5 Networks                                          5,600          327,936
  Intersil                                             6,700          198,387
+ Juniper Networks                                    15,900          293,832
  Linear Technology                                    6,800          241,400
+ Marvell Technology Group                             3,900          222,651
  Microchip Technology                                 5,200          193,752
+ NAVTEQ                                               3,100          128,712
+ Network Appliance                                    8,300          307,681
+ NII Holdings                                         5,000          299,500
+ Openwave Systems                                     9,700          180,517
+ salesforce.com                                       4,500          157,725
  Satyam Computer Services ADR                         6,500          233,870
+ Tellabs                                             13,900          220,315
                                                                    _________

                                                                    4,386,326
                                                                    _________


                               2006 Semiannual Report o Delaware Pooled Trust 23

                                                   Number of           Market
                                                      Shares            Value
________________________________________________________________________________

TRANSPORTATION - 0.80%

Hunt (J.B.) Transport                                  6,100        $ 145,363
                                                                    _________

                                                                      145,363
                                                                    _________
________________________________________________________________________________

TOTAL COMMON STOCK
(COST $12,936,418)                                                    17,331,299
________________________________________________________________________________

                                                   Principal
                                                      Amount
________________________________________________________________________________

REPURCHASE AGREEMENTS - 3.30%

With BNP Paribas 4.67% 5/1/06
     (dated 4/28/06, to be repurchased
     at $311,421, collateralized by
     $324,000 U.S. Treasury Bills
     due 8/17/06, market
     value $319,434)                                $311,300          311,300
With Cantor Fitzgerald
     4.67% 5/1/06 (dated 4/28/06,
     to be repurchased at $288,812,
     collateralized by $104,800 U.S.
     Treasury Notes 2.625%
     due 11/15/06, market value
     $104,799, $8,700 U.S. Treasury
     Notes 2.625% due 5/15/08,
     market value $8,476, $50,800
     U.S. Treasury Notes 3.50%
     due 11/15/06, market value
     $51,227, $41,200 U.S. Treasury
     Notes 4.625% due 5/15/06,
     market value $42,136 and
     $82,500 U.S. Treasury Notes
     6.50% due 2/15/10, market
     value $88,044)                                  288,700          288,700
________________________________________________________________________________

TOTAL REPURCHASE AGREEMENTS
(COST $600,000)                                                       600,000
________________________________________________________________________________
________________________________________________________________________________

TOTAL MARKET VALUE OF SECURITIES - 98.55%
(COST $13,536,418)                                                $17,931,299
________________________________________________________________________________
________________________________________________________________________________

RECEIVABLES AND OTHER ASSETS NET OF
     LIABILITIES - 1.45%                                              263,545
________________________________________________________________________________
________________________________________________________________________________

NET ASSETS APPLICABLE TO
     4,360,426 SHARES OUTSTANDING;
     EQUIVALENT TO $4.17
     PER SHARE - 100.00%                                          $18,194,844
________________________________________________________________________________
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial interest
     (unlimited authorization - no par)                           $12,238,551
Accumulated net realized gain
     on investments                                                 1,561,412
Net unrealized appreciation
     of investments                                                 4,394,881
________________________________________________________________________________

TOTAL NET ASSETS                                                     $18,194,844
________________________________________________________________________________

+ Non-income producing security for the period ended April 30, 2006.
  ADR - American Depositary Receipts

See accompanying notes

24 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE SMALL-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

                                                      Number           Market
                                                   of Shares            Value
________________________________________________________________________________

  COMMON STOCK - 95.49% \

  BASIC INDUSTRY/CAPITAL GOODS - 8.92%

  AMCOL International                                 24,200        $ 697,444
  Bucyrus International Class A                       23,100        1,199,121
+ Hexcel                                              35,300          779,777
+ Itron                                               13,400          898,470
+ Mettler-Toledo International                        20,700        1,341,360
  MSC Industrial Direct Class A                       26,881        1,394,049
                                                                    _________

                                                                    6,310,221
                                                                    _________

  BUSINESS SERVICES - 7.48%

+ Advisory Board                                      16,800          942,816
+ Bright Horizons Family
  Solutions                                           23,906          949,546
+ Fisher Scientific International                     19,000        1,340,450
+ Monster Worldwide                                   23,100        1,325,940
+ Resources Connection                                27,100          728,990
                                                                    _________

                                                                    5,287,742
                                                                    _________

  CONSUMER NON-DURABLES - 9.81%

+ Carter's                                            24,100        1,623,376
+ Coach                                               55,884        1,845,290
+ Crocs                                               18,500          553,150
+ DSW Class A                                         22,700          710,510
+ Peet's Coffee & Tea                                 11,800          367,452
+ Tractor Supply                                      12,000          777,480
+ Under Armour Class A                                28,900        1,062,942
                                                                    _________

                                                                    6,940,200
                                                                    _________

  CONSUMER SERVICES - 5.84%

+ Gaylord Entertainment                                8,000          354,000
+ Sonic                                               25,575          867,248
+ Texas Roadhouse                                     42,500          641,750
+ West                                                30,263        1,401,782
+ Wynn Resorts                                        11,400          867,654
                                                                    _________

                                                                    4,132,434
                                                                    _________

  ENERGY - 5.43%

  Carbo Ceramics                                      13,150          761,780
+ Helix Energy Solutions Group                        30,200        1,172,364
+ Hydril                                              13,600        1,090,176
+ Veritas DGC                                         17,100          819,432
                                                                    _________

                                                                    3,843,752
                                                                    _________

  FINANCIALS - 9.44%

  Aspen Insurance Holdings                            13,700          333,595
  Bankunited Financial Class A                        12,400          380,556
  City National                                       12,900          941,184
  Delphi Financial Group Class A                      13,950          730,841
  Hanover Insurance Group                             18,500          978,650
  PartnerRe                                            8,200          512,910
+ SVB Financial Group                                  6,600          335,082
  Waddell & Reed Financial
     Class A                                          38,400          903,168
  Webster Financial                                   15,200          713,640
  Whitney Holding                                     23,800          846,328
                                                                    _________

                                                                    6,675,954
                                                                    _________
    HEALTH CARE - 20.37%

  + Align Technology                                  73,500          646,065
  + Cepheid                                           66,300          603,993
+ # Conceptus Restricted                              56,500          776,310
  + CV Therapeutics                                   49,200          976,620
  + Cytyc                                             26,000          672,100
  + Digene                                            21,400          884,034
  + Encysive Pharmaceuticals                          35,700          152,439
  + First Horizon Pharmaceutical                      49,500        1,102,365
  + Hologic                                           23,900        1,139,313
  + MGI Pharma                                        54,900        1,025,532
  + Nektar Therapeutics                               47,968        1,031,792
  + Neurocrine Biosciences                            12,800          734,208
  + NuVasive                                          35,900          715,128
  + PDL BioPharma                                     33,800          972,764
  + Progenics Pharmaceuticals                         32,100          752,424
  + Telik                                             45,500          836,745
  + Threshold Pharmaceuticals                         20,400          300,900
  + United Therapeutics                               18,200        1,083,810
                                                                    _________

                                                                   14,406,542
                                                                    _________

  TECHNOLOGY - 26.05%

+ Akamai Technologies                                 31,900        1,074,711
+ American Reprographics                              39,700        1,408,158
+ ATMI                                                11,400          323,760
+ Cymer                                               16,500          852,885
+ F5 Networks                                         21,600        1,264,896
+ Hutchinson Technology                                8,500          202,045
+ Informatica                                         73,300        1,126,621
+ Ixia                                                55,300          624,890
+ Microsemi                                           33,600          917,952
+ NAVTEQ                                              12,100          502,392
+ Openwave Systems                                    37,700          701,597
+ Opsware                                            114,600          969,516
+ Polycom                                             49,900        1,097,800
+ Powerwave Technologies                              44,000          490,600
+ Rackable Systems                                    11,500          590,985
+ salesforce.com                                      16,800          588,840
+ Semtech                                             39,700          744,375


                               2006 Semiannual Report o Delaware Pooled Trust 25

                                                      Number           Market
                                                   of Shares            Value
________________________________________________________________________________

+ SiRF Technology Holdings                            25,600        $ 874,240
+ Tekelec                                             48,205          688,367
+ TIBCO Software                                      96,600          832,692
+ Trident Microsystems                                21,400          569,240
+ Varian Semiconductor
     Equipment                                        12,600          412,650
+ Vishay Intertechnology                              52,600          818,982
+ Wind River Systems                                  65,200          743,932
                                                                   __________

                                                                   18,422,126
                                                                   __________
  TRANSPORTATION - 2.15%

  Hunt (J.B.) Transport                               23,100          550,473
  UTi Worldwide                                       31,017          967,420
                                                                   __________

                                                                    1,517,893
                                                                   __________
________________________________________________________________________________

  TOTAL COMMON STOCK

  (C0ST $45,919,144)                                               67,536,864
________________________________________________________________________________

                                                   Principal
                                                      Amount
________________________________________________________________________________

REPURCHASE AGREEMENTS - 3.34%

With BNP Paribas 4.67%
     5/1/06 (dated 4/28/06,
     to be repurchased at
     $1,227,478, collateralized by
     $1,277,000 U.S. Treasury
     Bills due 8/17/06, market
     value $1,259,104)                            $1,227,000        1,227,000
With Cantor Fitzgerald
     4.67% 5/1/06 (dated
     4/28/06, to be repurchased
     at $1,138,443, collateralized
     by $413,000 U.S. Treasury
     Notes 2.625% due 11/15/06,
     market value $413,083,
     $34,000 U.S. Treasury
     Notes 2.625% due 5/15/08,
     market value $33,411,
     $200,000 U.S. Treasury
     Notes 3.50% due 11/15/06,
     market value $201,921,
     $163,000 U.S. Treasury
     Notes 4.625% due 5/15/06,
     market value $166,087
     and $325,000 U.S. Treasury
     Notes 6.50% due 2/15/10,
     market value $347,040)                        1,138,000        1,138,000
________________________________________________________________________________

TOTAL REPURCHASE AGREEMENTS
(COST $2,365,000)                                                   2,365,000
________________________________________________________________________________

________________________________________________________________________________

TOTAL MARKET VALUE OF SECURITIES - 98.83%
(COST $48,284,144)                                                $69,901,864
________________________________________________________________________________
________________________________________________________________________________

RECEIVABLES AND OTHER
     ASSETS NET OF LIABILITIES - 1.17%                                824,779
________________________________________________________________________________
________________________________________________________________________________

NET ASSETS APPLICABLE TO
     3,901,144 SHARES OUTSTANDING;
     EQUIVALENT TO $18.13
     PER SHARE - 100.00%                                          $70,726,643
________________________________________________________________________________
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial interest
     (unlimited authorization - no par)                           $44,631,627
Accumulated net realized gain
     on investments                                                 4,477,296
Net unrealized appreciation
     of investments                                                21,617,720
________________________________________________________________________________

TOTAL NET ASSETS                                                  $70,726,643
________________________________________________________________________________

+ Non-income producing security for the period ended April 30, 2006.
# Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2006, the aggregate amount of the restricted security equals $776,310 or 1.10% of the Portfolio's net assets. See Note 11 in "Notes to Financial Statements."
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

See accompanying notes


26 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST -
THE FOCUS SMID-CAP GROWTH EQUITY PORTFOLIO
(FORMERLY THE SMALL-CAP GROWTH II EQUITY PORTFOLIO)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

                                                   Number of           Market
                                                      Shares            Value
________________________________________________________________________________

  COMMON STOCK - 97.28% (3)

  BASIC INDUSTRIES/CAPITAL GOODS - 5.23%

  Graco                                                2,700         $126,225
                                                                    _________

                                                                      126,225
                                                                    _________
  BUSINESS SERVICES - 9.09%

  Expeditors International
     Washington                                        1,400          119,854
  Global Payments                                      2,100           99,603
                                                                    _________

                                                                      219,457
                                                                    _________

  CONSUMER DURABLES - 3.58%

  Gentex                                               5,900           86,494
                                                                    _________

                                                                       86,494
                                                                    _________

  CONSUMER NON-DURABLES - 13.51%

+ Blue Nile                                            3,400          118,320
+ NetFlix                                              4,900          145,236
  Tuesday Morning                                      3,300           62,535
                                                                    _________

                                                                      326,091
                                                                    _________

  CONSUMER SERVICES - 32.88%

+ Global Cash Access                                   3,000           58,470
  GTECH Holdings                                       3,700          126,392
  IHOP                                                 2,600          124,592
  Jackson Hewitt Tax Service                           4,200          125,496
  ServiceMaster                                        9,200          110,768
  Strayer Education                                    1,200          124,788
  Weight Watchers International                        2,500          123,375
                                                                    _________

                                                                      793,881
                                                                    _________

  FINANCIALS - 13.32%

  BlackRock Class A                                      900          136,386
  Financial Federal                                    3,750          106,500
  optionsXpress Holdings                               2,500           78,750
                                                                    _________

                                                                      321,636
                                                                    _________

  HEALTH CARE - 3.75%

+ Techne                                               1,600           90,656
                                                                   __________

                                                                       90,656
                                                                   __________

  TECHNOLOGY - 11.51%

+ McAfee                                               3,400           88,706
+ NAVTEQ                                               2,000           83,040
+ RealNetworks                                        10,600          106,212
                                                                   __________

                                                                      277,958
                                                                   __________
TRANSPORTATION - 4.41%

C.H. Robinson Worldwide                                2,400          106,440
                                                                   __________

                                                                      106,440
                                                                   __________
________________________________________________________________________________

TOTAL COMMON STOCK
(COST $2,243,314)                                                   2,348,838
________________________________________________________________________________
________________________________________________________________________________

TOTAL MARKET VALUE OF SECURITIES - 97.28%
    (COST $2,243,314)                                               2,348,838
________________________________________________________________________________
________________________________________________________________________________

RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 2.72%                                         65,580
________________________________________________________________________________
________________________________________________________________________________

NET ASSETS APPLICABLE TO
    235,295 SHARES OUTSTANDING;
    EQUIVALENT TO $10.26
    PER SHARE - 100.00%                                            $2,414,418
________________________________________________________________________________
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial
    interest (unlimited
    authorization - no par)                                        $1,985,880
Undistributed net
    investment income                                                   2,228
Accumulated net realized
    gain on investments                                               320,786
Net unrealized appreciation
    of investments                                                    105,524
________________________________________________________________________________

TOTAL NET ASSETS                                                   $2,414,418
________________________________________________________________________________

+ Non-income producing security for the period ended April 30, 2006.
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

See accompanying notes


                               2006 Semiannual Report o Delaware Pooled Trust 27

DELAWARE POOLED TRUST - THE SMID-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

                                                      Number           Market
                                                   of Shares            Value
________________________________________________________________________________

  COMMON STOCK - 97.91% \

  BASIC INDUSTRIES/CAPITAL GOODS - 9.44%

  Allegheny Technologies                                 800         $ 55,472
  Balchem                                                400            9,252
  Joy Global                                             800           52,552
  MSC Industrial Direct Class A                          700           36,302
  Regal Beloit                                           900           41,994
  Woodward Governor                                      900           30,825
                                                                    _________

                                                                      226,397
                                                                    _________

  BUSINESS SERVICES - 6.68%

+ 24/7 Real Media                                      2,500           25,300
+ Bright Horizons Family
     Solutions                                           800           31,776
+ Fisher Scientific International                        400           28,220
+ Resources Connection                                   800           21,520
  SCP Pool                                               500           23,360
+ WESCO International                                    400           30,000
                                                                    _________

                                                                      160,176
                                                                    _________

  CONSUMER DURABLES - 1.33%

+ Williams Scotsman
     International                                     1,300           31,941
                                                                    _________

                                                                       31,941
                                                                    _________

  CONSUMER NON-DURABLES - 12.28%

+ Build-A-Bear Workshop                                1,100           35,530
+ Carter's                                               800           53,888
+ Coach                                                1,600           52,832
+ Golf Galaxy                                          1,000           25,900
+ Gymboree                                             1,200           36,096
+ Hibbett Sporting Goods                               1,200           36,372
+ Under Armour Class A                                   900           33,102
+ Urban Outfitters                                       900           20,880
                                                                    _________

                                                                      294,600
                                                                    _________

  CONSUMER SERVICES - 3.94%

  Host Marriott                                        1,400           29,428
+ Sonic                                                  800           27,128
+ Wynn Resorts                                           500           38,055
                                                                    _________

                                                                       94,611
                                                                    _________

  ENERGY - 6.96%

+ Cooper Cameron                                       1,000           50,240
+ Grant Prideco                                          700           35,840
+ Helix Energy Solutions Group                         1,100           42,702
+ Veritas DGC                                            800           38,336
                                                                    _________

                                                                      167,118
                                                                    _________

  FINANCIALS - 10.79%

+ Affiliated Managers Group                              400        $  40,520
+ AmCOMP                                               2,300           21,850
+ AmeriCredit                                            900           27,252
  City National                                          400           29,184
  Colonial BancGroup                                   1,400           36,302
  Eaton Vance                                            900           25,623
  Nuveen Investments                                     700           33,684
  Strategic Hotel Capital                              1,500           34,020
  Umpqua                                                 400           10,560
                                                                    _________

                                                                      258,995
                                                                    _________

  HEALTH CARE - 16.56%

+ Anadys Pharmaceuticals                               1,200           16,644
+ CV Therapeutics                                      1,200           23,820
  Dade Behring Holdings                                  800           31,200
+ Encysive Pharmaceuticals                               500            2,135
+ Express Scripts Class A                                300           23,442
+ First Horizon Pharmaceutical                         1,800           40,086
+ Immucor                                                900           26,145
+ Invitrogen                                             500           33,005
+ Kinetic Concepts                                       600           26,196
+ MGI Pharma                                           1,900           35,492
+ Nastech Pharmaceutical                               2,500           37,925
+ PDL BioPharma                                        1,100           31,658
+ Rigel Pharmaceuticals                                1,700           18,241
+ Telik                                                1,500           27,585
+ United Therapeutics                                    400           23,820
                                                                    _________

                                                                      397,394
                                                                    _________
  TECHNOLOGY - 27.97%

+ Activision                                           1,800           25,542
+ ADC Telecommunications                                 900           20,151
+ Akamai Technologies                                  1,100           37,059
+ Amdocs                                               1,100           40,920
+ Cogent                                               1,400           22,904
+ Cognos                                                 600           22,362
+ Cymer                                                  600           31,014
+ F5 Networks                                            700           40,992
+ Hutchinson Technology                                  500           11,885
+ Informatica                                          2,600           39,962
  Intersil                                               900           26,649
+ Microsemi                                            1,100           30,052
+ NAVTEQ                                                 200            8,304
+ O2Micro International ADR                            2,300           24,702
+ Openwave Systems                                     1,200           22,332
+ Perot Systems Class A                                2,100           31,668
+ Polycom                                              1,700           37,400


28 Delaware Pooled Trust o 2006 Semiannual Report

                                                      Number           Market
                                                   of Shares            Value
________________________________________________________________________________

+ Rackable Systems                                       400         $ 20,556
+ salesforce.com                                         600           21,030
  Satyam Computer Services ADR                           900           32,382
+ Tellabs                                              1,800           28,530
+ TIBCO Software                                       3,200           27,584
+ Trident Microsystems                                   700           18,620
+ Unica                                                2,300           29,900
+ Witness Systems                                        800           18,680
                                                                    _________

                                                                      671,180
                                                                    _________

TRANSPORTATION - 1.96%

Hunt (J.B.) Transport                                    800           19,064
UTi Worldwide                                            900           28,071
                                                                    _________

                                                                       47,135
                                                                    _________
________________________________________________________________________________

TOTAL COMMON STOCK
(COST $1,924,865)                                                   2,349,547
________________________________________________________________________________

TOTAL MARKET VALUE OF SECURITIES - 97.91%
(COST $1,924,865)                                                   2,349,547
________________________________________________________________________________

RECEIVABLES AND OTHER ASSETS
     NET OF LIABILITIES - 2.09%                                        50,130
________________________________________________________________________________

NET ASSETS APPLICABLE TO 235,295
     SHARES OUTSTANDING;
     EQUIVALENT TO $10.20
     PER SHARE - 100.00%                                           $2,399,677
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial interest
     (unlimited authorization - no par)                            $1,983,149
Accumulated net realized loss on
     investments                                                       (8,154)
Net unrealized appreciation of
     investments                                                      424,682
________________________________________________________________________________

TOTAL NET ASSETS                                                   $2,399,677
________________________________________________________________________________

+ Non-income producing security for the period ended April 30, 2006.
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

  ADR -American Depositary Receipts

  See accompanying notes


DELAWARE POOLED TRUST - THE REAL ESTATE
INVESTMENT TRUST PORTFOLIO II
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

                                                      Number           Market
                                                   of Shares            Value
________________________________________________________________________________

  COMMON STOCK - 95.66%

  DIVERSIFIED REITS - 5.21%

  Vornado Realty Trust                                14,000      $ 1,338,960
                                                                  ___________

                                                                    1,338,960
                                                                  ___________

  HEALTH CARE REITS - 3.50%

  Medical Properties Trust                            31,700          340,775
  Ventas                                              17,100          558,657
                                                                  ___________

                                                                      899,432
                                                                  ___________

  HOTEL REITS - 6.13%

  Hersha Hospitality Trust                            32,400          296,460
  Host Hotels & Resorts                               22,334          469,461
  LaSalle Hotel Properties                            10,900          476,657
  Strategic Hotels & Resorts                          14,700          333,396
                                                                  ___________

                                                                    1,575,974
                                                                  ___________

  INDUSTRIAL REITS - 9.31%

  AMB Property                                        11,880          593,881
  First Potomac Realty Trust                           7,300          201,407
  ProLogis                                            31,800        1,596,996
                                                                  ___________

                                                                    2,392,284
                                                                  ___________

  MALL REITS - 15.52%

  CBL & Associates Properties                         10,100          403,899
  General Growth Properties                           26,200        1,230,090
  Macerich                                             7,900          578,438
  Simon Property Group                                21,670        1,774,340
                                                                  ___________

                                                                    3,986,767
                                                                  ___________

  MANUFACTURED HOUSING REITS - 1.25%

  Equity Lifestyle Properties                          7,300          321,127
                                                                  ___________

                                                                      321,127
                                                                  ___________

 MORTGAGE REITS - 2.30%

# KKR Financial                                       16,700          360,720
# Peoples Choice                                      42,100          231,550
                                                                  ___________

                                                                      592,270
                                                                  ___________

  MULTIFAMILY REITS - 18.15%

  Archstone-Smith Trust                                5,300          259,064
  AvalonBay Communities                               11,900        1,281,630
  Camden Property Trust                                7,800          536,094
  Equity Residential                                  30,500        1,368,535
  Essex Property Trust                                 6,200          676,420
  United Dominion Realty Trust                        19,900          541,081
                                                                  ___________

                                                                    4,662,824
                                                                  ___________

                               2006 Semiannual Report o Delaware Pooled Trust 29

                                                      Number           Market
                                                   of Shares            Value
________________________________________________________________________________

  OFFICE REITS - 18.86%

  Alexandria Real Estate Equities                      6,500        $ 588,900
  American Financial Realty Trust                     18,500          210,530
  BioMed Realty Trust                                 10,600          293,408
  Boston Properties                                   10,200          900,354
  Brandywine Realty Trust                             26,900          761,539
  CarrAmerica Realty                                   4,800          214,848
  Maguire Properties                                   9,300          315,828
  Reckson Associates Realty                           17,730          721,256
  SL Green Realty                                      8,480          839,520
                                                                    _________

                                                                    4,846,183
                                                                    _________

  REAL ESTATE OPERATING COMPANIES - 1.80%

+ Great Wolf Resorts                                  17,600          192,720

  Starwood Hotels & Resorts
  Worldwide                                            4,700          269,686
                                                                    _________

                                                                      462,406
                                                                    _________

  SELF-STORAGE REITS - 2.03%

  U-Store-It Trust                                    28,600          522,808
                                                                    _________

                                                                      522,808
                                                                    _________

  SHOPPING CENTER REITS - 11.60%

  Developers Diversified Realty                       12,800          680,960
  Federal Realty Investment Trust                     10,200          695,946
  Kimco Realty                                         6,800          252,484
  Kite Realty Group Trust                             26,300          401,601
  Ramco-Gershenson Properties                         12,000          324,360
  Regency Centers                                      9,900          624,591
                                                                    _________

                                                                    2,979,942
                                                                    _________
  ______________________________________________________________________________

  TOTAL COMMON STOCK
  (COST $20,595,267)                                               24,580,977
  ______________________________________________________________________________


                                                   Principal           Market
                                                      Amount            Value
________________________________________________________________________________

  REPURCHASE AGREEMENTS - 4.15%

  With BNP Paribas 4.67%
     5/1/06 (dated 4/28/06, to
     be repurchased at $553,215,
     collateralized by $576,000
     U.S. Treasury Bills
     due 8/17/06,
     market value $567,528)                         $553,000         $553,000
  With Cantor Fitzgerald
     4.67% 5/1/06 (dated 4/28/06,
     to be repurchased at $513,200,
     collateralized by $186,000
     U.S. Treasury Notes
     2.625% due 11/15/06, market
     value $186,193, $16,000 U.S.
     Treasury Notes 2.625%
     due 5/15/08, market value
     $15,060, $90,000 U.S.
     Treasury Notes 3.50% due
     11/15/06, market value $91,014,
     $73,000 U.S. Treasury Notes
     4.625% due 5/15/06,
     market value $74,862 and
     $147,000 U.S. Treasury Notes
     6.50% due 2/15/10, market
     value $156,425)                                 513,000          513,000
________________________________________________________________________________

TOTAL REPURCHASE AGREEMENTS
(COST $1,066,000)                                                   1,066,000
________________________________________________________________________________

30 Delaware Pooled Trust o 2006 Semiannual Report

________________________________________________________________________________

TOTAL MARKET VALUE OF SECURITIES - 99.81%
(COST $21,661,267)                                                $25,646,977
________________________________________________________________________________
________________________________________________________________________________

RECEIVABLES AND OTHER ASSETS
     NET OF LIABILITIES - 0.19%                                        48,238
________________________________________________________________________________
________________________________________________________________________________

NET ASSETS APPLICABLE TO
     986,133 SHARES OUTSTANDING;
     EQUIVALENT TO $26.06
     PER SHARE - 100.00%                                          $25,695,215
________________________________________________________________________________
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial interest
     (unlimited authorization - no par)                            $9,754,112
Undistributed net investment income                                 1,073,547
Accumulated net realized gain
        on investments                                             10,881,846
Net unrealized appreciation
     of investments                                                 3,985,710
________________________________________________________________________________

TOTAL NET ASSETS                                                  $25,695,215
________________________________________________________________________________

+ Non-income producing security for the period ended April 30, 2006.
# Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2006, the aggregate amount of restricted securities equals $592,270, which represented 2.30% of the Portfolio's net assets. See Note 11 in "Notes to Financial Statements."
  REIT - Real Estate Investment Trust

See accompanying notes


DELAWARE POOLED TRUST -
THE INTERMEDIATE FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  AGENCY ASSET-BACKED SECURITIES - 0.90%

  Fannie Mae Grantor Trust
     Series 2003-T4 2A5 4.907%
     9/26/33                                         $26,822         $ 26,489
     ~ Series 2004-T4 A3
     4.42% 8/25/24                                    53,909           53,654
  Fannie Mae Whole Loan
     Series 2001-W2 AS5 6.473%
     10/25/31                                         56,515           56,324
     ~ Series 2002-W11 AV1 5.299%
     11/25/32                                         12,825           12,827
  Nelnet Education Loan Funding
     Series 2001-A A1 5.76%
     7/1/12                                           47,917           48,312
________________________________________________________________________________

TOTAL AGENCY ASSET-BACKED SECURITIES
(COST $198,964)                                                       197,606
________________________________________________________________________________

  AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS - 6.19%

  Fannie Mae
     Series 2003-122 AJ
     4.50% 2/25/28                                    35,031           33,938
     Series 2005-110 MB
     5.50% 9/25/35                                    90,000           89,241
  Fannie Mae Grantor Trust
     Series 2001-T8 A2
     9.50% 7/25/41                                    32,279           34,781
     Series 2002-T19 A1
     6.50% 7/25/42                                   103,324          104,904
     Series 2003-T1 A
     3.807% 11/25/12                                  95,413           90,839
  Fannie Mae Whole Loan
     Series 2004-W9 2A1
     6.50% 2/25/44                                    61,773           62,815
  Freddie Mac
     Series 1490 CA
     6.50% 4/15/08                                    48,856           48,918
     Series 2326 ZQ
     6.50% 6/15/31                                   109,437          113,646
     Series 2480 EH
     6.00% 11/15/31                                    3,335            3,335
     Series 2552 KB
     4.25% 6/15/27                                    60,667           59,972
     Series 2662 MA
     4.50% 10/15/31                                   62,644           61,233
     Series 2890 PC
     5.00% 7/15/30                                    95,000           91,673


                               2006 Semiannual Report o Delaware Pooled Trust 31

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  Freddie Mac Series 2915 KP
     5.00% 11/15/29                                 $ 50,000         $ 48,383
  Freddie Mac Series 3063 PC
     5.00% 2/15/29                                    85,000           82,694
~ Freddie Mac Series 19 F
     4.587% 6/1/28                                    32,636           32,487
  Freddie Mac Stated Final
     Series 5 GC 2.95% 12/15/09                      170,000          164,550
/ Freddie Mac Structured Pass
     Through Securities
     Series T-58 1A2
     3.108% 5/25/35                                    2,148            2,140
     Series T-58 2A 6.50%
     9/25/43                                          56,598           57,444
     ~ Series T-60 1A4C
       5.395% 3/25/44                                 15,000           14,827
  GNMA
     Series 2002-61 BA
     4.648% 3/16/26                                   91,687           89,964
     Series 2003-5 B
     4.486% 10/16/25                                  25,000           24,059
~ Vendee Mortgage Trust
     Series 2000-1 1A 6.82%
     1/15/30                                          48,071           48,965
________________________________________________________________________________

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,383,709)                                                   1,360,808
________________________________________________________________________________

  AGENCY MORTGAGE-BACKED SECURITIES - 7.02%

  Fannie Mae
     5.50% 5/15/09                                    37,761           37,548
     5.73% 12/1/08                                    53,886           54,240
     6.50% 8/1/17                                     36,384           37,135
     6.52% 1/1/08                                     62,538           63,125
     6.765% 1/1/07                                    61,855           61,855
     8.50% 9/20/10                                    10,607           10,962
     9.00% 4/1/09                                      8,433            8,689
~ Fannie Mae ARM
     3.788% 8/1/34                                    89,265           88,933
     4.758% 12/1/33                                  102,004          104,050
     5.069% 8/1/35                                    71,869           69,611
  Fannie Mae FHAVA
     9.00% 6/1/09                                     32,607           33,595
     11.00% 12/1/15                                    6,250            6,811
  Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                    76,784           73,473
     5.00% 1/1/34                                     54,591           52,237
     5.00% 1/1/34                                      7,226            6,905
  Fannie Mae S.F. 15 yr
     4.00% 5/1/19                                     16,679           15,553
     6.00% 4/1/17                                      7,809            7,914
     8.00% 10/1/14                                    19,296           19,725
     8.50% 2/1/10                                     13,676           14,184

  Fannie Mae S.F. 30 yr
     6.00% 10/1/33                                     6,496          $ 6,479
     7.50% 12/1/10                                     9,044            9,154
     7.50% 12/1/32                                     8,298            8,638
     8.50% 5/1/11                                      5,079            5,220
     8.50% 8/1/12                                      7,396            7,601
     9.50% 4/1/18                                      2,280            2,502
  Fannie Mae S.F. 30 yr TBA
     5.00% 5/1/36                                     70,000           66,216
     5.50% 5/1/36                                     55,000           53,419
     6.50% 5/1/36                                    185,000          188,180
     7.00% 5/1/36                                     40,000           41,125
~ Freddie Mac ARM
     3.744% 4/1/34                                    45,930           45,614
     3.93% 4/1/33                                     50,516           51,223
  Freddie Mac Balloon 5 yr
     4.00% 6/1/08                                     17,585           17,063
     4.00% 1/1/09                                      8,531            8,248
  Freddie Mac Relocation 15 yr
     3.50% 9/1/18                                     50,153           45,953
     3.50% 10/1/18                                     7,055            6,464
  Freddie Mac Relocation 30 yr
     5.00% 9/1/33                                     75,452           72,339
  Freddie Mac S.F. 15 yr
     4.00% 11/1/13                                    15,690           14,999
     4.00% 3/1/14                                     16,642           15,873
     8.50% 10/1/15                                     8,609            9,070
  Freddie Mac S.F. 30 yr
     6.50% 10/1/32                                     8,912            9,088
     7.00% 11/1/33                                    18,738           19,282
     8.00% 9/1/07                                      3,192            3,218
     8.25% 10/1/07                                     6,008            6,073
     9.25% 9/1/08                                      4,060            4,174
  Freddie Mac S.F. 30 yr TBA
     5.00% 5/1/36                                     25,000           23,641
  GNMA I S.F. 15 yr
     6.00% 1/15/09                                     6,131            6,171
     7.50% 4/15/13                                    19,859           20,139
     8.50% 8/15/10                                     3,367            3,432
  GNMA S.F. 30 yr 7.50% 2/15/32                        7,264            7,623
________________________________________________________________________________

TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(COST $1,568,102)                                                   1,544,766
________________________________________________________________________________

  AGENCY OBLIGATIONS - 1.44%
  Fannie Mae
     4.00% 5/23/07                                    40,000           39,525
     6.25% 2/1/11                                     95,000           98,290
     6.625% 9/15/09                                  100,000          104,512
  Freddie Mac 4.625%
     12/19/08                                         75,000           74,065
________________________________________________________________________________

  TOTAL AGENCY OBLIGATIONS
  (COST $323,180)                                                     316,392
________________________________________________________________________________


32 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.00%

  Banc of America Commercial
     Mortgage Securities
     Series 2004-5 A3 4.561%
     11/10/41                                       $ 20,000         $ 19,094
     Series 2005-1 A3 4.877%
     11/10/42                                         30,000           29,428
   ~ Series 2005-2 A5 4.857%
     7/10/43                                          20,000           18,805
   ~ Series 2006-1 AJ 5.46%
     9/10/45                                          30,000           29,218
# Bear Stearns Commercial
     Mortgage Securities Series
     2004-ESA E 144A 5.064%
     5/14/16                                         50,000            49,602
~ Citigroup/Deutsche Bank
     Commercial Mortgage Trust
     Series 2005-CD1 AJ 5.40%
     7/15/44                                          35,000           33,728
/#Commercial Mortgage Pass
     Through Certificates Series
     2001-J1A A2 144A 6.457%
     2/14/34                                          29,390           30,354
# CS First Boston Mortgage
     Securities Series 2001-SPGA
     A2 144A 6.515% 8/13/18                          125,000          130,860
  First Union-Lehman
     Brothers-Bank of America
     Series 1998-C2 A2 6.56%
     11/18/35                                         51,471           52,337
  General Electric Capital
     Commercial Mortgage
     Series 2002-1A A3 6.269%
     12/10/35                                        130,000          134,628
  Series 2005-C3 A3FX 4.863%
     7/10/45                                         195,000          190,825
~ Series 2005-C4 A2 5.305%
     11/10/45                                         25,000           24,819
  General Motors Acceptance
     Corporation Commercial
     Mortgage Securities Series
     1998-C2 A2 6.42% 5/15/35                         15,097           15,370
~ Goldman Sachs Mortgage
     Securities II Series 2006-GG6
     AJ 5.782% 4/10/38                                35,000           34,632
# Hilton Hotel Pool Trust Series
     2000-HLTA A1 144A 7.055%
     10/3/15                                          17,184           17,832
  JPMorgan Chase Commercial
     Mortgage Securities
     Series 2002-C1 A3 5.376%
     7/12/37                                          55,000           54,460
     Series 2002-C2 A2 5.05%
     12/12/34                                        145,000          140,779
     Series 2003-C1 A2 4.985%
     1/12/37                                         156,000          150,596
~ Series 2005-CB11 A4 5.335%
     8/12/37                                          70,000           68,001
~ Series 2005-LDP2 AJ 4.842%
     7/15/42                                          40,000           37,263
~ Series 2006-CB14 AJ 5.679%
     12/12/44                                         10,000            9,832
~ Series 2006-LDP6 D
     5.776% 4/15/43                                   30,000           29,350
  Lehman Brothers-UBS
     Commercial Mortgage Trust
     Series 2002-C1 A4 6.462%
     3/15/31                                         145,000          151,443
     Series 2005-C5 A2 4.885%
     9/15/30                                          85,000           83,372
     Series 2006-C1 A2 5.084%
     2/15/31                                          25,000           24,635
  Merrill Lynch Mortgage Trust
~ Series 2004-BPC1 A3 4.467%
     10/12/41                                         25,000           23,737
     Series 2005-CIP1 A2 4.96%
     7/12/38                                         185,000          181,379
   ~ Series 2005-CIP1 B 5.1004%
     7/12/38                                          25,000           23,944
  Morgan Stanley Capital I
     Series 1998-XL1 A2 6.45%
     6/3/30                                            7,939            7,937
     Series 2005-HQ6 A2A 4.882%
     8/13/42                                          25,000           24,472
~# STRIPs III Series 2003-1A AFIX
     144A 3.308% 3/24/18                              52,656           50,430
# Tower 144A
     Series 2004-2A A 4.232%
     12/15/14                                         45,000           43,334
     Series 2006-1 B 5.588%
     2/15/36                                          25,000           24,754
     Series 2006-1 C 5.707%
     2/15/36                                          25,000           24,776
~ Wachovia Bank Commercial
     Mortgage Trust Series
     2006-C23 A4 5.418% 1/15/45                       15,000           14,633
________________________________________________________________________________

  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (COST $2,031,987)                                                 1,980,659
________________________________________________________________________________

                               2006 Semiannual Report o Delaware Pooled Trust 33

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  CORPORATE BONDS - 35.86%

  BANKING - 3.72%

  Credit Suisse First Boston USA
     4.625% 1/15/08                                $  70,000        $  69,231
  Marshall & Ilsley 3.95%
     8/14/09                                          50,000           47,949
# Mizuho Financial Group 144A
     5.79% 4/15/14                                    40,000           39,619
  Popular North America 4.25%
     4/1/08                                          115,000          112,164
~ RBS Capital Trust I 4.709%
     12/29/49                                        195,000          178,651
  Regions Financial 6.375%
     5/15/12                                         135,000          140,362
  Union Bank Switzerland 7.25%
     7/15/06                                          60,000           60,214
  US Bank 6.375% 8/1/11                               55,000           57,103
~ Wachovia Capital Trust III
     5.80% 8/29/49                                   115,000          112,861
                                                                    _________

                                                                      818,154
                                                                    _________

  BASIC INDUSTRY - 0.38%

  Barrick Gold Finance 7.50%
     5/1/07                                           30,000           30,607
  Lubrizol 4.625% 10/1/09                             55,000           53,345
                                                                    _________

                                                                       83,952
                                                                    _________
  BROKERAGE - 2.18%

  AMVESCAP 4.50% 12/15/09                             90,000           86,603
  Franklin Resources 3.70%
     4/15/08                                         110,000          106,538
  Goldman Sachs 5.25%
     10/15/13                                        110,000          106,380
  Morgan Stanley 5.30%
     3/1/13                                          110,000          107,406
  Nuveen Investments 5.00%
     9/15/10                                          75,000           72,237
                                                                    _________

                                                                      479,164
                                                                    _________

  CAPITAL GOODS - 1.14%

  General Electric 5.00%
     2/1/13                                          145,000          140,386
  United Technologies 4.875%
     5/1/15                                           95,000           89,704
  York International 6.625%
     8/15/06                                          20,000           20,051
                                                                     _________

                                                                      250,141
                                                                     _________

  COMMUNICATIONS - 4.42%

  AT&T 9.05% 11/15/11                                 65,000           70,172
  BellSouth 4.20% 9/15/09                             65,000           62,456
  British Telecommunications
     8.375% 12/15/10                                  95,000          105,638
  Comcast 5.85% 11/15/15                              90,000           87,730
  Cox Communications 4.625%
     1/15/10                                          65,000           62,521
  GTE California 7.65% 3/15/07                        95,000           96,773
  SBC Communications 5.10%
     9/15/14                                          65,000           61,297
  Sprint Capital 7.625% 1/30/11                       50,000           54,015
  Telecom Italia Capital 4.00%
     1/15/10                                          95,000           89,532
  Telefonos de Mexico 4.50%
     11/19/08                                         85,000           82,845
  Thomson 5.75% 2/1/08                               125,000          125,530
  Time Warner Entertainment
     8.375% 3/15/23                                   35,000           39,343
# Viacom 144A 5.75% 4/30/11                           35,000           34,794
                                                                    _________

                                                                      972,646
                                                                    _________

  CONSUMER CYCLICAL - 3.16%

~ DaimlerChrysler Holdings
     5.33% 3/13/09                                   100,000          100,109
  Fortune Brands
     5.125% 1/15/11                                   55,000           53,740
     5.375% 1/15/16                                   10,000            9,485
  Home Depot
     3.75% 9/15/09                                    50,000           47,653
     5.40% 3/1/16                                     75,000           73,186
  May Department Stores 3.95%
     7/15/07                                         145,000          142,013
# Nissan Motor Acceptance
     144A 5.625% 3/14/11                             100,000           99,202
  Procter & Gamble 6.875%
     9/15/09                                          15,000           15,745
  Time Warner 8.18% 8/15/07                          150,000          155,074
                                                                    _________

                                                                      696,207
                                                                    _________

  CONSUMER NON-CYCLICAL - 2.73%

# AmerisourceBergen 144A
     5.875% 9/15/15                                   35,000           34,152
  Amgen 4.00% 11/18/09                                 9,000            8,599
  Baxter International 5.196%
     2/16/08                                          10,000            9,959
  Kraft Foods 4.125% 11/12/09                        195,000          186,340
  Kroger 6.375% 3/1/08                                45,000           45,645
  Medco Health Solutions 7.25%
     8/15/13                                          70,000           74,757
  MedPartners 7.375% 10/1/06                         105,000          105,919


34 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  UST 6.625% 7/15/12                              $   45,000        $  46,453
  Wyeth 5.50% 2/1/14                                  90,000           88,073
                                                                    _________

                                                                      599,897
                                                                    _________
  ELECTRIC - 4.44%

  Ameren 4.263% 5/15/07                               80,000           79,008
  America Electric Power 4.709%
     8/16/07                                          95,000           94,125
  Avista 7.75% 1/1/07                                 45,000           45,613
  CC Fund Trust I 6.90% 2/16/07                       45,000           45,462
  Dominion Resources
   ~ 5.265% 9/28/07                                   75,000           75,085
     5.687% 5/15/08                                   50,000           50,126
  Duke Capital 4.331% 11/16/06                        65,000           64,687
  Pacific Gas & Electric 3.60%
     3/1/09                                          110,000          104,770
  Potomac Electric Power 6.25%
     10/15/07                                         80,000           80,872
# Power Contract Financing
     144A 6.256% 2/1/10                               40,000           40,202
~ Progress Energy 5.518%
     1/15/10                                          55,000           55,219
  PSEG Funding Trust I 5.381%
     11/16/07                                         60,000           59,803
  TXU Energy 6.125% 3/15/08                          180,000          181,369
                                                                    _________

                                                                      976,341
                                                                    _________

  ENERGY - 2.52%

  Apache Finance 7.00%
     3/15/09                                         105,000          110,738
# Canadian Oil Sands 144A
     4.80% 8/10/09                                    10,000            9,703
  Halliburton 5.50% 10/15/10                          45,000           44,972
  Talisman Energy 7.125%
     6/1/07                                          150,000          152,572
  USX 9.125% 1/15/13                                  85,000          100,510
  Valero Energy 6.125%
     4/15/07                                         135,000          135,783
                                                                    _________

                                                                      554,278
                                                                    _________
  FINANCIALS - 2.15%

  American General Finance
     4.875% 7/15/12                                   70,000           66,654
  Residential Capital
     6.00% 2/22/11                                    95,000           93,151
   ~ 6.07% 11/21/08                                   35,000           35,224
     6.125% 11/21/08                                  65,000           64,758
     6.375% 6/30/10                                   36,000           35,880
     6.50% 4/17/13                                    55,000           54,894
     6.875% 6/30/15                                  120,000          121,857
                                                                    _________

                                                                      472,418
                                                                    _________

  INSURANCE - 4.62%

# Farmers Insurance Exchange
     144A 6.00% 8/1/14                               125,000          121,795
# Liberty Mutual 144A 5.75%
     3/15/14                                          55,000           52,209
  Marsh & McLennan
     5.15% 9/15/10                                    45,000           43,722
   ~ 5.19% 7/13/07                                    75,000           74,949
     5.375% 3/15/07                                  100,000           99,717
  MetLife 5.00% 6/15/15                              105,000           98,579
# Nippon Life Insurance 144A
     4.875% 8/9/10                                    55,000           53,183
~# Oil Insurance 144A 5.15%
     8/15/33                                         130,000          127,927
  St. Paul Travelers 5.01%
     8/16/07                                          90,000           89,510
  UnitedHealth Group 5.375%
     3/15/16                                          50,000           48,070
  WellPoint
     4.25% 12/15/09                                   25,000           23,982
     5.00% 1/15/11                                    70,000           68,265
  Willis Group
     5.125% 7/15/10                                   75,000           73,220
     5.625% 7/15/15                                   45,000           43,126
                                                                    _________

                                                                    1,018,254
                                                                    _________

  NATURAL GAS - 1.40%

  Kinder Morgan Energy
     Partners 6.75% 3/15/11                           65,000           67,705
  Oneok 5.51% 2/16/08                                 45,000           44,965
  Sempra Energy 4.621%
     5/17/07                                          25,000           24,803
  Valero Logistics Operations
     6.05% 3/15/13                                   170,000          170,256
                                                                    _________

                                                                      307,729
                                                                    _________

  REAL ESTATE - 0.73%

~ Brandywine Operating
     Partnership 5.415% 4/1/09                        40,000           40,018
  Developers Diversified Realty
     4.625% 8/1/10                                    90,000           86,157
  HRPT Properties Trust 5.75%
     2/15/14                                          35,000           33,983
                                                                    _________

                                                                      160,158
                                                                    _________
  TECHNOLOGY - 1.21%

  Dell 6.55% 4/15/08                                 130,000          132,638
  Motorola 4.608% 11/16/07                           135,000          133,541
                                                                    _________

                                                                      266,179
                                                                    _________


                              2006 Semiannual Report o Delaware Pooled Trust 35

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  TRANSPORTATION - 1.06%
  Continental Airlines 6.503%
     6/15/11                                     $   150,000        $ 150,822
   # Erac USA Finance 144A
     7.35% 6/15/08                                    80,000           82,902
                                                                    _________

                                                                      233,724
                                                                    _________
________________________________________________________________________________

  TOTAL CORPORATE BONDS
  (COST $7,985,097)                                                 7,889,242
________________________________________________________________________________

  MUNICIPAL BONDS - 0.58%

  Colorado Department of
     Transportation Revenue
     Series B 5.00% 12/15/12
     (FGIC)                                          120,000          127,843
________________________________________________________________________________

  TOTAL MUNICIPAL BONDS
  (COST $130,247)                                                     127,843
________________________________________________________________________________

  NON-AGENCY ASSET-BACKED SECURITIES - 10.25%

  Chase Funding Mortgage
     Loan Asset-Backed Certificates
     Series 2002-3 1A6 4.707%
     9/25/13                                         149,062          146,892
     Series 2003-3 1A4 3.303%
     11/25/29                                         99,497           97,717
  Citibank Credit Card Issuance
     Trust Series 2003-A7 A7
     4.15% 7/7/17                                     65,000           58,822
  CitiFinancial Mortgage
     Securities Series 2003-2
     AF4 4.098% 5/25/33                              180,000          176,448
  Countrywide Asset-Backed
     Certificates
     Series 2004-S1 A2 3.872%
     3/25/20                                          70,000           68,740
   ~ Series 2005-7 AF2 4.367%
     11/25/35                                        120,000          117,894
   ~ Series 2005-12 2A2 4.898%
     2/25/36                                          90,000           89,020
   ~ Series 2006-3 2A2 5.139%
     6/25/36                                          70,000           70,053
     Series 2006-S2 A2 5.627%
     7/25/27                                          40,000           39,900
  Credit-Based Asset Servicing
     and Securitization Series
     2005-CB8 AF1B 5.451%
     12/25/35                                         84,164           83,786
  EQCC Home Equity Loan Trust
     Series 1999-2 AF4 6.753%
     8/25/27                                          22,666          22,586
  Equity One ABS Series 2004-1
     AF3 3.054% 4/25/34                               49,252          48,976
  GSAMP Trust Series 2006-S3 A1
     6.085% 5/25/36                                  110,000          110,000

  Honda Automobile Receivables
     Owners Trust Series 2004-1 A4
     3.06% 10/21/09                                   10,000            9,754
~ Merrill Lynch Mortgage Investors
     Series 2005-NCB A1A 5.451%
     7/25/36                                          39,284           39,127
     Series 2006-AR1 A2C 5.149%
     3/25/37                                          80,000           80,000
  Mid-State Trust
     Series 11 A1 4.864% 7/15/38                      37,643           34,971
     Series 2004-1 A 6.005%
     8/15/37                                          7,412             7,441
  Navistar Financial Corporation
     Owner Trust Series 2002-B
     A4 3.52% 10/15/09                                28,832           28,568
~ Option One Mortgage Loan
     Trust Series 2005-4 A3 5.219%
     11/25/35                                         75,000           75,172
  Ownit Mortgage Loan
     Asset-Backed Certificates
     Series 2006-2 A2B 5.633%
     1/25/37                                          20,000           19,944
  Peco Energy Transition Trust
     Series 1999-A A6 6.05%
     3/1/09                                           16,917           16,991
  Renaissance Home Equity
     Loan Trust
     Series 2004-4 AF2 3.856%
     2/25/35                                          68,274           67,765
     Series 2005-4 A2 5.399%
     2/25/36                                          65,000           64,614
~ Residential Asset Mortgage
     Products Series 2004-RZ2 AI3
     4.30% 1/25/31                                    50,000           49,371
  Residential Asset Securities
     Series 1999-KS4 AI4 7.22%
     6/25/28                                          30,770           30,759
   ~ Series 2006-KS3 AI3 5.129%
     4/25/36                                          90,000           90,070
  Residential Funding Mortgage
     Securities II
     Series 2003-HS2 AI3 3.17%
     3/25/18                                          55,000           53,620
     Series 2005-HI1 A2 3.89%
     8/25/34                                          59,217           58,919
   ~ Series 2005-HI2 A1 5.099%
     5/25/35                                          38,970           38,972
     Series 2005-HI3 A2 5.09%
     9/25/35                                          95,000           94,047
# Sharp Net Interest Margin
     Trust Series 2003-HE1N 144A
     6.90% 11/25/33                                      914              912


36 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

# Silverleaf Finance Series
     2005-A A 144A 4.857%
     11/15/16                                     $   37,803         $ 37,260
  Structured Asset Securities
     Series 2001-SB1 A2 3.375%
     8/25/31                                          51,184           46,212
     Series 2004-16XS A2 4.91%
     8/25/34                                          53,536           53,255
     Series 2005-2XS 1A2A 4.51%
     2/25/35                                          30,000           29,182
     Series 2005-NC1 A2 3.92%
     2/25/35                                          97,561           96,689
________________________________________________________________________________

  TOTAL NON-AGENCY ASSET-BACKED SECURITIES
  (COST $2,267,243)                                                 2,254,449
________________________________________________________________________________

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 14.75%

~ American Home Mortgage
     Investment Trust Series
     2004-2 4A2 3.635% 2/25/44                         3,737            3,732
  Banc of America Mortgage
     Securities
   ~ Series 2003-D 1A2 5.499%
     5/25/33                                           3,479            3,492
   ~ Series 2003-I 2A4 3.828%
     10/25/33                                         65,157           64,591
     Series 2005-9 2A1 4.75%
     10/25/20                                         71,565           68,935
  Bank of America Alternative
     Loan Trust
     Series 2003-10 2A1 6.00%
     12/25/33                                         61,431           60,874
     Series 2004-2 1A1 6.00%
     3/25/34                                          80,361           79,632
     Series 2004-10 1CB1 6.00%
     11/25/34                                         15,224           15,023
     Series 2005-9 5A1 5.50%
     10/25/20                                         71,281           70,390
~ Bear Stearns Adjustable Rate
     Mortgage Trust Series 2005-7
     1A2 4.75% 8/25/35                                21,513           20,891
~ Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.207%
     5/25/36                                          60,000           60,310
  Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00%
     1/25/35                                          88,541           87,719
   ~ Series 2004-J7 1A2 4.673%
     8/25/34                                          49,593           49,193
   ~ Series 2005-63 3A1 5.904%
     11/25/35                                         85,706           85,760
     Series 2005-85CB 2A2 5.50%
     2/25/36                                          24,019           23,822
     Series 2006-2CB A3 5.50%
     3/25/36                                          62,562           62,172
/ Countrywide Home Loan
     Mortgage Pass Through
     Trust
   ~ Series 2003-21 A1 4.089%
     5/25/33                                          22,256           21,842
   ~ Series 2006-1 A2 6.00%
     3/25/36                                          68,253           66,907
   ~ Series 2006-HYB3 2A1A
     5.804% 5/20/36                                   60,000           60,000
   ~ Series 2006-HYB3 3A1A
     6.143% 5/20/36                                   90,000           90,390
  Credit Suisse First Boston
     Mortgage Securities
     Series 2003-29 5A1 7.00%
     12/25/33                                         30,163           30,530
     Series 2004-1 3A1 7.00%
     2/25/34                                          21,161           21,406
  First Horizon Alternative
     Mortgage Securities Series

     10/25/34                                         80,657           80,691
  First Horizon Asset Securities
     Series 2003-5 1A17 8.00%
     7/25/33                                          11,847           12,422
   ~ Series 2004-AR5 4A1 5.673%
     10/25/34                                         48,167           47,651
~ General Motors Acceptance
     Corporation Mortgage Loan
     Trust Series 2005-AR2 A4
     5.195% 5/25/35                                   69,328           67,199
# GSMPS Mortgage Loan Trust
     144A
     Series 1998-3 A 7.75%
     9/19/27                                          38,442           39,992
     Series 2005-RP1 1A3 8.00%
     1/25/35                                          32,240           33,858
     Series 2005-RP1 1A4 8.50%
     1/25/35                                          17,673           18,745
  GSR Mortgage Home Loan Trust
     Series 2004-2F 9A1 6.00%
     9/25/19                                          51,728           51,784
~ Indymac Index Mortgage
     Loan Trust
     Series 2006-AR2 1A1A 5.179%
     4/25/46                                          39,560           39,560
     Series 2006-AR7 5A1 6.166%
     5/25/36                                          39,996           40,149
~ JPMorgan Mortgage Trust
     Series 2005-A2 2A1 4.711%
     4/25/35                                          73,594           72,927
     Series 2005-A6 1A2 5.153%
     9/25/35                                          95,000           91,947
     Series 2006-A2 3A3 5.687%
     4/25/36                                         100,000           97,863


                               2006 Semiannual Report o Delaware Pooled Trust 37

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  Lehman Mortgage Trust Series
     2005-2 2A3 5.50% 12/25/35                      $ 74,947         $ 74,586
~ MASTR Adjustable Rate
     Mortgages Trust Series
     2003-6 1A2 2.887%
     12/25/33                                         84,652           84,546
  MASTR Alternative Loans Trust
     Series 2003-9 1A1 5.50%
     12/25/18                                         41,574           41,080
# MASTR Reperforming Loan
     Trust Series 2005-1 1A5 144A
     8.00% 8/25/34                                    60,399           63,320
# MASTR Specialized Loan
     Trust Series 2005-2 A2 144A
     5.15% 7/25/35                                    35,784           35,080
  Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786%
     3/25/35                                         105,000          102,869
  Residential Asset Mortgage
     Products
     Series 2004-SL1 A3 7.00%
     11/25/31                                         38,579           39,188
     Series 2004-SL4 A3 6.50%
     7/25/32                                          48,387           49,067
~ Structured Adjustable Rate
     Mortgage Loan Trust
     Series 2004-18 5A 5.50%
     12/25/34                                         52,172           51,259
     Series 2005-3XS A2 5.209%
     1/25/35                                          46,247           46,276
  Structured Asset Securities
   ~ Series 2002-22H 1A 6.983%
     11/25/32                                          9,950           10,107
     Series 2004-12H 1A 6.00%
     5/25/34                                          33,316           32,868
~ Thornburg Mortgage Securities
     Trust Series 2005-3 A1 5.189%
     10/25/35                                         72,518           72,594
/ Washington Mutual Alternative
     Mortgage Pass-Through
     Certificates Series 2005-9 3CB
     5.50% 10/25/20                                   51,886           51,237
~ Washington Mutual
     Series 2003-AR4 A7 3.95%
     5/25/33                                          40,228           39,134
     Series 2003-AR9 1A7 4.052%
     9/25/33                                          50,080           48,855
     Series 2004-AR4 A2 2.98%
     6/25/34                                         110,000          108,528
  Wells Fargo Mortgage Backed
     Securities Trust
   ~ Series 2004-I 1A1 3.387%
     7/25/34                                          82,408           82,977
   ~ Series 2004-T A1 3.452%
     9/25/34                                          61,740           61,775
     Series 2005-17 1A1 5.50%
     1/25/36                                          24,545           23,532
     Series 2006-2 3A1 5.75%
     3/25/36                                          59,360           58,096
   ~ Series 2006-AR4 1A1 5.87%
     4/25/36                                         114,569          114,085
   ~ Series 2006-AR4 2A1 5.798%
     4/25/36                                         168,302          166,772
   ~ Series 2006-AR5 2A1 5.552%
     4/25/36                                          44,608           44,731
________________________________________________________________________________

  TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $3,281,001)                                                 3,244,961
________________________________________________________________________________

U.S. TREASURY OBLIGATIONS - 13.93%

  U.S. Treasury Bonds 4.50%
     2/15/36                                         150,000          134,848
  U.S. Treasury Inflation
     Index Notes
     1.625% 1/15/15                                   52,027           49,054
     1.875% 7/15/15                                   51,074           49,049
     32.00% 1/15/14                                  204,305          199,429
  oo 2.00% 1/15/16                                    10,011            9,681
     2.375% 4/15/11                                  295,298          297,249
     3.00% 7/15/12                                   320,462          334,119
     3.875% 1/15/09                                  163,553          171,730
  U.S. Treasury Notes
     3.75% 3/31/07                                   420,000          415,620
     4.50% 2/15/09                                    55,000           54,476
     4.50% 2/15/16                                   615,000          588,381
     4.75% 3/31/11                                   310,000          307,651
^ U.S. Treasury Strip 4.431%
     11/15/13                                        660,000          452,497
________________________________________________________________________________

  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $3,115,017)                                                 3,063,784
________________________________________________________________________________


38 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  REPURCHASE AGREEMENTS - 0.59%

  With BNP Paribas 4.67%
     5/1/06 (dated 4/28/06, to
     be repurchased at $67,526,
     collateralized by $70,200
     U.S. Treasury Bills due
     8/17/06, market value
     $69,211)                                       $ 67,500         $ 67,500
  With Cantor Fitzgerald 4.67%
     5/1/06 (dated 4/28/06, to be
     repurchased at $62,524,
     collaterAlized by $22,700
     U.S. Treasury Notes 2.625%
     due 11/15/06, market value
     $22,706, $1,900 U.S. Treasury
     Notes 2.625% due 5/15/08,
     market value $1,837,
     $11,000 U.S. Treasury Notes
     3.50% due 11/15/06, market
     value $11,099, $8,900 U.S.
     Treasury Notes 4.625% due
     5/15/06, market value $9,130
     and $17,900 U.S. Treasury
     Notes 6.50% due 2/15/10,
     market value $19,076)                            62,500           62,500
________________________________________________________________________________

  TOTAL REPURCHASE AGREEMENTS
  (COST $130,000)                                                     130,000
________________________________________________________________________________
________________________________________________________________________________

  TOTAL MARKET VALUE OF
     SECURITIES - 100.51%
     (COST $22,414,547)                                            22,110,510
________________________________________________________________________________
________________________________________________________________________________

  LIABILITIES NET OF RECEIVABLES
     AND OTHER ASSETS - (0.51%)                                      (111,465)
________________________________________________________________________________

________________________________________________________________________________

  NET ASSETS APPLICABLE TO
     2,241,209 SHARES OUTSTANDING;
     EQUIVALENT TO $9.82
     PER SHARE - 100.00%                                          $21,999,045
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial interest
     (unlimited authorization - no par)                           $22,857,425
Accumulated net realized loss
     on investments                                                  (536,446)
Net unrealized depreciation
     of investments                                                  (321,934)
________________________________________________________________________________

TOTAL NET ASSETS                                                  $21,999,045
________________________________________________________________________________

 ~ Variable rate security. The interest rate shown is the rate as of
   April 30, 2006.
 # Security exempt from registration under Rule 144A of the Securities Act of 1933. At April 30, 2006, the aggregate amount of Rule 144A securities equals $1,296,797, which represented 5.89% of the Portfolio's net assets. See
   Note 11 in "Notes to Financial Statements."
 / Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
oo Fully or partially pledged as collateral for financial futures contracts.
 ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:

ABS - Asset-Backed Security
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FHAVA - Federal Housing Administration & Veterans Administration
GNMA - Government National Mortgage Association
TBA - To be announced
S.F. - Single Family
yr - Year

The following futures contracts were outstanding at April 30, 2006:

FUTURES CONTRACTS (1)

   Contracts             Notional                                   Unrealized
     to Buy                Cost          Notional     Expiration   Appreciation
     (Sell)             (Proceeds)         Value         Date     (Depreciation)
_________________      ____________    ____________   __________  ______________

(5) U.S. Treasury
   2 year Notes         $(1,020,421)    $(1,018,672)     6/30/06      $ 1,749
17 U.S. Treasury
   5 year Notes           1,785,376       1,770,656      6/30/06      (14,720)
(3) U.S. Treasury
   10 year Notes           (319,855)       (316,734)     6/30/06        3,121
(1) U.S. Treasury
   long Bond               (107,215)       (106,844)     6/30/06          371
                                                                  ______________

                                                                    $ (9,479)
                                                                  ______________


The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1) See Note 8 in "Notes to Financial Statements."

    See accompanying notes


                              2006 Semiannual Report o Delaware Pooled Trust 39

DELAWARE POOLED TRUST - THE CORE FOCUS FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  AGENCY ASSET-BACKED SECURITIES - 0.11%

  Fannie Mae Grantor
     Trust Series 2003-T4
     2A5 4.907% 9/26/33                             $ 50,290         $ 49,667
________________________________________________________________________________

  TOTAL AGENCY ASSET-BACKED
  SECURITIES (COST $49,884)                                            49,667
________________________________________________________________________________

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.18%

  Fannie Mae
     Series 1996-46 ZA 7.50%
     11/25/26                                         10,434           11,087
     Series 2002-90 A1 6.50%
     6/25/42                                           4,744            4,796
     Series 2002-90 A2 6.50%
     11/25/42                                         17,034           17,279
     Series 2003-122 AJ 4.50%
     2/25/28                                          20,435           19,797
     Series 2005-110 MB 5.50%
     9/25/35                                          90,000           89,242
  Fannie Mae Grantor Trust
     Series 2001-T8 A2 9.50%
     7/25/41                                          12,342           13,298
     Series 2002-T4 A3 7.50%
     12/25/41                                          8,540            8,837
  Fannie Mae Whole Loan
     Series 2004-W9 2A1 6.50%
     2/25/44                                          10,743           10,924
     Series 2004-W11 1A2 6.50%
     5/25/44                                          21,378           21,742
  Freddie Mac
     Series 1730 Z 7.00%
     5/15/24                                          15,550           16,293
     Series 2326 ZQ 6.50%
     6/15/31                                          34,199           35,514
     Series 2480 EH 6.00%
     11/15/31                                          1,796            1,796
     Series 2662 MA 4.50%
     10/15/31                                         32,970           32,228
     Series 2872 GC 5.00%
     11/15/29                                         30,000           28,881
     Series 2890 PC 5.00%
     7/15/30                                          45,000           43,424
     Series 2915 KP 5.00%
     11/15/29                                         25,000           24,192
     Series 3022 MB 5.00%
     12/15/28                                         25,000           24,410
     Series 3063 PC 5.00%
     2/15/29                                          90,000           87,558

/ Freddie Mac Structured
     Pass-Through Securities
     Series T-54 2A 6.50%
     2/25/43                                           6,371            6,462
     Series T-58 1A2 3.108%
     5/25/35                                             537              535
     Series T-58 2A 6.50%
     9/25/43                                          15,847           16,084
________________________________________________________________________________

  TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (COST $523,875)                                         514,379
________________________________________________________________________________

  AGENCY MORTGAGE-BACKED
  SECURITIES - 28.40%

  Fannie Mae
     5.73% 12/1/08                                    22,453           22,600
     6.203% 5/1/09                                     7,388            7,464
     6.50% 8/1/17                                     16,538           16,879
     6.765% 1/1/07                                    22,091           22,091
  Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                    11,518           11,021
     5.00% 1/1/34                                     14,452           13,810
     5.00% 8/1/34                                     16,585           15,849
     5.00% 11/1/34                                    64,719           61,847
     5.00% 1/1/36                                    239,037          227,907
  Fannie Mae S.F. 15 yr
     4.50% 8/1/19                                     17,559           16,753
     5.00% 10/1/18                                    26,105           25,476
     5.00% 2/1/19                                     38,569           37,617
     5.00% 1/1/20                                     25,839           25,177
     5.00% 6/1/20                                      4,694            4,574
     7.00% 11/1/14                                     6,254            6,438
  Fannie Mae S.F. 15 yr TBA
     5.00% 5/1/21                                    760,000          740,050
     5.50% 5/1/21                                  1,840,000        1,826,200
  Fannie Mae S.F. 20 yr
     5.50% 8/1/25                                    137,877          134,947
  Fannie Mae S.F. 30 yr
     5.00% 3/1/34                                     63,860           60,647
     5.00% 5/1/34                                     22,689           21,519
     5.00% 1/1/35                                     34,785           32,991
     5.00% 5/1/35                                     59,882           56,682
     5.00% 6/1/35                                     98,626           93,356
     5.50% 3/1/29                                     34,384           33,556
     5.50% 4/1/29                                     32,092           31,320
     5.50% 2/1/35                                    141,973          138,157
     5.50% 5/1/35                                    128,799          125,176
     6.00% 9/1/34                                      3,807            3,795
     6.00% 11/1/34                                    24,362           24,286


40 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  Fannie Mae S.F. 30 yr
     7.00% 12/1/34                                $    9,129      $     9,391
     7.50% 4/1/32                                      6,167            6,420
  Fannie Mae S.F. 30 yr TBA
     5.00% 5/1/36                                  2,125,000        2,010,116
     5.50% 5/1/36                                  3,715,000        3,608,193
     6.00% 5/1/35                                  1,215,000        1,209,684
     6.50% 3/1/36                                     10,000           10,156
     6.50% 5/1/36                                    598,000          608,278
     7.00% 5/1/36                                    260,000          267,313
     7.50% 5/1/35                                    225,000          234,141
~ Freddie Mac ARM 3.744%
     4/1/34                                           13,509           13,416
  Freddie Mac Relocation 30 yr
     5.00% 9/1/33                                     39,522           37,892
  Freddie Mac S.F. 20 yr 5.50%
     9/1/24                                           46,341           45,429
  Freddie Mac S.F. 30 yr
     5.50% 11/1/33                                    51,031           49,723
     6.50% 10/1/33                                     8,634            8,796
  Freddie Mac S.F. 30 yr TBA
     5.00% 5/1/36                                    490,000          463,356
  GNMA S.F. 30 yr 7.50%
     1/15/32                                           7,823            8,212
________________________________________________________________________________

  TOTAL AGENCY MORTGAGE-BACKED
  SECURITIES (COST $12,484,105)                                    12,428,701
________________________________________________________________________________

  AGENCY OBLIGATIONS - 1.65%

  Fannie Mae
   ^ 5.567% 10/9/19                                  160,000           72,282
     6.625% 9/15/09                                  180,000          188,121
  Federal Home Loan Bank
     4.25% 9/14/07                                   135,000          133,406
     4.875% 11/15/06                                  10,000            9,982
  Freddie Mac
     4.125% 4/2/07                                   185,000          183,275
     4.375% 11/16/07                                 135,000          133,500
________________________________________________________________________________

  TOTAL AGENCY OBLIGATIONS (COST $727,376)                            720,566
________________________________________________________________________________

  COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.17%

~ Bank of America Commercial
     Mortgage Securities
     Series 2005-2 A5 4.857%
     7/10/43                                          15,000           14,104
     Series 2006-1 AJ 5.46%
     9/10/45                                          55,000           53,565
~ Citigroup/Deutsche Bank
     Commercial Mortgage Trust
     Series 2005-CD1 AJ
     5.40% 7/15/44                                    20,000           19,273
/# Commercial Mortgage
     Pass-Through Certificates
     Series 2001-J1A A2 144A
     6.457% 2/14/34                                   24,491           25,295
# Crown Castle Towers Series
     2005-1A C 144A 5.074%
     6/15/35                                          25,000           24,028
  First Union-Lehman Brothers-
     Bank of America Series
     1998-C2 A2 6.56% 11/18/35                        51,471           52,337
  General Electric Capital
     Commercial Mortgage
     Series 2002-1A A3 6.269%
     12/10/35                                         35,000           36,246
     Series 2005-C3 A3FX 4.863%
     7/10/45                                          80,000           78,288
~ GS Mortgage Securities II
     Series 2006-GG6 AJ 5.594%
     4/10/38                                          70,000           69,264
# Hilton Hotel Pool Trust Series
    2000-HLTA A1 144A 7.055%
    10/3/15                                           14,320           14,860
  JPMorgan Chase Commercial
     Mortgage Securities
     Series 2002-C1 A3 5.376%
     7/12/37                                          90,000           89,117
     Series 2003-C1 A2 4.985%
     1/12/37                                         220,000          212,380
   ~ Series 2005-CB11 A4
     5.335% 8/12/37                                  135,000          131,146
   ~ Series 2005-LDP2 AJ
     4.842% 7/15/42                                   80,000           74,525
   ~ Series 2006-CB14 AJ
     5.679% 12/12/44                                  30,000           29,495
   ~ Series 2006-LDP6 D
     5.776% 4/15/43                                   30,000           29,350
  Lehman Brothers-UBS
     Commercial Mortgage Trust
     Series 2002-C1 A4 6.462%
     3/15/31                                          40,000           41,777
     Series 2005-C5 A2 4.885%
     9/15/30                                         245,000          240,306
     Series 2006-C1 A2 5.084%
     2/15/31                                          20,000           19,708
   ~ Series 2006-C3 AJ 5.72%
     3/15/39                                          15,000           14,864
   ~ Merrill Lynch Mortgage Trust
     Series 2005-CIP1 B 5.1004%
     7/12/38                                          25,000           23,944
  Morgan Stanley Capital I
     Series 2005-HQ6 A2A
     4.882% 8/13/42                                   25,000           24,472
# Tower 144A
     Series 2006-1 B 5.588%
     2/15/36                                          30,000           29,705


                               2006 Semiannual Report o Delaware Pooled Trust 41

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________


 # Tower 144A
     Series 2006-1 C 5.707%
     2/15/36                                      $   40,000       $   39,641
________________________________________________________________________________

  TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES (COST $1,418,325)                               1,387,690
________________________________________________________________________________

  CORPORATE BONDS - 27.66%

  BANKING - 3.63%

~# Banco Santander 144A
      5.22% 12/9/09                                   55,000           55,125
 ~ Barclays Bank 6.278%
      12/29/49                                        40,000           36,561
   Citigroup 5.875% 2/22/33                           80,000           75,569
   Credit Suisse First Boston
      USA 6.125% 11/15/11                             50,000           51,140
   HSBC Holdings 6.50%
      5/2/36                                         100,000          101,124
   Popular North America
      4.25% 4/1/08                                   115,000          112,164
    ~ 5.41% 4/6/09                                    70,000           70,033
   Popular North America Capital
      Trust I 6.564% 9/15/34                          65,000           61,443
~# Rabobank Capital Funding
      144A 5.26% 12/29/49                             50,000           47,508
 ~ RBS Capital Trust I
      4.709% 12/29/49                                 45,000           41,227
   Regions Financial
    ~ 4.795% 8/8/08                                   35,000           35,041
      6.375% 5/15/12                                  40,000           41,589
      7.00% 3/1/11                                     5,000            5,318
~# Resona Bank 144A
      5.85% 9/29/49                                  200,000          191,365
~# Resona Preferred
      144A 7.191% 12/29/49                           210,000          216,259
~# Shinsei Finance 144A
      6.418% 1/29/49                                 100,000           97,273
~# Sumitomo Mitsui Banking
      144A 5.625% 7/29/49                            100,000           95,697
 ~ Suntrust Bank 5.07%
      4/2/08                                          15,000           15,022
 ~ Wachovia Capital Trust III
      5.80% 8/29/49                                  140,000          137,396
~# Woori Bank 144A 6.125%
      5/3/16                                         100,000           99,890
                                                                  ___________

                                                                    1,586,744
                                                                  ___________

  BASIC INDUSTRIES - 0.55%

  Barrick Gold Finance 7.50%
    5/1/07                                            35,000           35,708
  Lubrizol 4.625% 10/1/09                             30,000           29,097
# Stora Enso Oyj 144A
    7.25% 4/15/36                                    100,000          100,116
  Weyerhaeuser 7.125%
    7/15/23                                           75,000           76,332
                                                                  ___________

                                                                      241,253
                                                                  ___________

  BROKERAGE - 1.66%

  AMVESCAP 4.50% 12/15/09                             150,000         144,339
  Franklin Resources 3.70%
    4/15/08                                           20,000           19,371
  Goldman Sachs Group
    6.345% 2/15/34                                   135,000          129,912
  Lehman Brothers Holdings
    5.50% 4/4/16                                     115,000          111,303
  Morgan Stanley 5.375%
    10/15/15                                         200,000          191,536
  Nuveen Investments 5.00%
    9/15/10                                          135,000          130,027
                                                                  ___________

                                                                      726,488
                                                                  ___________

  CAPITAL GOODS - 0.33%

  General Electric 5.00% 2/1/13                       85,000           82,295
  Honeywell International 5.70%
    3/15/36                                           60,000           56,675
  York International 6.625%
    8/15/06                                            5,000            5,013
                                                                  ___________

                                                                      143,983
                                                                  ___________

  COMMUNICATIONS - 3.17%

  AT&T 9.05% 11/15/11                                105,000          113,354
  BellSouth 4.20% 9/15/09                             45,000           43,239
  British Telecommunications
    8.875% 12/15/30                                   65,000           82,394
  Comcast 6.50% 11/15/35                              50,000           48,037
  Cox Communications 4.625%
    1/15/10                                           70,000           67,330
~ Deutsche Telekom International
    Finance 5.12% 3/23/09                             90,000           90,095
  GTE California 7.65% 3/15/07                        70,000           71,306
  News America Holdings
    7.75% 12/1/45                                     60,000           64,395
  Sprint Capital
    4.78% 8/17/06                                     55,000           54,909
    7.625% 1/30/11                                   105,000          113,431
  Telecom Italia Capital
    4.00% 1/15/10                                    130,000          122,517
  Telefonos de Mexico
    4.50% 11/19/08                                   170,000          165,691
  Thomson 5.75% 2/1/08                                35,000           35,148
  Time Warner Entertainment
    8.375% 3/15/23                                    20,000           22,482
  Verizon Wireless 5.375%
    12/15/06                                         225,000          225,149
# Viacom 144A 5.75% 4/30/11                           70,000           69,588
                                                                  ___________

                                                                    1,389,065
                                                                  ___________


42 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________


  CONSUMER CYCLICAL - 2.56%

  Centex
    4.875% 8/15/08                                $   35,000      $    34,410
   ~ 4.93% 8/1/07                                    165,000          165,135
~ DaimlerChrysler 5.33%
    3/13/09                                          125,000          125,136
  Fortune Brands 5.125%
    1/15/11                                           75,000           73,282
  Home Depot 5.40% 3/1/16                            150,000          146,371
  Johnson Controls 5.00%
    11/15/06                                          15,000           14,952
# Lennar 144A 6.50% 4/15/16                           65,000           64,931
  May Department Stores
    3.95% 7/15/07                                    110,000          107,735
  Penney (J.C.) 7.40% 4/1/37                         130,000          139,037
  Tandy 6.95% 9/1/07                                  20,000           20,290
  Time Warner 8.18% 8/15/07                          220,000          227,442
                                                                  ___________

                                                                    1,118,721
                                                                  ___________

  CONSUMER NON-CYCLICAL - 2.12%

  Altria Group 7.65% 7/1/08                          125,000          130,341
# AmerisourceBergen 144A
    5.875% 9/15/15                                   115,000          112,214
  Amgen 4.00% 11/18/09                                 7,000            6,688
  Anheuser-Busch 5.75% 4/1/36                         55,000           52,179
  Kraft Foods 4.125% 11/12/09                         70,000           66,891
  Kroger 6.375% 3/1/08                                60,000           60,860
  Medco Health Solutions
    7.25% 8/15/13                                     45,000           48,058
  MedPartners 7.375% 10/1/06                         250,000          252,188
  Medtronic 4.75% 9/15/15                             15,000           13,878
  UST 6.625% 7/15/12                                  25,000           25,807
  WellPoint
    4.25% 12/15/09                                    40,000           38,371
    5.85% 1/15/36                                     35,000           32,256
  Wyeth 5.50% 2/1/14                                  90,000           88,073
                                                                  ___________

                                                                      927,804
                                                                  ___________

  ELECTRIC - 3.79%

~ Alabama Power Capital
    Trust IV 4.75% 10/1/42                           110,000          108,882
  Ameren 4.263% 5/15/07                               90,000           88,884
` America Electric Power
    4.709% 8/16/07                                    75,000           74,309
  Avista 7.75% 1/1/07                                 20,000           20,272
  CC Fund Trust I 6.90% 2/16/07                       35,000           35,359
  Consumers Energy 6.00%
    2/15/14                                           55,000           54,812
  Dominion Resources
  ~ 5.265% 9/28/07                                    85,000           85,097
    5.687% 5/15/08                                    45,000           45,113
  Duke Capital
    4.331% 11/16/06                                   30,000           29,855
    5.668% 8/15/14                                    60,000           58,632
  FPL Group Capital 4.086%
    2/16/07                                           55,000           54,466
  Georgia Power 4.875%
    7/15/07                                           25,000           24,875
  Oncor Electric Delivery
    7.00% 5/1/32                                      30,000           31,714
  Pepco Holdings
  ~ 5.445% 6/1/10                                     85,000           85,316
    5.50% 8/15/07                                     80,000           79,988
# Power Contract Financing
    144A 6.256% 2/1/10                                70,000           70,354
~ Progress Energy 5.518%
    1/15/10                                           75,000           75,298
  PSEG Funding Trust I
    5.381% 11/16/07                                  140,000          139,540
  PSEG Power 5.50% 12/1/15                            90,000           86,159
~ SCANA 4.97% 3/1/08                                 120,000          120,141
  Southern California Edison
    6.00% 1/15/34                                     55,000           53,124
    6.65% 4/1/29                                      40,000           41,093
  Southern Capital Funding
    5.30% 2/1/07                                      95,000           94,649
# Windsor Financing
    144A 5.881% 7/15/17                              100,000           98,913
                                                                  ___________

                                                                    1,656,845
                                                                  ___________

  ENERGY - 0.46%

  Apache Finance 7.00% 3/15/09                        10,000           10,546
# Canadian Oil Sands 144A
    4.80% 8/10/09                                     15,000           14,555
  Nexen 5.875% 3/10/35                                25,000           22,763
  Talisman Energy 5.125%
    5/15/15                                           30,000           28,361
  Valero Energy 6.125% 4/15/07                        15,000           15,087
  Weatherford International
    4.95% 10/15/13                                    40,000           37,914
    5.50% 2/15/16                                     75,000           72,490
                                                                  ___________

                                                                      201,716
                                                                  ___________

  FINANCIALS - 1.99%

  American General Finance
    4.875% 7/15/12                                    50,000           47,610
~ HSBC Finance Capital Trust IX
    5.911% 11/30/35                                  100,000           96,783
~ MUFG Capital Finance 1
    6.346% 7/29/49                                   100,000           98,168
  Residential Capital
    6.00% 2/22/11                                     80,000           78,443
  ~ 6.07% 11/21/08                                    50,000           50,320
    6.125% 11/21/08                                   90,000           89,664


                               2006 Semiannual Report o Delaware Pooled Trust 43

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________


  Residential Capital
    6.375% 6/30/10                                $   74,000      $    73,752
    6.50% 4/17/13                                    105,000          104,799
    6.875% 6/30/15                                   230,000          233,559
                                                                  ___________

                                                                      873,098
                                                                  ___________

  INSURANCE - 3.34%

# Farmers Exchange Capital
    144A 7.05% 7/15/28                               100,000           97,412
# Farmers Insurance Exchange
    144A 6.00% 8/1/14                                 35,000           34,103
  Marsh & McLennan
    5.15% 9/15/10                                    210,000          204,038
  ~ 5.19% 7/13/07                                     10,000            9,993
    5.375% 3/15/07                                   120,000          119,660
  MetLife
    5.00% 6/15/15                                     35,000           32,860
    5.70% 6/15/35                                     20,000           18,236
# Nationwide Mutual Insurance
    144A 7.875% 4/1/33                                40,000           44,499
# Nippon Life Insurance
    144A 4.875% 8/9/10                                60,000           58,018
/~# North Front Pass-Through
    Trust 144A 5.81% 12/15/24                        250,000          239,942
~# Oil Insurance 144A 5.15%
    8/15/33                                          210,000          206,653
~# Premium Asset Trust Series
    2005-2 144A 4.906% 2/2/07                         35,000           34,956
  St. Paul Travelers 5.01%
    8/16/07                                           50,000           49,728
/~# Twin Reefs Pass-Through
    Trust 144A 5.849% 12/31/49                       100,000          100,004
  UnitedHealth Group 5.375%
    3/15/16                                           70,000           67,298
  Willis Group
    5.125% 7/15/10                                    80,000           78,101
    5.625% 7/15/15                                    70,000           67,084
                                                                  ___________

                                                                    1,462,585
                                                                  ___________

  NATURAL GAS - 1.54%

  Atmos Energy
    4.00% 10/15/09                                    75,000           71,046
  ~ 5.443% 10/15/07                                  145,000          145,200
  Enterprise Products Operating
    4.625% 10/15/09                                   55,000           53,170
  Kaneb Pipe Line 5.875%
    6/1/13                                            25,000           24,789
  Oneok 5.51% 2/16/08                                 50,000           49,961
  Sempra Energy
    4.621% 5/17/07                                    75,000           74,409
  ~ 5.24% 5/21/08                                    100,000          100,196
  Valero Logistics Operations
    6.05% 3/15/13                                    155,000          155,233
                                                                  ___________

                                                                      674,004
                                                                  ___________

  REAL ESTATE - 0.68%

~ Brandywine Operating
    Partnership 5.415% 4/1/09                        115,000          115,052
  Developers Diversified Realty
    4.625% 8/1/10                                     35,000           33,506
    5.00% 5/3/10                                      70,000           67,961
    5.375% 10/15/12                                   20,000           19,385
  HRPT Properties Trust
    5.75% 2/15/14                                     65,000           63,110
                                                                  ___________

                                                                      299,014
                                                                  ___________

  TECHNOLOGY - 0.51%

  Motorola 4.608% 11/16/07                           225,000          222,568
                                                                  ___________

                                                                      222,568
                                                                  ___________

  TRANSPORTATION - 1.33%

  American Airlines 3.857%
    7/9/10                                           142,626          135,768
  Continental Airlines 6.503%
    6/15/11                                          220,000          221,205
# Erac USA Finance 144A
    5.30% 11/15/08                                   150,000          149,152
    7.35% 6/15/08                                     75,000           77,721
                                                                  ___________

                                                                      583,846
                                                                  ___________

________________________________________________________________________________

  TOTAL CORPORATE BONDS
  (COST $12,315,606)                                               12,107,734
________________________________________________________________________________

^ FEDERAL AGENCIES (DISCOUNT NOTES) - 26.95%

  Fannie Mae 4.697%
    5/15/06                                        2,770,000        2,764,956
  Freddie Mac
    4.668% 5/9/06                                  2,000,000        1,997,929
    4.679% 5/2/06                                  2,854,000        2,853,630
    4.702% 5/3/06                                  4,180,000        4,178,910
________________________________________________________________________________

  TOTAL FEDERAL AGENCIES (DISCOUNT NOTES)
  (COST $11,795,425)                                               11,795,425
________________________________________________________________________________

  FOREIGN AGENCIES - 0.30%

  Pemex Project Funding Master
    Trust
    6.125% 8/15/08                                    60,000           60,510
    6.625% 6/15/35                                    10,000            9,463
# Pemex Project Funding Master
    Trust 144A 6.625% 6/15/35                         65,000           61,506
________________________________________________________________________________

  TOTAL FOREIGN AGENCIES (COST $135,764)                              131,479
________________________________________________________________________________

  MUNICIPAL BONDS - 0.40%

  Augusta, Georgia Water & Sewer
    Revenue 5.25% 10/1/39 (FSA)                       15,000           15,797
  California State 5.00% 2/1/33                        5,000            5,072
  California State University
    Systemwide Revenue 5.00%
    11/1/30 (AMBAC)                                    5,000            5,174


44 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________


  Illinois State Taxable Pension
    5.10% 6/1/33                                  $   20,000      $    18,050
  Massachusetts Health &
    Education Facilities Authority
    Revenue Series A
    5.00% 7/15/36                                     45,000           46,697
  New Jersey Economic
    Development Authority Revenue
    Cigarette Tax 5.75% 6/15/29                        5,000            5,287
  New York State Urban
    Development Series A-1
    5.25% 3/15/34 (FGIC)                              10,000           10,541
  Oregon State Taxable Pension
    5.892% 6/1/27                                     20,000           19,970
  West Virginia Economic
    Development Authority
    5.37% 7/1/20 (MBIA)                               25,000           23,887
    6.07% 7/1/26                                      25,000           24,542
________________________________________________________________________________

  TOTAL MUNICIPAL BONDS (COST $182,656)                              175,017
________________________________________________________________________________

 NON-AGENCY ASSET-BACKED SECURITIES - 5.18%

~ Ameriquest Mortgage
    Securities Series 2006-R1
    A2C 5.149% 3/25/36                               100,000          100,097
  Citibank Credit Card Issuance
    Trust
    Series 2002-A1 A1 4.95%
    2/9/09                                           170,000          169,586
    Series 2003-A7 A7 4.15%
    7/7/17                                            15,000           13,574
  Countrywide Asset-Backed
    Certificates
    Series 2004-S1 A2 3.872%
    3/25/20                                           30,000           29,460
  ~ Series 2005-12 2A2 4.898%
    2/25/36                                           50,000           49,456
  ~ Series 2006-3 2A2 5.139%
    6/25/36                                          190,000          190,144
  ~ Series 2006-4 2A2 5.139%
    7/25/36                                          365,000          365,275
    Series 2006-S2 A2 5.627%
    7/25/27                                          120,000          119,700
  Credit-Based Asset Service
    and Securitization Series
    2005-CB8 AF1B
    5.451% 12/25/35                                   84,164           83,786
  GSAMP Trust Series 2006-S3
     A1 6.085% 5/25/36                               165,000          165,000
~ Merrill Lynch Mortgage
    Investors
    Series 2005-NCB A1A 5.451%
    7/25/36                                           24,999           24,899
    Series 2006-AR1 A2C 5.149%
    3/25/37                                          125,000          125,000
  Mid-State Trust
    Series 11 A1 4.864% 7/15/38                       10,266            9,538
    Series 2004-1 A 6.005%
    8/15/37                                           11,117           11,161
    Series 2005-1 A 5.745%
    1/15/40                                           23,095           22,489
~ Option One Mortgage Loan
    Trust Series 2005-4 A3
    5.219% 11/25/35                                   50,000           50,114
  Ownit Mortgage Loan Asset
    Backed Certificates Series
    2006-2 A2B 5.633% 1/25/37                         50,000           49,859
  Peco Energy Transition Trust
    Series 1999-A A6 6.05%
    3/1/09                                            67,666           67,964
  Renaissance Home Equity
    Loan Trust
    Series 2004-4 AF2 3.856%
    2/25/35                                           45,516           45,177
    Series 2005-4 A2 5.399%
    2/25/36                                           45,000           44,733
    Series 2005-4 A3 5.565%
    2/25/36                                           25,000           24,805
    Series 2006-1 AF3 5.608%
    5/25/36                                           70,000           69,769
~ Residential Asset Mortgage
    Products Series 2004-RZ2
    AI3 4.30% 1/25/31                                 40,000           39,497
~ Residential Asset Securities
    Series 2006-KS3 AI3 5.129%
    4/25/36                                          165,000          165,128
~ Residential Funding Mortgage
    Securities II Series 2006-HSA1
    A2 5.19% 2/25/36                                 100,000           99,094
# Sierra Receivables Funding
    Company Series 2003-1A
    144A 3.09% 1/15/14                                16,487           16,142
  Structured Asset Securities
    Series 2001-SB1 A2 3.375%
    8/25/31                                           25,592           23,106
    Series 2004-16XS A2 4.91%
    8/25/34                                           53,536           53,255
  ~ Series 2005-NC1 A7 5.189%
    2/25/35                                          28,730           28,758
  WFS Financial Owner Trust
    Series 2002-2 A4 4.50%
    2/20/10                                           11,441           11,444
_______________________________________________________________________________

  TOTAL NON-AGENCY ASSET-BACKED
  SECURITIES (COST $2,276,278)                                      2,268,010
________________________________________________________________________________


                               2006 Semiannual Report o Delaware Pooled Trust 45

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________


  NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS - 11.30%

~ American Home Mortgage
    Investment Trust Series
    2004-2 4A2 3.635% 2/25/44                   $      2,587      $     2,583
  Bank of America Alternative
    Loan Trust
    Series 2003-10 2A1 6.00%
    12/25/33                                          26,328           26,089
    Series 2004-2 1A1 6.00%
    3/25/34                                           13,393           13,272
    Series 2004-10 1CB1 6.00%
    11/25/34                                           7,612            7,511
    Series 2004-11 1CB1 6.00%
    12/25/34                                          27,806           27,438
    Series 2005-3 2A1 5.50%
    4/25/20                                           25,758           25,468
    Series 2005-5 2CB1 6.00%
    6/25/35                                           20,782           20,587
    Series 2005-6 7A1 5.50%
    7/25/20                                           26,403           26,090
    Series 2005-9 5A1 5.50%
    10/25/20                                          19,008           18,771
  Bank of America Mortgage
    Securities
  ~ Series 2003-D 1A2 5.499%
    5/25/33                                              497              499
  ~ Series 2003-I 2A4 3.828%
    10/25/33                                          37,723           37,395
    Series 2005-9 2A1 4.75%
    10/25/20                                          47,710           45,957
~ Bear Stearns Adjustable
    Rate Mortgage Trust Series
    2005-7 1A2 4.75% 8/25/35                          21,513           20,891
~ Bear Stearns Alternative A
    Trust Series 2006-3 33A1
    6.207% 5/25/36                                   180,000          180,929
  Bear Stearns Asset Backed
    Securities Series 2005-AC8
    A5 5.50% 11/25/35                                109,309          108,066
  Chase Mortgage Finance Series
    2003-S8 A2 5.00% 9/25/18                         105,292          101,809
  Countrywide Alternative
    Loan Trust
    Series 2004-28CB 6A1 6.00%
    1/25/35                                           57,892           57,355
   ~ Series 2004-J7 1A2 4.673%
    8/25/34                                           38,149           37,840
    Series 2005-57CB 4A3 5.50%
    12/25/35                                          56,853           56,482
  ~ Series 2005-63 3A1 5.904%
    11/25/35                                          57,138           57,174
    Series 2006-2CB A3 5.50%
    3/25/36                                           81,812           81,302
/ Countrywide Home Loan
    Mortgage Pass-Through Trust
    Series 2006-1 A2 6.00%
    3/25/36                                           82,879           81,244
    Series 2006-HYB3 3A1A
    6.143% 5/20/36                                   170,000          170,736
  Credit Suisse First Boston
    Mortgage Securities
    Series 2003-29 5A1 7.00%
    12/25/33                                          17,514           17,727
    Series 2004-1 3A1 7.00%
    2/25/34                                            1,245            1,259
  First Horizon Alternative
    Mortgage Securities
    Series 2004-FA1 1A1
    6.25% 10/25/34                                    40,329           40,345
  First Horizon Asset Securities
    Series 2003-5 1A17 8.00%
    7/25/33                                            7,108            7,453
  ~ Series 2004-AR5 4A1 5.673%
    10/25/34                                          10,947           10,830
  ~ Series 2004-AR7 1A1
    4.467% 2/25/35                                    96,381           96,155
~ GMAC Mortgage Loan
    Trust Series 2005-AR2
    4A 5.195% 5/25/35                                 86,660           83,999
# GSMPS Mortgage Loan
    Trust 144A
    Series 2005-RP1 1A3 8.00%
    1/25/35                                           64,479           67,715
    Series 2005-RP1 1A4 8.50%
    1/25/35                                           45,951           48,738
    Series 2006-RP1 7.50%
    1/25/36                                          181,098          190,519
~ Indymac Index Mortgage
    Loan Trust
    Series 2004-AR4 1A 4.583%
    8/25/34                                           84,492           84,000
    Series 2005-AR25 1A21
    5.901% 12/25/35                                   38,228           38,241
    Series 2006-AR2 1A1A
    5.179% 4/25/46                                   212,632          212,632
    Series 2006-AR7 5A1 6.166%
    5/25/36                                          119,987          120,448
~ JPMorgan Mortgage Trust
    Series 2005-A2 2A1 4.711%
    4/25/35                                           29,438           29,171
    Series 2005-A6 1A2 5.153%
     9/25/35                                          50,000           48,393
  Lehman Mortgage Trust Series
    2005-2 2A3 5.50% 12/25/35                         60,895           60,601
~ MASTR Adjustable Rate
    Mortgages Trust Series 2003-6
    1A2 2.887% 12/25/33                               19,239           19,215




46 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  MASTR Alternative Loans Trust
    Series 2003-9 1A1 5.50%
    12/25/18                                      $   20,787      $    20,540
    Series 2005-3 7A1 6.00%
    4/25/35                                           24,062           23,831
# MASTR Reperforming Loan
    Trust 144A
    Series 2005-1 1A5 8.00%
    8/25/34                                           17,764           18,624
    Series 2005-2 1A4 8.00%
    5/25/35                                           33,880           35,479
# MASTR Specialized Loan
    Trust Series 2005-2 A2 144A
    5.15% 7/25/35                                     35,784           35,080
~ MLCC Mortgage Investors
    Series 2005-1 1A 4.738%
    4/25/35                                           39,138           39,187
  Morgan Stanley Mortgage Loan
    Trust Series 2006-2 6A 6.50%
    2/25/36                                           78,827           79,812
  Nomura Asset Acceptance
    Series 2005-WF1 2A2 4.786%
    3/25/35                                          135,000          132,260
  Prime Mortgage Trust Series
    2004-CL1 1A1 6.00% 2/25/34                        10,340           10,188
  Residential Asset Mortgage
    Products
    Series 2004-SL1 A3 7.00%
    11/25/31                                           9,645            9,797
    Series 2004-SL4 A3 6.50%
    7/25/32                                           15,121           15,333
    Series 2005-SL1 A2 6.00%
    5/25/32                                           16,403           16,537
~ Structured Adjustable Rate
    Mortgage Loan Trust Series
    2004-18 5A 5.50% 12/25/34                         28,093           27,601
  Structured Asset Securities
  ~ Series 2002-22H 1A 6.983%
    11/25/32                                           5,307            5,390
    Series 2004-12H 1A 6.00%
    5/25/34                                           36,092           35,607
    Series 2004-5H A2 4.43%
    12/25/33                                          46,733           46,160
~ Thornburg Mortgage Securities
    Trust Series 2005-3 A1 5.189%
    10/25/35                                          38,392           38,432
/ Washington Mutual Alternative
    Mortgage Pass-Through
    Certificates
    Series 2005-9 3CB 5.50%
    10/25/20                                          89,622           88,501
    Series 2006-2 2CB 6.50%
    3/25/36                                           76,912           77,041

  Washington Mutual
  ~ Series 2003-AR4 A7 3.95%
    5/25/33                                            5,436            5,288
  ~ Series 2003-AR9 1A7 4.052%
    9/25/33                                           13,911           13,571
  ~ Series 2004-AR4 A2 2.98%
    6/25/34                                           50,000           49,331
    Series 2004-CB3 1A 6.00%
    10/25/34                                           7,383            7,284
    Series 2004-CB3 4A 6.00%
    10/25/19                                          30,100           30,401
  Wells Fargo Mortgage Backed
    Securities Trust
  ~ Series 2004-I 1A1 3.387%
    7/25/34                                           96,143           96,807
  ~ Series 2004-T A1 3.452%
    9/25/34                                           37,044           37,065
    Series 2005-12 1A7 5.50%
    11/25/35                                         121,522          115,863
    Series 2005-17 1A1 5.50%
    1/25/36                                          166,904          160,019
    Series 2005-17 1A2 5.50%
    1/25/36                                           98,179           93,953
  ~ Series 2005-AR16 2A1
    4.946% 10/25/35                                   21,280           21,066
    Series 2006-1 A3 5.00%
    3/25/21                                          187,308          180,869
    Series 2006-2 3A1 5.75%
    3/25/36                                          173,133          169,446
    Series 2006-4 1A8 5.75%
    4/25/36                                          123,611          123,225
  ~ Series 2006-AR4 1A1 5.87%
    4/25/36                                          144,456          143,845
  ~ Series 2006-AR4 2A1
    5.798% 4/25/36                                   336,605          333,541
  ~ Series 2006-AR5 2A1
    5.552% 4/25/36                                   223,041          223,656
_______________________________________________________________________________

  TOTAL NON-AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS (COST $4,979,927)                            4,943,559
_______________________________________________________________________________

  U.S. TREASURY OBLIGATIONS - 17.37%

  U.S. Treasury Bonds
    4.50% 2/15/36                                  1,230,000        1,105,752
 oo 5.375% 2/15/31                                    15,000           15,230
    6.25% 8/15/23                                    185,000          204,512
    8.125% 8/15/21                                   210,000          271,884
  U.S. Treasury Inflation
    Index Notes
    1.875% 7/15/15                                    25,537           24,524
    2.00% 7/15/14                                    110,676          107,896
    2.375% 4/15/11                                   550,587          554,224
    3.00% 7/15/12                                    375,714          391,726
    3.875% 1/15/09                                   333,163          349,821



                               2006 Semiannual Report o Delaware Pooled Trust 47

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________
_

   U.S. Treasury Notes
      3.75% 3/31/07                               $  555,000      $   549,212
      4.50% 2/28/11                                  135,000          132,574
      4.50% 2/15/16                                3,650,000        3,492,025
   U.S. Treasury Strip
   ^ 4.255% 11/15/13                                 250,000          171,400
   ^ 4.779% 8/15/21                                  525,000          232,467
________________________________________________________________________________

   TOTAL U.S. TREASURY OBLIGATIONS
   (COST $7,828,042)                                                7,603,247
________________________________________________________________________________

________________________________________________________________________________

   TOTAL MARKET VALUE OF SECURITIES - 123.67%
   (COST $54,717,263)                                              54,125,474
________________________________________________________________________________

________________________________________________________________________________

   LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS - (23.67%) (x)                                (10,360,588)
________________________________________________________________________________

________________________________________________________________________________

   NET ASSETS APPLICABLE TO
     5,027,434 SHARES OUTSTANDING;
     EQUIVALENT TO $8.71 PER
     SHARE - 100.00%                                              $43,764,886
________________________________________________________________________________

________________________________________________________________________________

   COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

   Shares of beneficial interest
     (unlimited authorization - no par)                           $44,322,208
   Undistributed net investment income                                505,016
   Accumulated net realized loss
     on investments                                                 (487,259)
   Net unrealized depreciation of investments                       (575,079)
________________________________________________________________________________

   TOTAL NET ASSETS                                               $43,764,886
________________________________________________________________________________

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amdended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $2,983,580, which represented 6.82% of the Portfolio's net assets. See Note 11 in "Notes to Financial Statements."

~ Variable rate securities. The interest rate shown is the rate as of April 30, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

x Of this amount, $12,494,563 represents payable for securities purchased as of April 30, 2006.

oo Fully or partially pledged as collateral for financial futures contracts.

` Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at April 30, 2006.

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contracts were outstanding at April 30, 2006:

Futures Contracts(1)

                                                                      Unrealized
        Contracts       Notional         Notional      Expiration    Appreciation
         to Sell        Proceeds          Value           Date      (Depreciation)
      _____________    __________      ____________    __________    ____________
(2) U.S. Treasury
   10 year Notes       $(210,870)       $(211,156)      6/30/06          $ (286)
(3) U.S. Treasury
   long Bonds           (337,527)        (320,531)      6/30/06           16,996
                                                                    ____________

                                                                         $16,710
                                                                    ____________

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1) See Note 8 in "Notes to Financial Statements."

    See accompanying notes


48 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE HIGH-YIELD BOND PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)


                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

   CORPORATE BONDS - 94.73%

   BANKING - 0.48%

   Western Financial 9.625%
      5/15/12                                       $   25,000    $    28,125
                                                                  ___________

                                                                       28,125
                                                                  ___________

   BASIC INDUSTRY - 12.64%

   Abitibi-Consolidated
      6.95% 12/15/06                                   5,000            5,050
      7.875% 8/1/09                                   15,000           15,150
   AK Steel 7.875% 2/15/09                            40,000           40,200
   Bowater 9.50% 10/15/12                            115,000          121,899
   Chemtura 6.875% 6/1/16                             30,000           30,064
   Donohue Forest Products
      7.625% 5/15/07                                  25,000           25,375
   Georgia-Pacific
      8.875% 5/15/31                                  30,000           31,575
      9.50% 12/1/11                                   25,000           27,563
   Gold Kist 10.25% 3/15/14                           25,000           26,563
   Huntsman International
      9.875% 3/1/09                                   15,000           15,750
      10.125% 7/1/09                                  65,000           66,462
   Norske Skog Canada 8.625%
      6/15/11                                         50,000           50,375
 # P.H. Glatfelter 144A 7.125%
      5/1/16                                          10,000           10,090
 # Port Townsend Paper 144A
      12.00% 4/15/11                                  35,000           28,875
   Potlatch 13.00% 12/1/09                            10,000           11,664
   Rhodia 8.875% 6/1/11                               42,000           43,575
   Smurfit Capital Funding
      7.50% 11/20/25                                  60,000           56,400
++ Solutia 6.72% 10/15/37                             55,000           47,300
   Tembec Industries 8.625%
      6/30/09                                        100,000           64,249
   Witco 6.875% 2/1/26                                25,000           23,313
                                                                  ___________

                                                                      741,492
                                                                  ___________

   BROKERAGE - 2.28%

   E Trade Financial 8.00%
      6/15/11                                         60,000           62,250
   LaBranche & Company
      9.50% 5/15/09                                   30,000           32,250
      11.00% 5/15/12                                  35,000           39,025
                                                                  ___________

                                                                      133,525
                                                                  ___________

   CAPITAL GOODS - 6.75%

   Armor Holdings 8.25% 8/15/13                       35,000           37,538
   Graham Packaging 9.875%
      10/15/14                                        25,000           25,813
   Graphic Packaging International
      9.50% 8/15/13                                   10,000            9,750
   Interface 10.375% 2/1/10                           40,000           44,000
   Interline Brands 11.50% 5/15/11                    78,000           86,969
   Intertape Polymer 8.50%
     8/1/14                                           45,000           44,888
   Mueller Group 10.00% 5/1/12                        50,000           54,999
 { Mueller Holdings 14.75%
      4/15/14                                         30,000           24,900
 # Panolam Industrial 144A
      10.75% 10/1/13                                  25,000           24,625
   Trimas 9.875% 6/15/12                              45,000           42,413
                                                                  ___________

                                                                      395,895
                                                                  ___________

   CONSUMER CYCLICAL - 7.77%

     Accuride 8.50% 2/1/15                            30,000           29,775
     Carrols 9.00% 1/15/13                            50,000           51,000
 # Dave & Busters 144A 11.25%
      3/15/14                                         15,000           15,225
   Ford Motor Credit 7.375%
      10/28/09                                        35,000           32,363
 # Festival Fun Parks 144A
      10.875% 4/15/14                                 15,000           15,263
   General Motors Acceptance
      Corporation
      6.875% 9/15/11                                  45,000           42,202
      8.00% 11/1/31                                   30,000           28,521
   Landry's Restaurant 7.50%
      12/15/14                                        15,000           14,475
   Metaldyne 10.00% 11/1/13                           50,000           48,375
 # Neiman Marcus 144A 9.00%
      10/15/15                                        30,000           32,025
 # NPC International 144A 9.50%
      5/1/14                                          35,000           35,525
      O'Charleys 9.00% 11/1/13                        20,000           20,500
 # Uno Restaurant 144A 10.00%
      2/15/11                                         35,000           28,175
   Visteon
      7.00% 3/10/14                                   10,000            8,175
      8.25% 8/1/10                                    25,000           22,563
   Warnaco 8.875% 6/15/13                             30,000           31,725
                                                                  ___________

                                                                      455,887
                                                                  ___________


                               2006 Semiannual Report o Delaware Pooled Trust 49

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

   CONSUMER NON-CYCLICAL - 9.68%

   Accellent 10.50% 12/1/13                       $   25,000      $    27,000
 # Angiotech Pharmaceuticals
      144A 7.75% 4/1/14                               25,000           25,250
   Biovail 7.875% 4/1/10                              90,000           91,349
   Constellation Brands 8.125%
      1/15/12                                         25,000           26,125
   Cott Beverages 8.00% 12/15/11                      50,000           51,125
   Doane Pet Care 10.625%
      11/15/15                                        25,000           30,625
   Dole Food 8.875% 3/15/11                           35,000           34,300
  # Le-Natures 144A 10.00%
      6/15/13                                         30,000           31,650
   National Beef Packing 10.50%
      8/1/11                                          35,000           35,438
   Pilgrim's Pride 9.625% 9/15/11                     50,000           52,375
   Playtex Products 9.375% 6/1/11                     35,000           36,663
   True Temper Sports 8.375%
      9/15/11                                         55,000           51,013
  # Warner Chilcott 144A 9.25%
      2/1/15                                          75,000           75,000
                                                                  ___________

                                                                      567,913
                                                                  ___________

   ENERGY - 5.81%

 # Basic Energy Service 144A
      7.125% 4/15/16                                  10,000            9,925
   Bluewater Finance 10.25%
      2/15/12                                         25,000           26,125
 # Brigham Exploration 144A
      9.625% 5/1/14                                   10,000           10,050
   Compton Petroleum 7.625%
      12/1/13                                         15,000           14,925
 # Copano Energy 144A 8.125%
      3/1/16                                          10,000           10,325
   El Paso Natural Gas 7.625%
      8/1/10                                          20,000           20,825
   El Paso Production Holding
      7.75% 6/1/13                                    25,000           25,906
 # Hilcorp Energy 144A
      7.75% 11/1/15                                   10,000            9,900
      10.50% 9/1/10                                   54,000           59,130
   Inergy Finance 6.875% 12/15/14                      5,000            4,750
 # Inergy Finance 144A 8.25%
      3/1/16                                          10,000           10,325
 # Mariner Energy 144A 7.50%
      4/15/13                                         20,000           19,900
   Quicksilver Resources 7.125%
      4/1/16                                          25,000           24,750
 ~ Secunda International
      13.068% 9/1/12                                  30,000           31,800
   Tennessee Gas Pipeline
      8.375% 6/15/32                                   5,000            5,550
 # VeraSun Energy 144A 9.875%
      12/15/12                                        25,000           26,750
   Whiting Petroleum
      7.25% 5/1/12                                    25,000           25,125
      7.25% 5/1/13                                     5,000            5,000
                                                                  ___________

                                                                      341,061
                                                                  ___________

   FINANCE & INVESTMENTS - 0.97%

   FINOVA Group 7.50% 11/15/09 90,750                                  31,309
 # Hughes Network Systems
      144A 9.50% 4/15/14                              25,000           25,594
                                                                  ___________

                                                                       56,903
                                                                  ___________

   MEDIA - 15.46%

 } Adelphia Communications
      8.125% 7/15/06                                  35,000           16,538
 # Affinion Group 144A 11.50%
      10/15/15                                        15,000           15,450
   CCH I Notes 144A 11.00%
      10/1/15                                         35,000           31,325
++ Century Communications
      9.50% 9/1/06                                    40,000           36,000
   Cenveo 9.625% 3/15/12                              25,000           26,813
   Charter Communications
      Holdings
      11.125% 1/15/11                                 40,000           25,600
      13.50% 1/15/11                                  70,000           48,650
 # Charter Communications
      Operating 144A 8.375%
      4/30/14                                         20,000           20,200
~# Cleveland Unlimited 144A
      13.16% 12/15/10                                 15,000           15,675
   CSC Holdings 10.50% 5/15/16                        60,000           63,450
   Dex Media East 12.125%
      11/15/12                                        20,000           22,725
   Insight Midwest 10.50% 11/1/10                     80,000           84,499
   Lodgenet Entertainment
      9.50% 6/15/13                                   65,000           70,362
   Mediacom Capital 9.50%
      1/15/13                                         75,000           77,062
 # RH Donnelley 144A 8.875%
      1/15/16                                         40,000           41,350
   Sheridan Group 10.25% 8/15/11                      15,000           15,525
   Sirius Satellite 9.625% 8/1/13                     45,000           44,213
   Vertis 10.875% 6/15/09                             25,000           24,000
   Warner Music Group 7.375%
      4/15/14                                         45,000          143,549
   XM Satellite Radio 12.00%
      6/15/10                                         43,000           48,644
 # XM Satellite Radio 144A
      9.75% 5/1/14                                    35,000           35,350
                                                                  ___________

                                                                      906,980
                                                                  ___________


50 Delaware Pooled Trust o 2006 Semiannual Report

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

  REAL ESTATE - 1.76%

  American Real Estate Partners
      8.125% 6/1/12                               $   60,000      $    62,250
  BF Saul REIT 7.50% 3/1/14                           40,000           41,000
                                                                  ___________

                                                                      103,250
                                                                  ___________

  SERVICES CYCLICAL - 11.56%

  Adesa 7.625% 6/15/12                                35,000           35,788
  American Airlines 7.379%
     5/23/16                                          18,949           17,148
# CCM Merger 144A 8.00%
     8/1/13                                           45,000           43,875
  Corrections Corporation of
     America 7.50% 5/1/11                             60,000           61,049
  Foster Wheeler 10.359% 9/15/11                       6,000            6,600
  FTI Consulting 7.625% 6/15/13                       25,000           26,438
  Gaylord Entertainment 8.00%
     11/15/13                                         30,000           30,938
{ H-Lines Finance Holdings
     11.00% 4/1/13                                    55,000           47,025
# Hertz 144A
    8.875% 1/1/14                                     25,000           26,688
    10.50% 1/1/16                                     15,000           16,669
  Horizon Lines 9.00% 11/1/12                         19,000           19,879
  Kansas City Southern Railway
     9.50% 10/1/08                                    45,000           47,755
# Knowledge Learning 144A
     7.75% 2/1/15                                     15,000           14,325
  Mandalay Resort Group 9.50%
     8/1/08                                           35,000           37,494
  MGM MIRAGE 9.75% 6/1/07                             10,000           10,425
  OMI 7.625% 12/1/13                                  90,000           91,912
  Royal Caribbean Cruises 7.25%
     3/15/18                                          30,000           31,162
  Seabulk International 9.50%
     8/15/13                                           5,000            5,575
  Stena 9.625% 12/1/12                                35,000           37,888
{ Town Sports International
     11.00% 2/1/14                                    15,000           11,513
  Wheeling Island Gaming
     10.125% 12/15/09                                 55,000           57,749
                                                                  ___________

                                                                     677,895
                                                                  ___________

  SERVICES NON-CYCLICAL - 5.82%

  Aleris International 9.00%
     11/15/14                                         35,000           36,750
  Allied Waste North America
     9.25% 9/1/12                                     20,000           21,650
  Brickman Group 11.75%
     12/15/09                                         15,000           16,370
  Casella Waste Systems 9.75%
     2/1/13                                           55,000           58,850
# CRC Health 144A 10.75%
     2/1/16                                           45,000           46,463
  Geo Subordinate 11.00%
     5/15/12                                          45,000           45,450
  US Oncology 10.75% 8/15/14                          50,000           56,188
{ Vanguard Health 11.25%
     10/1/15                                          80,000           59,399
                                                                  ___________

                                                                      341,120
                                                                  ___________

  TECHNOLGY & ELECTRONICS - 2.10%

# Activant Solutions 144A
     9.50% 5/1/16                                     10,000           10,225
  Magnachip Semiconductor
     8.00% 12/15/14                                   70,000           65,625
 # Sensata Technologies 144A
     8.00% 5/1/14                                     20,000           20,200
 # Sungard Data Systems
     144A 10.25% 8/15/15                              25,000           27,000
                                                                  ___________

                                                                      123,050
                                                                  ___________

  TELECOMMUNICATIONS - 8.04%

++ Allegiance Telecom 11.75%
     2/15/08                                          10,000            4,500
  American Cellular 10.00%
     8/1/11                                           15,000           16,350
  American Tower 7.125%
     10/15/12                                         40,000           41,000
  Centennial Communications
     10.00% 1/1/13                                    25,000           26,125
  Cincinnati Bell 8.375% 1/15/14                      55,000           56,512
{ Inmarsat Finance 10.375%
     11/15/12                                         90,000           77,849
  iPCS 11.50% 5/1/12                                   5,000            5,688
~ IWO Holdings 8.818% 1/15/12                          5,000            5,238
  MCI 6.908% 5/1/07                                    8,000            8,060
  PanAmSat 9.00% 8/15/14                              15,000           15,844
~ Qwest 8.16% 6/15/13                                 25,000           27,344
  Rural Cellular 9.875% 2/1/10                        35,000           37,363
~# Rural Cellular 144A 10.43%
     11/1/12                                          20,000           20,900
# Telcordia Technologies 144A
     10.00% 3/15/13                                   80,000           73,599
  Triton Communications 9.375%
     2/1/11                                           45,000           33,863
 ~ US LEC 13.62% 10/1/09                              20,000           21,650
                                                                  ___________

                                                                      471,885
                                                                  ___________

UTILITIES - 3.61%

  Avista 9.75% 6/1/08                                  5,000            5,398
++# Calpine 144A 9.90% 7/15/07                        24,438           23,460
  Elwood Energy 8.159% 7/5/26                         87,386           93,344
  Midwest Generation 8.30%
     7/2/09                                           10,000           10,271
  NRG Energy 7.25% 2/1/14                             50,000           50,375



                               2006 Semiannual Report o Delaware Pooled Trust 51

                                                   Principal           Market
                                                      Amount            Value
                                                     (U.S.$)          (U.S.$)
________________________________________________________________________________

   Orion Power Holdings 12.00%
      5/1/10                                        $ 25,000         $ 28,625
++=# USGen New England 144A
      7.459% 1/2/15                                   20,000              144
                                                                     ________

                                                                      211,617
                                                                     ________
________________________________________________________________________________

  TOTAL CORPORATE BONDS
  (COST $5,574,086)                                                 5,556,598
________________________________________________________________________________

  CONVERTIBLE BONDS - 0.19%

# Charter Communications 144A
      5.875% 11/16/09
  exercise price $2.42, expiration
  date 11/16/09                                       15,000           11,175
________________________________________________________________________________

  TOTAL CONVERTIBLE BONDS
  (COST $12,550)                                                       11,175
________________________________________________________________________________

  EMERGING MARKET BONDS - 0.08%

  Venezuela Government 6.00%
      12/9/20                                          5,000            4,575
________________________________________________________________________________

  TOTAL EMERGING MARKET BONDS
  (COST $4,570)                                                         4,575
________________________________________________________________________________

                                                   Number of
                                                     Shares
________________________________________________________________________________

  COMMON STOCK - 1.00%

=II@+ Avado Brands                                       121            1,698
  B&G Foods                                              700           10,479
+ Foster Wheeler                                         274           12,209
+ Mirant                                                 913           22,424
+ Petroleum Geo-Services ADR                             195           10,947
+ XM Satellite Radio Holdings
      Class A                                             50            1,011
________________________________________________________________________________

  TOTAL COMMON STOCK
  (COST $48,472)                                                       58,768
________________________________________________________________________________

WARRANTS - 0.00%

+# Solutia 144A, exercise price
      $7.59, expiration date 7/15/09                      55                -
________________________________________________________________________________

  TOTAL WARRANTS
 (COST $4,679)                                                              -
________________________________________________________________________________

  REPURCHASE AGREEMENTS - 2.51%

  With BNP Paribas 4.67% 5/1/06
      (dated 4/28/06, to be repurchased
      at $76,330, collateralized by
      79,400 U.S. Treasury Bills
      due 8/17/06, market value
      $78,261)                                       $76,300          $76,300
  With Cantor Fitzgerald 4.67%
      5/1/06 (dated 4/28/06, to be
      repurchased at $70,728,
      collateralized by $25,700
      U.S. Treasury Notes 2.625%
      due 11/15/06, market value
      $25,676, $2,100 U.S. Treasury
      Notes 2.625% due 5/15/08,
      market value $2,077, $12,400
      U.S. Treasury Notes 3.50%
      due 11/15/06, market value
      $12,551, $10,100 U.S. Treasury
      Notes 4.625% due 5/15/06,
      market value $10,323 and
      $20,200 U.S. Treasury Notes
      6.50% due 2/15/10,
      market value $21,571)                           70,700           70,700
________________________________________________________________________________

TOTAL REPURCHASE AGREEMENTS
(COST $147,000)                                                       147,000
________________________________________________________________________________



52 Delaware Pooled Trust o 2006 Semiannual Report

________________________________________________________________________________

  TOTAL MARKET VALUE OF
      SECURITIES - 98.51%
     (COST $5,791,357)                                             5,778,116
________________________________________________________________________________

________________________________________________________________________________

  RECEIVABLES AND OTHER ASSETS
      NET OF LIABILITIES - 1.49%                                      87,238
________________________________________________________________________________

________________________________________________________________________________

  NET ASSETS APPLICABLE TO
      756,107 SHARES OUTSTANDING;
      EQUIVALENT TO $7.76 PER
      SHARE - 100.00%                                              $5,865,354
________________________________________________________________________________

________________________________________________________________________________

  COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

  Shares of beneficial interest
      (unlimited authorization - no par)                           $9,869,428
  Undistributed net investment income                                 154,972
  Accumulated net realized loss on investments                     (4,145,805)
  Net unrealized depreciation of investments                          (13,241)
________________________________________________________________________________

  TOTAL NET ASSETS                                                 $5,865,354
________________________________________________________________________________



 + Non-income producing security for the period ended April 30, 2006.
++ Non-income producing security. Security is currently in default.
 ~ Variable rate security. The interest rate shown is the rate as of April 30,
   2006.
 } Security is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
 { Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $966,350, which represented 16.48% of the Portfolio's net assets. See Note 11 in "Notes to Financial Statements."
 = Security is being fair valued in accordance with the Portfolio's fair valuation policy. At April 30, 2006, the aggregate amount of fair valued securities equals $1,842, which represented 0.03% of the Portfolio's net assets. See Note 1 in "Notes to Financial Statements."
II (Restricted Security. Investment in a security not registered under the Securities Act of)1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2006, the aggregate amount of restricted securities equals $1,698 or 0.03% of the Portfolio's net assets. See Note 11 in "Notes to Financial Statements."
 @ Illiquid security. At April 30, 2006, the aggregate amount of illiquid securities equals $1,698, which represented 0.03% of the Portfolio's net assets. See Note 11 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:

ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

See accompanying notes


DELAWARE POOLED TRUST - THE CORE PLUS
FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

  AGENCY ASSET-BACKED SECURITIES - 0.28%

~ Fannie Mae Grantor Trust
     Series 2003-T4 2A5
     4.907% 9/26/33                    USD           328,563        $ 324,488
  Nelnet Education Loan Funding
     Series 2001-A A1
     5.76% 7/1/12                                    191,667          193,248
________________________________________________________________________________

  TOTAL AGENCY ASSET-BACKED SECURITIES
  (COST $521,018)                                                     517,736
________________________________________________________________________________

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.87%

  Fannie Mae
     Series 1996-46 ZA
     7.50% 11/25/26                                   52,172           55,437
     Series 2002-90 A1
     6.50% 6/25/42                                    44,275           44,758
     Series 2002-90 A2
     6.50% 11/25/42                                  300,529          304,859
     Series 2003-122 AJ
     4.50% 2/25/28                                   207,269          200,800
     Series 2005-110 MB
     5.50% 9/25/35                                   930,000          922,152
  Fannie Mae Grantor Trust
     Series 1999-T2 A1
     7.50% 1/19/39                                     9,629            9,983
     Series 2001-T8 A2
     9.50% 7/25/41                                    28,482           30,689
     Series 2002-T4 A3
     7.50% 12/25/41                                    3,203            3,314
     Series 2004-T1 1A2
     6.50% 1/25/44                                     9,431            9,588
  Fannie Mae Whole Loan
     Series 2004-W9 2A1
     6.50% 2/25/44                                    48,344           49,159
     Series 2004-W11 1A2
     6.50% 5/25/44                                   224,473          228,291
  Freddie Mac
     Series 1730 Z
     7.00% 5/15/24                                   351,823          368,627
     Series 2326 ZQ
     6.50% 6/15/31                                   642,940          667,668
     Series 2480 EH
     6.00% 11/15/31                                    2,565            2,566
     Series 2662 MA
     4.50% 10/15/31                                  398,942          389,956
     Series 2872 GC
     5.00% 11/15/29                                  310,000          298,436



                               2006 Semiannual Report o Delaware Pooled Trust 53

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

     Series 2890 PC
     5.00% 7/15/30                               USD 240,000        $ 231,596
     Series 2915 KP
     5.00% 11/15/29                                  360,000          348,359
     Series 3022 MB
     5.00% 12/15/28                                  265,000          258,745
     Series 3063 PC
     5.00% 2/15/29                                   850,000          826,937
/ Freddie Mac Structured
     Pass-Through Securities
     Series T-54 2A
     6.50% 2/25/43                                    79,640           80,774
     Series T-58 1A2
     3.108% 5/25/35                                    4,296            4,280
     Series T-58 2A
     6.50% 9/25/43                                    47,542           48,253
________________________________________________________________________________

  TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $5,476,347)                                                 5,385,227
________________________________________________________________________________

AGENCY MORTGAGE-BACKED SECURITIES - 21.80%

  Fannie Mae
     5.73% 12/1/08                                    17,962           18,080
     6.203% 5/1/09                                    66,491           67,177
     6.50% 8/1/17                                     95,922           97,900
     6.765% 1/1/07                                     8,836            8,836
~ Fannie Mae ARM
     3.788% 8/1/34                                   245,478          244,567
  Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                    76,784           73,473
     5.00% 1/1/34                                     83,494           79,858
     5.00% 11/1/34                                   293,189          280,179
     5.00% 4/1/35                                    573,516          546,812
     5.00% 10/1/35                                   548,489          522,950
     5.00% 1/1/36                                    806,751          769,186
  Fannie Mae S.F. 15 yr
     4.50% 1/1/20                                     67,348           64,254
     5.00% 7/1/14                                      9,247            9,033
     5.00% 12/1/16                                    14,015           13,687
     5.00% 5/1/20                                     78,174           76,170
     5.00% 7/1/20                                     31,421           30,616
     5.50% 5/1/20                                      7,413            7,362
     6.00% 4/1/17                                     11,714           11,872
     6.00% 6/1/17                                     10,902           11,049
     6.00% 2/1/18                                     91,104           92,328
  Fannie Mae S.F. 15 yr TBA
     5.00% 5/1/21                                  1,415,000        1,377,856
     5.50% 5/1/21                                  2,365,000        2,347,263
  Fannie Mae S.F. 20 yr
     5.50% 8/1/25                                  1,342,001        1,313,483
  Fannie Mae S.F. 30 yr
     5.00% 3/1/34                                     43,837           41,631
     5.00% 3/1/35                                    115,813          109,704
     5.00% 5/1/35                                     73,701           69,762
     5.00% 6/1/35                                    157,880          149,443
     5.00% 7/1/35                                    202,147          191,345
     5.50% 3/1/29                                    110,791          108,125
     5.50% 4/1/29                                    132,379          129,194
     5.50% 1/1/34                                     45,066           43,897
     5.50% 1/1/35                                     65,700           63,934
     5.50% 2/1/35                                    122,892          119,589
     5.50% 6/1/35                                     95,817           93,122
     6.00% 1/1/35                                     11,798           11,761
     6.00% 6/1/35                                     44,387           44,234
     7.00% 12/1/33                                    65,564           67,511
     7.00% 5/1/35                                     18,387           18,910
     7.00% 6/1/35                                    100,417          103,273
     7.50% 6/1/31                                      7,800            8,125
     7.50% 6/1/34                                    167,309          174,159
  Fannie Mae S.F. 30 yr TBA
     5.00% 5/1/36                                  6,070,000        5,741,842
     5.50% 5/1/36                                 16,965,000       16,477,257
     6.00% 5/1/35                                  3,050,000        3,036,656
     6.50% 3/1/36                                    455,000          462,109
     6.50% 5/1/36                                  1,410,000        1,434,234
     7.00% 5/1/36                                  1,650,000        1,696,406
     7.50% 5/1/35                                    135,000          140,484
~ Freddie Mac ARM
     3.744% 4/1/34                                    70,245           69,763
  Freddie Mac Relocation 30 yr
     5.00% 9/1/33                                     97,010           93,008
  Freddie Mac S.F. 20 yr
     5.50% 9/1/24                                     65,650           64,357
  Freddie Mac S.F. 30 yr
     5.50% 12/1/34                                   139,992          136,274
     6.50% 10/1/33                                    25,901           26,387
     7.00% 11/1/33                                     8,648            8,900
  Freddie Mac S.F. 30 yr TBA
     5.00% 5/1/36                                  2,040,000        1,929,075
  Government National Mortgage
     Association S.F. 30 yr
     7.50% 1/15/30                                     3,845            4,036
     7.50% 12/15/31                                    2,018            2,118
     7.50% 2/15/32                                     1,816            1,906
________________________________________________________________________________

TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(COST $41,160,336)                                                 40,936,522
________________________________________________________________________________

AGENCY OBLIGATIONS - 1.14%

  Fannie Mae
     3.375% 12/15/08                                 110,000          105,328
   ^ 5.278% 10/9/19                                  905,000          408,844
     6.625% 11/15/30                                  65,000           74,446
  Federal Home Loan Bank
     4.25% 9/14/07                                 1,560,000        1,541,585
  Freddie Mac
     4.375% 11/16/07                                  10,000            9,889
________________________________________________________________________________

TOTAL AGENCY OBLIGATIONS (COST $2,204,263)                          2,140,092
________________________________________________________________________________



54 Delaware Pooled Trust o 2006 Semiannual Report

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

  COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.86%

/ Bank of America Commercial Mortgage Securities
     Series 2005-2 A5
     4.857% 7/10/43                              USD 130,000        $ 122,232
     Series 2006-1 AJ
     5.46% 9/10/45                                   240,000          233,740
# Bear Stearns Commercial
     Mortgage Securities
     Series 2004-ESA E 144A
     5.064% 5/14/16                                  225,000          223,209
~ Citigroup/Deutsche Bank
     Commercial Mortgage Trust
     Series 2005-CD1 AJ
     5.40% 7/15/44                                   330,000          318,005
/# Commercial Mortgage
     Pass-Through Certificates
     Series 2001-J1A A2 144A
     6.457% 2/14/34                                  328,184          338,950
# Crown Castle Towers
     Series 2005-1A C 144A
     5.074% 6/15/35                                  120,000          115,334
  First Union-Lehman
     Brothers-Bank of America
     Series 1998-C2 A2
     6.56% 11/18/35                                  158,703          161,374
  General Electric Capital
     Commercial Mortgage
     Series 2002-1A A3
     6.269% 12/10/35                                 290,000          300,324
~ GS Mortgage Securities II
     Series 2006-GG6 AJ
     5.782% 4/10/38                                  295,000          291,897
  JPMorgan Chase Commercial
     Mortgage Securities
     Series 2002-C1 A3
     5.376% 7/12/37                                  515,000          509,947
     Series 2003-C1 A2
     4.985% 1/12/37                                  664,000          640,999
   ~ Series 2005-CB11 A4
     5.335% 8/12/37                                  590,000          573,154
   ~ Series 2005-LDP2 AJ
     4.842% 7/15/42                                  340,000          316,732
   ~ Series 2006-CB14 AJ
     5.679% 12/12/44                                 120,000          117,979
   ~ Series 2006-LDP6 D
     5.776% 4/15/43                                  150,000          146,750
  Lehman Brothers-UBS
     Commercial Mortgage Trust
     Series 2002-C1 A4
     6.462% 3/15/31                                   20,000           20,889
     Series 2005-C5 A2
     4.885% 9/15/30                                  545,000          534,561
     Series 2006-C1 A2
     5.084% 2/15/31                                   60,000           59,125
   ~ Series 2006-C3 AJ
     5.72% 3/15/39                                    30,000           29,728
  Merrill Lynch Mortgage Trust
   ~ Series 2004-BPC1 A3
     4.467% 10/12/41                                 470,000          446,255
   ~ Series 2005-CIP1 B
     5.1004% 7/12/38                                 130,000          124,508
   # Series 2005-GGP1 E 144A
     4.33% 11/15/10                                  105,000          103,458
   # Series 2005-GGP1 F 144A
     4.35% 11/15/10                                  105,000          103,414
  Morgan Stanley Capital I
   # Series 1999-FNV1 G 144A
     6.12% 3/15/31                                   170,000          170,845
     Series 2005-HQ6 A2A
     4.882% 8/13/42                                  470,000          460,078
# Nationslink Funding
     Series 1998-2 F 144A
     7.105% 8/20/30                                   45,000           46,942
# Tower 144A
     Series 2004-2A A
     4.232% 12/15/14                                 135,000          130,001
     Series 2006-1 B
     5.588% 2/15/36                                  180,000          178,228
     Series 2006-1 C
     5.707% 2/15/36                                  275,000          272,533
~ Wachovia Bank Commercial Mortgage Trust
     Series 2006-C23 AJ
     5.515% 1/15/45                                  165,000          161,336
________________________________________________________________________________

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(COST $7,470,568)                                                   7,252,527
________________________________________________________________________________

CORPORATE BONDS - 34.92%

BANKING - 3.23%

~# Banco Santander 144A
     5.22% 12/9/09                                   215,000          215,487
~ Barclays Bank
     6.278% 12/29/49                                  80,000           73,123
  Citigroup
     5.875% 2/22/33                                  680,000          642,334
  Credit Suisse First Boston USA
     6.125% 11/15/11                                  45,000           46,026
~# HBOS 144A
     5.92% 9/29/49                                   200,000          190,536
# ICICI Bank 144A
     5.75% 11/16/10                                  405,000          399,727
# Mizuho Financial Group 144A
     5.79% 4/15/14                                   225,000          222,857
  Popular North America
     4.25% 4/1/08                                     35,000           34,137
   ~ 5.41% 4/6/09                                    295,000          295,139


                              2006 Semiannual Report o Delaware Pooled Trust 55

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

Popular North America
     Capital Trust I
     6.564% 9/15/34                              USD 425,000        $ 401,743
~# Rabobank Capital
     Funding II 144A
     5.26% 12/29/49                                  385,000          365,811
~ RBS Capital Trust I 4.709%
     12/29/49                                         30,000           27,485
  Regions Financial
     6.375% 5/15/12                                   50,000           51,986
     7.00% 3/1/11                                      5,000            5,318
~# Resona Bank 144A 5.85%
     9/29/49                                         645,000          617,151
~# Resona Preferred 144A
     7.191% 12/29/49                               1,235,000        1,271,806
~# Shinsei Finance 144A
     6.418% 1/29/49                                  405,000          393,955
~ Wachovia Capital Trust III
     5.80% 8/29/49                                   585,000          574,120
~# Woori Bank 144A
     6.125% 5/3/16                                   230,000          229,747
                                                                    _________

                                                                    6,058,488
                                                                    _________

BASIC INDUSTRIES - 2.34%

  Abitibi-Consolidated
     6.95% 12/15/06                                  179,000          180,790
     7.875% 8/1/09                                   340,000          343,400
  Barrick Gold Finance
     7.50% 5/1/07                                     10,000           10,202
  Bowater 9.00% 8/1/09                               415,000          433,675
  Donohue Forest Products
     7.625% 5/15/07                                  390,000          395,850
  Georgia-Pacific
     8.875% 5/15/31                                  778,000          818,844
  Huntsman International
     10.125% 7/1/09                                  170,000          173,825
  Ispat Inland
     9.75% 4/1/14                                     48,000           54,076
  Lubrizol
     4.625% 10/1/09                                  275,000          266,725
  Norske Skog Canada
     8.625% 6/15/11                                  450,000          453,375
  Plum Creek Timber
     5.875% 11/15/15                                 265,000          257,104
  Smurfit-Stone Container
     9.25% 2/1/08                                    165,000          171,188
# Stora Enso Oyj
     144A 7.25% 4/15/36                              265,000          265,307
  Vale Overseas
     6.25% 1/11/16                                   245,000          241,938
  Weyerhaeuser
     7.125% 7/15/23                                  325,000          330,773
                                                                    _________

                                                                    4,397,072
                                                                    _________

BROKERAGE - 1.46%

  AMVESCAP
     4.50% 12/15/09                                  580,000          558,111
  E Trade Financial
     8.00% 6/15/11                                   545,000          565,438
  Franklin Resources
     3.70% 4/15/08                                    15,000           14,528
  Goldman Sachs Group
     6.345% 2/15/34                                  575,000          553,328
  LaBranche & Company
     9.50% 5/15/09                                   280,000          301,000
  Morgan Stanley
     5.375% 10/15/15                                 785,000          751,781
                                                                    _________

                                                                    2,744,186
                                                                    _________

CAPITAL GOODS - 0.06%

  General Electric
     5.00% 2/1/13                                     35,000           33,886
  York International
     6.625% 8/15/06                                   75,000           75,193
                                                                    _________

                                                                      109,079
                                                                    _________

COMMUNICATIONS - 4.76%

  AT&T 9.05% 11/15/11                                385,000          415,631
  BellSouth 4.20% 9/15/09                            165,000          158,543
  British Telecommunications
     8.875% 12/15/30                                 205,000          259,858
  Citizens Communications
     9.25% 5/15/11                                   230,000          253,863
  Comcast 6.50% 11/15/35                             195,000          187,345
  Cox Communications
     4.625% 1/15/10                                  240,000          230,846
  CSC Holdings
     8.125% 7/15/09                                  110,000          114,675
     8.125% 8/15/09                                  295,000          307,538
     10.50% 5/15/16                                  150,000          158,625
  GTE Hawaiian Telephone
     7.375% 9/1/06                                   275,000          276,375
# Hanarotelecom
     144A 7.00% 2/1/12                               605,000          593,689
  Insight Midwest
     10.50% 11/1/10                                  166,000          175,338
~ Liberty Media
     6.41% 9/17/06                                   549,083          551,719
  MCI 6.908% 5/1/07                                  890,000          896,674
  Nextel Communications
     6.875% 10/31/13                                 490,000          503,500
  Qwest 7.875% 9/1/11                                585,000          616,444
  Sprint Capital
     4.78% 8/17/06                                   395,000          394,349
     7.625% 1/30/11                                  440,000          475,328
  Telecom Italia Capital
     4.00% 1/15/10                                   500,000          471,221


56 Delaware Pooled Trust o 2006 Semiannual Report

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

  Telefonos de Mexico
     4.50% 11/19/08                              USD 585,000        $ 570,171
  Thomson 5.75% 2/1/08                               285,000          286,208
  Time Warner Entertainment
     8.375% 3/15/23                                  145,000          162,991
  Triton Communications
     8.50% 6/1/13                                    305,000          292,800
  US Unwired
     10.00% 6/15/12                                  210,000          236,250
  Verizon Wireless
     5.375% 12/15/06                                  25,000           25,016
# Viacom
     144A 5.75% 4/30/11                              305,000          303,207
  Vodafone Group
     5.375% 1/30/15                                   30,000           28,669
                                                                    _________

                                                                    8,946,873
                                                                    _________

CONSUMER CYCLICAL - 5.33%

~ Centex 4.93% 8/1/07                                335,000          335,274
  Corrections Corporation
     of America 7.50% 5/1/11                         180,000          183,150
~ DaimlerChrysler
     5.33% 3/13/09                                   520,000          520,565
  DR Horton
     5.25% 2/15/15                                   350,000          319,172
  Ford Motor 7.45% 7/16/31                           750,000          551,250
  Ford Motor Credit
     5.70% 1/15/10                                   215,000          189,159
   ~ 9.473% 4/15/12                                  570,000          571,402
# Galaxy Entertainment Finance
     144A
   ~ 9.655% 12/15/10                                 175,000          182,875
     9.875% 12/15/12                                 400,000          416,000
  General Motors
     8.375% 7/15/33                                  285,000          213,750
  General Motors Acceptance
     6.875% 9/15/11                                1,165,000        1,092,563
     8.00% 11/1/31                                 1,930,000        1,834,844
  Home Depot 5.40% 3/1/16                            630,000          614,758
  Johnson Controls
     5.00% 11/15/06                                   40,000           39,873
  Kohl's 7.25% 6/1/29                                 15,000           15,556
  Lodgenet Entertainment
     9.50% 6/15/13                                   255,000          276,038
  MGM MIRAGE
     9.75% 6/1/07                                    305,000          317,963
# Neiman Marcus 144A
     10.375% 10/15/15                                285,000          306,375
  Penney (J.C.)
     7.375% 8/15/08                                  190,000          196,828
     7.40% 4/1/37                                     95,000          101,604
     7.65% 8/15/16                                   125,000          136,573
  Target 5.875% 3/1/12                                40,000           40,679
  Time Warner 8.18% 8/15/07                          705,000          728,850
  Visteon 8.25% 8/1/10                               910,000          821,275
                                                                    _________

                                                                   10,006,376
                                                                    _________

CONSUMER NON-CYCLICAL - 2.81%

# AmerisourceBergen 144A
     5.625% 9/15/12                                  455,000          446,660
  Biovail 7.875% 4/1/10                              497,000          504,455
  Constellation Brands
     8.125% 1/15/12                                  475,000          496,375
  GlaxoSmithKline Capital
     5.375% 4/15/34                                   15,000           13,784
  HCA 5.50% 12/1/09                                  495,000          484,445
  Kraft Foods
     4.125% 11/12/09                                 755,000          721,470
     6.50% 11/1/31                                    85,000           86,545
  Medco Health Solutions
     7.25% 8/15/13                                   635,000          678,157
  MedPartners
     7.375% 10/1/06                                  655,000          660,731
  RJ Reynolds Tobacco
     6.50% 6/1/07                                    195,000          196,463
~ Safeway 5.315% 3/27/09                             360,000          360,184
  US Oncology 9.00% 8/15/12                          195,000          207,675
  Wyeth 5.50% 2/1/14                                 440,000          430,578
                                                                    _________

                                                                    5,287,522
                                                                    _________

ELECTRIC - 2.69%

  Ameren 4.263% 5/15/07                               10,000            9,876
  America Electric Power
     4.709% 8/16/07                                   15,000           14,862
~ AVA Capital Trust III
     6.50% 4/1/34                                    150,000          148,863
  Avista
     7.75% 1/1/07                                     85,000           86,157
     9.75% 6/1/08                                    280,000          302,303
  CC Fund Trust I 6.90% 2/16/07                       10,000           10,103
  Dominion Resources
   ~ 5.265% 9/28/07                                  200,000          200,227
     5.687% 5/15/08                                  275,000          275,690
  Duke Capital 5.668% 8/15/14                         10,000            9,772
  FPL Group Capital
     4.086% 2/16/07                                  245,000          242,620
  Midamerican Funding
     6.75% 3/1/11                                    330,000          344,656
  Monongahela Power
     5.00% 10/1/06                                   115,000          114,709
  NRG Energy 7.375% 2/1/16                           545,000          551,130
  Oncor Electric Delivery
     7.00% 5/1/32                                     30,000           31,714



                               2006 Semiannual Report o Delaware Pooled Trust 57

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

  Pepco Holdings
   ~ 5.445% 6/1/10                               USD 355,000        $ 356,321
     5.50% 8/15/07                                   450,000          449,931
  Potomac Electric Power
     6.25% 10/15/07                                   10,000           10,109
# Power Contract Financing
     144A 6.256% 2/1/10                              250,000          251,265
# Power Receivables Finance
     144A 6.29% 1/1/12                               243,576          244,489
~ SCANA 4.97% 3/1/08                                 480,000          480,566
  Southern California Edison
     5.75% 4/1/35                                      5,000            4,661
     6.00% 1/15/34                                   250,000          241,472
     7.625% 1/15/10                                  110,000          117,047
  Southern Capital Funding
     5.30% 2/1/07                                     85,000           84,686
  TECO Energy 7.20% 5/1/11                           350,000          364,875
# Tenaska Alabama 144A
     7.00% 6/30/21                                   103,452          102,799
                                                                    _________

                                                                    5,050,903
                                                                    _________

EMERGING MARKETS - 0.81%

  Siberian Oil 10.75%
     1/15/09                                       1,020,000        1,139,952
  Southern Peru Copper
     7.50% 7/27/35                                   385,000          374,413
                                                                    _________

                                                                    1,514,365
                                                                    _________

ENERGY - 1.30%

  Apache Finance
     7.00% 3/15/09                                    60,000           63,279
# Canadian Oil Sands 144A
     4.80% 8/10/09                                   135,000          130,993
  Nexen 5.875% 3/10/35                               215,000          195,758
# Ras Laffan LNG III 144A
     5.838% 9/30/27                                  540,000          500,122
~ Secunda International
     13.068% 9/1/12                                  470,000          498,200
  SESI 8.875% 5/15/11                                245,000          257,250
  Talisman Energy 5.125%
     5/15/15                                         190,000          179,620
  Tyumen Oil 11.00% 11/6/07                          425,000          457,003
  USX 9.125% 1/15/13                                  60,000           70,948
  Valero Energy 6.125%
     4/15/07                                          50,000           50,290
  Weatherford International
     4.95% 10/15/13                                   50,000           47,392
                                                                    _________

                                                                    2,450,855
                                                                    _________

FINANCIALS - 1.96%

~ HSBC Finance Capital Trust IX
     5.911% 11/30/35                                 300,000          290,349
  International Lease Finance
     4.625% 6/2/08                                    20,000           19,698
~ MUFG Capital Finance 1
     6.346% 7/29/49                                  205,000          201,245
  Residential Capital
     6.00% 2/22/11                                   390,000          382,411
     6.125% 11/21/08                                 350,000          348,695
     6.375% 6/30/10                                  296,000          295,010
     6.50% 4/17/13                                   455,000          454,124
     6.875% 6/30/15                                1,130,000        1,147,481
~# Residential Capital 144A
     6.898% 4/17/09                                  545,000          545,104
                                                                    _________

                                                                    3,684,117
                                                                    _________

INSURANCE - 4.97%

# Farmers Exchange Capital
     144A 7.05% 7/15/28                            1,245,000        1,212,783
# Farmers Insurance Exchange
     144A 6.00% 8/1/14                               125,000          121,795
     8.625% 5/1/24                                    40,000           45,655
  Marsh & McLennan
     5.15% 9/15/10                                   385,000          374,069
   ~ 5.19% 7/13/07                                   345,000          344,764
     5.375% 3/15/07                                  550,000          548,441
  MetLife
     5.00% 6/15/15                                   245,000          230,018
     5.70% 6/15/35                                    45,000           41,032
# Nationwide Mutual Insurance
     144A 7.875% 4/1/33                              430,000          478,369
# Nippon Life Insurance 144A
     4.875% 8/9/10                                   430,000          415,795
/~# North Front Pass-Through
  Trust 144A 5.81% 12/15/24                          750,000          719,827
~# Oil Insurance 144A
     5.15% 8/15/33                                   760,000          747,887
~# Premium Asset Trust Series
     2005-2 144A 4.906%
     2/2/07                                          360,000          359,550
  St. Paul Travelers
     5.01% 8/16/07                                   345,000          343,122
/~#Twin Reefs Pass-Through
  Trust 144A
     5.849% 12/31/49                                 400,000          400,015
  UnitedHealth Group
     5.375% 3/15/16                                  255,000          245,156
     5.80% 3/15/36                                   200,000          184,702
# Unumprovident Finance
     144A 6.85% 11/15/15                             310,000          309,047



58 Delaware Pooled Trust o 2006 Semiannual Report

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

  WellPoint
     4.25% 12/15/09                              USD 165,000        $ 158,280
     5.85% 1/15/36                                   230,000          211,966
  Willis Group
     5.125% 7/15/10                                  490,000          478,368
     5.625% 7/15/15                                  340,000          325,839
~# ZFS Finance USA
     144A 6.45% 12/15/65                           1,095,000        1,033,293
                                                                   __________

                                                                    9,329,773
                                                                   __________

NATURAL GAS - 1.46%

  Atmos Energy
     4.00% 10/15/09                                   20,000           18,946
   ~ 5.443% 10/15/07                                 275,000          275,379
  El Paso Natural Gas
     7.625% 8/1/10                                   305,000          317,581
  Enterprise Products Operating
     4.00% 10/15/07                                  200,000          195,507
     4.625% 10/15/09                                 355,000          343,186
  Kinder Morgan Finance
     5.35% 1/5/11                                    170,000          167,186
  Oneok 5.51% 2/16/08                                325,000          324,749
  Sempra Energy
     4.621% 5/17/07                                  220,000          218,267
   ~ 5.24% 5/21/08                                   365,000          365,716
  Valero Logistics Operations
     6.05% 3/15/13                                   515,000          515,773
                                                                   __________

                                                                    2,742,290
                                                                   __________

  REAL ESTATE - 0.42%

  Developers Diversified Realty
     4.625% 8/1/10                                   375,000          358,989
     5.25% 4/15/11                                    35,000           34,005
     5.375% 10/15/12                                 125,000          121,159
  HRPT Properties Trust
     5.75% 2/15/14                                   280,000          271,860
                                                                   __________

                                                                      786,013
                                                                   __________

  TECHNOLOGY - 0.57%

  Motorola 4.608% 11/16/07                           660,000          652,866
# Sunguard Data Systems
     144A 9.125% 8/15/13                             385,000          412,913
                                                                   __________

                                                                    1,065,779
                                                                   __________

TRANSPORTATION - 0.75%

  American Airlines
     6.817% 5/23/11                                  130,000          127,725
  Continental Airlines
     6.503% 6/15/11                                  295,000          296,617
~ CSX 4.99% 8/3/06                                   104,000          104,092
# Erac USA Finance 144A
     5.30% 11/15/08                                  150,000          149,152
     7.35% 6/15/08                                   370,000          383,422
# Hertz 144A 8.875% 1/1/14                           330,000          352,275
                                                                   __________

                                                                    1,413,283
                                                                   __________

________________________________________________________________________________

  TOTAL CORPORATE BONDS
  (COST $66,894,827)                                               65,586,974
________________________________________________________________________________

^ FEDERAL AGENCIES (DISCOUNT NOTES) - 17.15%

  Fannie Mae
     4.70% 5/15/06                                11,805,000       11,783,509
  Federal Home Loan Bank
     4.689% 5/3/06                                 5,190,000        5,188,649
  Freddie Mac
     4.668% 5/9/06                                 9,152,000        9,142,523
     4.676% 5/2/06                                 6,090,000        6,089,212
________________________________________________________________________________

  TOTAL FEDERAL AGENCIES (DISCOUNT NOTES)
  (COST $32,203,893)                                               32,203,893
________________________________________________________________________________

FOREIGN AGENCIES - 0.30%

AUSTRALIA - 0.04%

  Oesterreichische
  Kontrollbank
     1.80% 3/22/10                             JPY 9,000,000           80,817
                                                                   __________

                                                                       80,817
                                                                   __________

  UNITED STATES - 0.26%
  Pemex Project Funding
  Master Trust
     6.125% 8/15/08                            USD    10,000           10,085
     6.625% 6/15/35                                   95,000           89,894
# Pemex Project Funding Master
  Trust 144A 6.625% 6/15/35                          415,000          392,693
                                                                   __________

                                                                      492,672
                                                                   __________
________________________________________________________________________________

  TOTAL FOREIGN AGENCIES
  (COST $604,770)                                                     573,489
________________________________________________________________________________

  MUNICIPAL BONDS - 0.49%
  Augusta, Georgia Water &
     Sewer Revenue
     5.25% 10/1/39 (FSA)                             145,000          152,706
  California State
     5.00% 2/1/33                                     20,000           20,276
  California State University
  Systemwide Revenue
     5.00% 11/1/30 (AMBAC)                           105,000          108,656
  Colorado Department of
     Transportation Revenue
     Series B 5.00%
     12/15/12 (FGIC)                                  30,000           31,961
  Illinois State Taxable Pension
     5.10% 6/1/33                                    220,000          198,551


                               2006 Semiannual Report o Delaware Pooled Trust 59

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

New Jersey Economic
  Development Authority
  Revenue Cigarette Tax
  5.75% 6/15/29                                   USD 95,000        $ 100,454
New York State Urban
  Development Series A-1
  5.25% 3/15/34 (FGIC)                                90,000           94,872
Oregon State Taxable Pension
  5.892% 6/1/27                                      105,000          104,843
West Virginia Economic
  Development Authority
  5.37% 7/1/20 (MBIA)                                 30,000           28,665
  6.07% 7/1/26                                        75,000           73,625
________________________________________________________________________________

TOTAL MUNICIPAL BONDS
(COST $949,756)                                                       914,609
________________________________________________________________________________

NON-AGENCY ASSET-BACKED SECURITIES - 5.34%

  AmeriCredit Automobile
     Receivables Trust
     Series 2002-A
     A4 4.61% 1/12/09                                116,018          115,657
~ Ameriquest Mortgage
     Securities Series
     2006-R1 A2C 5.149%
     3/25/36                                         375,000          375,364
  Citibank Credit Card Issuance
     Trust Series 2003-A7 A7
     4.15% 7/7/17                                     15,000           13,574
  Countrywide Asset-Backed
     Certificates
   ~ Series 2004-13 AV2
     5.219% 5/25/34                                   16,160           16,176
     Series 2004-S1 A2
     3.872% 3/25/20                                  410,000          402,620
   ~ Series 2005-7 AF2
     4.367% 11/25/35                                 755,000          741,751
   ~ Series 2005-12 2A2
     4.898% 2/25/36                                  660,000          652,814
   ~ Series 2006-3 2A2
     5.139% 6/25/36                                  820,000          820,623
  Credit-Based Asset Service
     and Securitization
     Series 2005-CB8
     AF1B 5.451% 12/25/35                            509,194          506,904
# GSAA Trust Series 2004-4N
     Note 144A 6.25% 5/25/34                           8,893            8,877
  GSAMP Trust Series 2006-S3
     A1 6.085% 5/25/36                               705,000          705,000
  Honda Automobile Receivables
     Owners Trust Series 2004-2
     A4 3.81% 10/15/09                                25,000           24,433
  MBNA Credit Card Master
     Note Trust Series 2002-C1
     C1 6.80% 7/15/14                                375,000          395,174
~ Merrill Lynch Mortgage
     Investors
     Series 2005-NCB A1A
     5.451% 7/25/36                                  253,560          252,546
     Series 2006-AR1 A2C 5.149%
     3/25/37                                         385,000          385,000
  Mid-State Trust
     Series 11 A1
     4.864% 7/15/38                                   20,532           19,075
     Series 2004-1 A 6.005%
     8/15/37                                          22,235           22,323
     Series 2005-1 A
     5.745% 1/15/40                                  263,284          256,373
~ Option One Mortgage Loan
     Trust Series 2005-4 A3
     5.219% 11/25/35                                 740,000          741,693
  Ownit Mortgage Loan Asset
     Backed Certificates
     Series 2006-2 A2B
     5.633% 1/25/37                                  205,000          204,423
  Renaissance Home Equity
     Loan Trust
     Series 2004-4 AF2
     3.856% 2/25/35                                  113,789          112,942
     Series 2005-2AF2
     4.361% 8/25/35                                  875,000          861,610
     Series 2005-4 A2
     5.399% 2/25/36                                  275,000          273,367
     Series 2005-4 A3
     5.565% 2/25/36                                  170,000          168,673
~ Residential Asset
     Mortgage Securities
     Series 2004-RZ2 AI3
     4.30% 1/25/31                                    60,000           59,245
     Series 2006-KS3 AI3
     5.129% 4/25/36                                  530,000          530,412
# Sierra Receivables Funding
     Company Series 2003-1A
     144A 3.09% 1/15/14                              251,423          246,162
  Structured Asset Securities
     Series 2001-SB1 A2
     3.375% 8/25/31                                  104,928           94,735
     Series 2004-16XS A2
     4.91% 8/25/34                                   752,180          748,229
     Series 2005-NC1 A2
     3.92% 2/25/35                                   172,608          171,064
   ~ Series 2005-NC1 A7
     5.189% 2/25/35                                  102,608          102,706
________________________________________________________________________________

TOTAL NON-AGENCY ASSET-BACKED SECURITIES
(COST $10,094,430)                                                 10,029,545
________________________________________________________________________________




60 Delaware Pooled Trust o 2006 Semiannual Report

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.63%

~ American Home Mortgage
     Investment Trust Series 2004-2
     4A2 3.635% 2/25/44                           USD 26,160         $ 26,122
  Bank of America Alternative
     Loan Trust
     Series 2003-10 2A1
     6.00% 12/25/33                                   64,356           63,773
     Series 2004-2 1A1
     6.00% 3/25/34                                    70,315           69,678
     Series 2004-10 1CB1
     6.00% 11/25/34                                  194,109          191,539
     Series 2004-11 1CB1
     6.00% 12/25/34                                   23,833           23,518
     Series 2005-3 2A1
     5.50% 4/25/20                                   223,232          220,721
     Series 2005-5 2CB1
     6.00% 6/25/35                                   349,136          345,863
     Series 2005-6 7A1
     5.50% 7/25/20                                   589,670          582,668
     Series 2005-9 5A1
     5.50% 10/25/20                                  969,424          957,306
  Bank of America Mortgage
     Securities
   ~ Series 2003-D 1A2
     5.499% 5/25/33                                    3,976            3,991
   ~ Series 2003-I 2A4
     3.828% 10/25/33                                 188,613          186,975
     Series 2005-9 2A1
     4.75% 10/25/20                                  648,860          625,012
~ Bear Stearns Adjustable
     Rate Mortgage Trust
     Series 2005-7 1A2 4.75%
     8/25/35                                         206,526          200,553
~ Bear Stearns Alternative A
     Trust Series 2006-3 33A1
     6.207% 5/25/36                                  775,000          778,999
  Bear Stearns Asset Backed
     Securities Series
     2005-AC8 A5
     5.50% 11/25/35                                  669,518          661,904
  Chase Mortgage Finance
     Series 2003-S8 A2
     5.00% 9/25/18                                 1,049,827        1,015,095
  Countrywide Alternative
     Loan Trust
     Series 2004-28CB 6A1
     6.00% 1/25/35                                   711,734          705,125
   ~ Series 2004-J7 1A2
     4.673% 8/25/34                                  141,150          140,009
     Series 2005-57CB
     4A3 5.50% 12/25/35                               42,640           42,361
   ~ Series 2005-63 3A1
     5.904% 11/25/35                                 709,458          709,905
     Series 2006-2CB A3
     5.50% 3/25/36                                   591,933          588,242
/ Countrywide Home Loan
     Mortgage Pass-Through Trust
     Series 2006-1 A2 6.00%
     3/25/36                                         546,028          535,256
   ~ Series 2006-HYB3 2A1A
     5.804% 5/20/36                                  515,000          515,000
   ~ Series 2006-HYB3 3A1A
     6.143% 5/20/36                                  700,000          703,032
  Credit Suisse First Boston
     Mortgage Securities
     Series 2003-29 5A1
     7.00% 12/25/33                                   28,217           28,561
     Series 2004-1 3A1
     7.00% 2/25/34                                    12,448           12,592
  Deutsche Alternative Loan
     Securities Series 2003-3 2A3
     4.50% 10/25/33                                    6,420            6,395
  First Horizon Alternative
     Mortgage Securities Series
     2004-FA1 1A1
     6.25% 10/25/34                                  526,961          527,180
  First Horizon Asset Securities
     Series 2003-5 1A17
     8.00% 7/25/33                                    16,586           17,391
   ~ Series 2004-AR5 4A1
     5.673% 10/25/34                                  74,440           73,642
   ~ Series 2004-AR7 1A1
     4.467% 2/25/35                                  339,117          338,322
~ General Motors Acceptance
     Corporation Mortgage Loan
     Trust Series 2005-AR2 A4
     5.195% 5/25/35                                  558,956          541,793
# GSMPS Mortgage Loan
     Trust 144A
     Series 1998-3 A
     7.75% 9/19/27                                    38,442           39,992
     Series 1999-2 A
     8.00% 9/19/27                                    89,343           93,510
     Series 1999-3 A
     8.00% 8/19/29                                    42,581           44,578
     Series 2005-RP1 1A3
     8.00% 1/25/35                                   673,450          707,250
     Series 2005-RP1 1A4
     8.50% 1/25/35                                   424,163          449,886
  GSR Mortgage Home Loan
     Trust Series 2004-2F 9A1
     6.00% 9/25/19                                    13,980           13,996



                              2006 Semiannual Report [] Delaware Pooled Trust 61

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

~ Indymac Index Mortgage
     Loan Trust
     Series 2004-AR4 1A
     4.583% 8/25/34                          USD     473,602        $ 470,843
     Series 2005-AR25 1A21
     5.901% 12/25/35                                 520,861          521,028
     Series 2006-AR2 1A1A
     5.179% 4/25/46                                  281,861          281,861
     Series 2006-AR7 5A1
     6.166% 5/25/36                                  499,948          501,867
~ JPMorgan Mortgage Trust
     Series 2005-A2 2A1
     4.711% 4/25/35                                  294,375          291,707
     Series 2005-A6 1A2
     5.153% 9/25/35                                  690,000          667,827
  Lehman Mortgage Trust
     Series 2005-2 2A3
     5.50% 12/25/35                                  594,895          592,030
~ MASTR Adjustable Rate
     Mortgages Trust Series
     2003-6 1A2
     2.887% 12/25/33                                  46,174           46,116
  MASTR Alternative Loans Trust
     Series 2003-6 3A1
     8.00% 9/25/33                                    11,043           11,203
     Series 2003-9 1A1
     5.50% 12/25/18                                   56,422           55,752
     Series 2005-3 7A1
     6.00% 4/25/35                                   236,611          234,335
# MASTR Reperforming Loan
     Trust 144A
     Series 2005-1 1A5
     8.00% 8/25/34                                   188,302          197,409
     Series 2005-2 1A4
     8.00% 5/25/35                                   563,252          589,830
# MASTR Specialized Loan
     Trust Series 2005-2 A2 144A
     5.15% 7/25/35                                   271,959          266,605
~ MLCC Mortgage Investors
     Series 2005-1 1A
     4.738% 4/25/35                                  395,297          395,792
  Morgan Stanley Mortgage
     Loan Trust Series 2006-2 6A
     6.50% 2/25/36                                   320,234          324,237
  Nomura Asset Acceptance
     Series 2005-WF1 2A2
     4.786% 3/25/35                                  370,000          362,489
  Prime Mortgage Trust
     Series 2004-CL1 1A1
     6.00% 2/25/34                                    31,021           30,565
  Residential Asset
     Mortgage Products
     Series 2004-SL1 A3
     7.00% 11/25/31                                   36,971           37,555
     Series 2004-SL4 A3
     6.50% 7/25/32                                   111,896          113,467
     Series 2005-SL1 A2
     6.00% 5/25/32                                   229,644          231,514
~ Structured Adjustable Rate
     Mortgage Loan Trust
     Series 2004-18
     5A 5.50% 12/25/34                                96,318           94,633
     Series 2005-3XS A2
     5.209% 1/25/35                                  388,478          388,716
Structured Asset Securities
~ Series 2002-22H 1A 6.983%
     11/25/32                                         21,226           21,562
     Series 2004-5H A2
     4.43% 12/25/33                                  552,297          545,527
     Series 2004-12H 1A
     6.00% 5/25/34                                    91,619           90,388
~ Thornburg Mortgage
     Securities Trust
     Series 2005-3 A1
     5.189% 10/25/35                                 558,816          559,399
/ Washington Mutual Alternative
     Mortgage Pass-Through
     Certificates
     Series 2005-9 3CB
     5.50% 10/25/20                                  349,053          344,686
     Series 2006-2 2CB
     6.50% 3/25/36                                   485,508          486,321
  Washington Mutual
~ Series 2003-AR4 A7
     3.95% 5/25/33                                    25,006           24,327
   ~ Series 2003-AR9 1A7
     4.052% 9/25/33                                   66,774           65,141
     Series 2004-CB3 1A
     6.00% 10/25/34                                   11,074           10,926
     Series 2004-CB3 4A
     6.00% 10/25/19                                   94,063           95,003
  Wells Fargo Mortgage Backed
     Securities Trust
   ~ Series 2004-I 1A1
     3.387% 7/25/34                                  423,136          426,056
   ~ Series 2004-T A1
     3.452% 9/25/34                                  367,353          367,562
     Series 2005-12 1A7
     5.50% 11/25/35                                  879,817          838,851
     Series 2005-17 1A1
     5.50% 1/25/36                                   701,978          673,022
     Series 2005-17 1A2
     5.50% 1/25/36                                   608,708          582,506




62 Delaware Pooled Trust o 2006 Semiannual Report

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

  Wells Fargo Mortgage Backed
     Securities Trust
   ~ Series 2005-AR16
     2A1 4.946% 10/25/35                     USD     451,135        $ 446,593
     Series 2006-1 A3
     5.00% 3/25/21                                   704,869          680,639
     Series 2006-2 3A1
     5.75% 3/25/36                                   722,213          706,833
     Series 2006-4 1A8
     5.75% 4/25/36                                   187,889          187,302
   ~ Series 2006-AR4 1A1
     5.87% 4/25/36                                   941,456          937,474
   ~ Series 2006-AR4 2A1
     5.798% 4/25/36                                1,400,870        1,388,122
   ~ Series 2006-AR5 2A1
     5.552% 4/25/36                                  371,734          372,760
________________________________________________________________________________

  TOTAL NON-AGENCY COLLATERALIZED MORTGAG
  OBLIGATIONS (COST $29,660,187)                                   29,346,116
________________________________________________________________________________

  REGIONAL AGENCIES - 0.49%

  AUSTRALIA - 0.49%

  Queensland Treasury
     6.00% 10/14/15                          AUD   1,196,000          920,307
________________________________________________________________________________

  TOTAL REGIONAL AGENCIES
  (COST $908,347)                                                     920,307
________________________________________________________________________________

  REGIONAL AUTHORITIES - 0.48%

  CANADA - 0.48%

  Ontario Province
     4.50% 3/8/15                            CAD     371,000          326,669
  Quebec Province
     5.00% 12/1/15                           CAD     642,000          579,963
________________________________________________________________________________

  TOTAL REGIONAL AUTHORITIES
  (COST $884,880)                                                     906,632
________________________________________________________________________________

<< SENIOR SECURED LOANS - 1.57%

  Avis 6.327% 6/30/12                        USD     210,000          210,263
~ AWAS 2nd Lien 11.00%
     3/22/13                                         300,000          305,250
~ Georgia Pacific Term Loan
     Tranche B 6.726%
     12/20/12                                        498,750          503,738
     Tranche C 8.029%
     12/23/13                                        300,000          306,750
~ Healthsouth
     8.15% 3/10/13                                   800,000          808,499
     9.664% 3/10/07                                  200,000          199,750
~ United Airlines Bank Loan
     Term Tranche B
     8.625% 2/1/12                                   525,000          533,203
     8.75% 2/1/12                                     75,000           76,172
________________________________________________________________________________

  TOTAL SENIOR SECURED LOANS
  (COST $2,913,045)                                                 2,943,625
________________________________________________________________________________

  SOVEREIGN DEBT - 2.48%

  BRAZIL - 0.52%

  Federal Republic of Brazil
     6.00% 8/15/10                           BRL     624,032          264,411
     12.50% 1/5/16                           BRL     843,000          406,959
# Federal Republic of Brazil 144A
     6.00% 8/15/10                           BRL     713,986          302,525
                                                                 ____________

                                                                      973,895
                                                                 ____________
  GERMANY - 0.40%

  Deutschland Republic 5.00%
     7/4/11                                  EUR     565,000          754,236
                                                                 ____________

                                                                      754,236
                                                                 ____________
  MEXICO - 0.00%

  Mexico Government
     6.75% 9/27/34                           USD       5,000            5,093
                                                                 ____________

                                                                        5,093
                                                                 ____________
  NETHERLANDS - 0.14%

  Netherlands Government
     5.75% 2/15/07                           EUR     210,000          270,401
                                                                 ____________

                                                                      270,401
                                                                 ____________
  POLAND - 0.09%

  Poland Government
     6.25% 10/24/15                          PLN     504,000          177,454
                                                                 ____________

                                                                      177,454
                                                                 ____________
  SWEDEN - 0.56%

  Swedish Government
     4.00% 12/1/09                           SEK   4,105,000          568,829
     4.50% 8/12/15                           SEK   2,040,000          291,323
     5.00% 12/1/20                           SEK   1,250,000          189,818
                                                                 ____________

                                                                    1,049,970
                                                                 ____________
  UNITED KINGDOM - 0.51%

  U.K. Treasury
     8.00% 9/27/13                           GBP     430,900          949,430
                                                                 ____________

                                                                      949,430
                                                                 ____________
  VENEZUELA - 0.26%

  Venezuela Government
     6.00% 12/9/20                           USD     530,000          484,950
                                                                 ____________

                                                                      484,950
                                                                 ____________

________________________________________________________________________________

  TOTAL SOVEREIGN DEBT
  (COST $4,584,117)                                                 4,665,429
________________________________________________________________________________





                               2006 Semiannual Report o Delaware Pooled Trust 63

                                                                       Market
                                                   Principal            Value
                                                    Amount o          (U.S.$)
________________________________________________________________________________

SUPRANATIONAL BANKS - 0.26%

  Inter-American
     Development Bank
     1.90% 7/8/09                            JPY  25,000,000        $ 225,387
^ International Bank for
     Reconstruction & Development
     6.979% 8/20/07                          NZD     455,000          266,342
________________________________________________________________________________

  TOTAL SUPRANATIONAL BANKS
  (COST $517,398)                                                     491,729
________________________________________________________________________________

  U.S. TREASURY OBLIGATIONS - 8.68%
  U.S. Treasury Bonds
  oo 4.50% 2/15/36                           USD   5,110,000        4,593,814
     5.375% 2/15/31                                1,055,000        1,071,155
     6.25% 8/15/23                                   345,000          381,387
  U.S. Treasury Inflation
     Index Notes
     1.875% 7/15/15                                  183,865          176,575
     2.00% 7/15/14                                   706,220          688,482
     2.00% 1/15/16                                    75,079           72,606
     2.375% 4/15/11                                1,736,887        1,748,362
     3.00% 7/15/12                                 1,513,905        1,578,424
     3.875% 1/15/09                                1,423,513        1,494,600
  U.S. Treasury Notes
     4.50% 2/15/16                                 2,295,000        2,195,671
     4.875% 4/30/08                                  755,000          755,295
^ U.S. Treasury Strip
     4.226% 11/15/13                               2,265,000        1,552,888
________________________________________________________________________________

  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $16,960,172)                                               16,309,349
________________________________________________________________________________

                                                   Number of
                                                     Shares
________________________________________________________________________________

  PREFERRED STOCK - 0.03%
  Nexen 7.35%                                          2,375           60,325
________________________________________________________________________________

  TOTAL PREFERRED STOCK
  (COST $62,688)                                                       60,325
________________________________________________________________________________

  WARRANT - 0.00%
+# Solutia 144A, exercise price $7.59, expiration date
     7/15/09                                              20                -
________________________________________________________________________________

  TOTAL WARRANT
  (COST $1,711)                                                             -
________________________________________________________________________________

________________________________________________________________________________

  TOTAL MARKET VALUE OF
     SECURITIES - 117.77%
     (COST $224,072,753)                                          221,184,126
________________________________________________________________________________

________________________________________________________________________________

  LIABILITIES NET OF RECEIVABLES AND
     OTHER ASSETS - (17.77%) x                                      (33,374,112)
________________________________________________________________________________

________________________________________________________________________________

  NET ASSETS APPLICABLE TO
     20,665,146 SHARES
     OUTSTANDING; EQUIVALENT TO
     $9.09 PER SHARE - 100.00%                                   $187,810,014
________________________________________________________________________________

  COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

  Shares of beneficial interest
     (unlimited authorization - no par)                          $190,875,233
  Undistributed net investment income                               2,750,676
  Accumulated net realized loss
     on investments                                                (2,793,121)
  Net unrealized depreciation
     of investments and
     foreign currencies                                            (3,022,774)
________________________________________________________________________________

  TOTAL NET ASSETS                                               $187,810,014
________________________________________________________________________________

o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
USD - United States Dollar

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $20,359,971, which represented 10.84% of the Portfolio's net assets. See Note 11 in "Notes to Financial Statements."
~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
x Of this amount, $41,269,580 represents payable for securities purchased as of April 30, 2006.
oo Fully or partially pledged as collateral for financial futures contracts.
/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
<< Senior Secured Loans in which the Portfolio invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.


SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To be Announced
yr - Year



64 Delaware Pooled Trust o 2006 Semiannual Report

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2006:



FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                               In                              Unrealized
      Contracts to           Exchange        Settlement       Appreciation
    Receive (Deliver)          For              Date         (Depreciation)
   __________________    _______________    ____________     ______________
        AUD (949,450)       USD 699,297        5/8/06          $(21,940)
        CAD (850,900)       USD 739,923        5/8/06           (21,517)
         EUR 114,102       USD (132,663)       5/8/06            11,416
        GBP (565,000)       USD 998,403        5/8/06           (32,287)
     JPY 211,449,098     USD (1,807,707)       5/8/06            51,183
      JPY 33,785,786       EUR (235,300)       5/8/06              (104)
        NZD (412,600)       USD 266,564        5/8/06             3,232
        PLN (682,780)       USD 216,295        5/8/06            (6,323)
      SEK (8,447,300)     USD 1,094,350        5/8/06           (54,659)
                                                               ________

                                                               $(70,999)
                                                               ________


FUTURES CONTRACTS(2)

                                                                  Unrealized
  Contracts           Notional       Notional      Expiration    Appreciation
 to Buy (Sell)    Cost (Proceeds)      Value          Date      (Depreciation)
_______________    _____________    ____________   ___________   ______________
131 U.S. Treasury
  10 year Notes     $13,948,000      $13,830,740     6/30/06       $(117,260)
3 U.S. Treasury
  5 year Notes          315,067          312,469     6/30/06          (2,598)
(7) U.S. Treasury
  long Bond            (787,564)        (747,906)    6/30/06          39,658
                                                                   _________

                                                                   $ (80,200)
                                                                   _________




The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.



(1)See Note 7 in "Notes to Financial Statements."
(2)See Note 8 in "Notes to Financial Statements."

See accompanying notes



DELAWARE POOLED TRUST -
THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)


                                                                       Market
                                                    Number             Value
                                                   of Shares          (U.S.$)
________________________________________________________________________________


  COMMON STOCK - 98.76% |

  AUSTRALIA - 10.47%

  Amcor                                            4,477,191     $ 24,593,177
 *Coles Myer                                       3,719,613       30,266,203
  Foster's Group                                  11,261,853       50,310,414
  National Australia Bank                          2,338,920       66,832,761
  Telstra                                         11,980,640       35,863,027
  Wesfarmers                                         782,218       21,513,303
                                                                 ____________

                                                                  229,378,885
                                                                 ____________


  BELGIUM - 2.31%

  Fortis                                           1,345,861       50,510,692
                                                                 ____________

                                                                   50,510,692
                                                                 ____________


  FINLAND - 1.68%

  UPM-Kymmene                                      1,567,056       36,782,362
                                                                 ____________

                                                                   36,782,362
                                                                 ____________


  FRANCE - 8.06%

 *Compagnie de Saint-Gobain                          608,208       45,629,545
 *Societe Generale                                   385,102       58,852,114
 +Suez Strip                                         178,374            2,251
 *Total                                              260,764       72,132,391
                                                                 ____________

                                                                  176,616,301
                                                                 ____________


  GERMANY - 5.16%

 *Bayer                                            1,073,704       49,456,068
 *RWE                                                733,070       63,563,462
                                                                 ____________

                                                                  113,019,530
                                                                 ____________


  HONG KONG - 2.82%

  Hong Kong Electric                               6,581,900       32,428,798
  Wharf Holdings                                   7,285,013       29,221,798
                                                                 ____________

                                                                   61,650,596
                                                                 ____________


  ITALY - 5.16%

 *Banca Intesa                                    11,992,262       71,128,085
  UniCredito Italiano                              5,569,517       41,959,858
                                                                 ____________

                                                                  113,087,943
                                                                 ____________


                               2006 Semiannual Report o Delaware Pooled Trust 65

                                                                       Market
                                                    Number             Value
                                                   of Shares          (U.S.$)
________________________________________________________________________________


  JAPAN - 16.50%

  Canon                                              885,100    $ 67,690,044
  Hitachi                                          3,178,000      23,634,782
  Kao                                                781,000      20,983,927
  KDDI                                                 8,319      51,276,992
  Millea Holdings                                      1,183      23,578,974
  Nintendo                                            58,700       8,761,961
  Takeda Pharmaceutical                            1,120,600      68,481,641
  Toyota Motor                                     1,345,700      78,693,124
  West Japan Railway                                   4,121      18,309,118
  Yokohama Reito                                       1,000           8,947
                                                                ____________

                                                                 361,419,510
                                                                ____________


  NETHERLANDS - 5.07%

 *ING Groep                                        1,689,782      68,791,882
 *Reed Elsevier                                    2,844,388      42,176,336
                                                                ____________

                                                                 110,968,218
                                                                ____________


  NEW ZEALAND - 1.40%

 *Telecom Corporation of
    New Zealand                                    8,374,415      30,643,475
                                                                ____________

                                                                  30,643,475

                                                                ____________


  REPUBLIC OF KOREA - 1.08%

  POSCO ADR                                          336,681      23,725,910
                                                                ____________

                                                                  23,725,910
                                                                ____________


  SINGAPORE - 1.90%

  Jardine Matheson                                   823,615      14,907,432
  Oversea-Chinese Banking                          6,218,200      26,747,484
                                                                ____________

                                                                  41,654,916
                                                                ____________


  SOUTH AFRICA - 1.02%

  Sasol                                              528,298      22,230,253
                                                                ____________

                                                                  22,230,253
                                                                ____________


  SPAIN - 8.08%

  Banco Santander Central
    Hispanoamericano                                 2,789,715      43,266,710
  Iberdrola                                        1,796,705      58,543,025
 *Telefonica                                       4,683,389      75,059,575
                                                                ____________

                                                                 176,869,310
                                                                ____________
  TAIWAN - 1.06%

  Chunghwa Telecom ADR                             1,124,000      23,154,400
                                                                ____________

                                                                  23,154,400
                                                                ____________


  UNITED KINGDOM - 26.99%

  Aviva                                            1,517,091    $ 22,178,899
  BG Group                                         4,540,180      61,074,501
  BOC Group                                        1,153,704      32,806,912
  Boots Group                                      2,101,013      26,864,056
  BP                                               4,541,458      56,080,103
  Brambles Industries                              4,023,004      33,259,301
  Compass Group                                    1,387,214       5,977,783
  GKN                                              3,359,235      19,239,548
  GlaxoSmithKline                                  2,434,077      69,127,007
  HBOS                                             3,559,444      62,522,061
  Lloyds TSB Group                                 4,901,486      47,741,258
  Royal Bank
    of Scotland Group                              1,624,984      53,084,717
 *Royal Dutch Shell
    Class A                                        1,614,410      55,373,942
  Unilever                                         4,297,840      45,702,887
                                                                ____________

                                                                 591,032,975
                                                                ____________

________________________________________________________________________________

TOTAL COMMON STOCK
(COST $1,550,222,010)                                          2,162,745,276
________________________________________________________________________________





66 Delaware Pooled Trust o 2006 Semiannual Report

                                                                       Market
                                                  Principal             Value
                                                     Amount           (U.S.$)
________________________________________________________________________________


  REPURCHASE AGREEMENTS - 0.89%


  With BNP Paribas 4.67%
    5/1/06 (dated 4/28/06,
    to be repurchased at $10,104,931,
    collateralized by $10,513,000 U.S.
    Treasury Bills due 8/17/06,
    market value
    $10,364,580)                                $ 10,101,000    $ 10,101,000
  With Cantor Fitzgerald
    4.67% 5/1/06 (dated
    4/28/06, to be repurchased at $9,370,645,
    collateralized by $3,399,000
    U.S.Treasury Notes 2.625% due
    11/15/06, market value $3,400,381,
    $284,000 U.S. Treasury Notes
    2.625% due 5/15/08, market value
    $275,031, $1,649,000
    U.S. Treasury Notes 3.50% due
    11/15/06, market value $1,662,156,
    $1,338,000 U.S. Treasury Notes
    4.625% due 5/15/06, market value
    $1,367,180 and $2,676,000 U.S.
    Treasury Notes 6.50% due 2/15/10,
    market value $2,856,737)                       9,367,000       9,367,000
________________________________________________________________________________

TOTAL REPURCHASE AGREEMENTS
(COST $19,468,000)                                                19,468,000
________________________________________________________________________________
________________________________________________________________________________

TOTAL MARKET VALUE OF SECURITIES BEFORE
SECURITIES LENDING COLLATERAL - 99.65%
(COST $1,569,690,010)                                          2,182,213,276
________________________________________________________________________________


  SECURITIES LENDING COLLATERAL** - 18.91%


  Short-Term Investments

  FIXED RATE NOTES - 8.43%

  Bank of America Securities
    4.89% 5/1/06                                  53,392,755      53,392,754
  Bank of the West
    4.80% 5/10/06                                  5,746,026       5,746,026
  Citigroup Global Markets
    4.92% 5/1/06                                  95,767,106      95,767,106
  Deutsche Bank London
    5.00% 6/29/06                                 14,365,066      14,365,066
  Washington Mutual Grand
    5.00% 6/30/06                                 15,322,737      15,322,738
                                                                ____________

                                                                 184,593,690
                                                                ____________


~ VARIABLE RATE NOTES - 10.48%

  American Honda Finance
    4.82% 2/21/07                                  8,619,040       8,619,039
  ANZ National
    4.82% 5/29/07                                  1,915,342       1,915,342
  Australia New Zealand
    4.93% 5/29/07                                  9,576,711       9,576,711
  Bank of America
    4.82% 2/23/07                                 12,449,724      12,449,724
  Bank of New York
    4.84% 5/29/07                                  7,661,369       7,661,368
  Bayerische Landesbank
    4.97% 8/25/06                                  9,576,711       9,576,711
  Bear Stearns
    4.90% 10/30/06                                11,492,053      11,492,053
  BNP Paribas
    4.89% 5/29/07                                  9,576,711       9,576,711
  Canadian Imperial Bank
    4.93% 5/29/07                                  4,788,355       4,788,355
  CDC Financial Products
    4.98% 5/30/06                                 12,449,724      12,449,724
  Citigroup Global Markets
    4.95% 5/5/06                                  12,449,724      12,449,724
  Commonwealth Bank
    4.92% 5/29/07                                  9,576,711       9,576,711
  Goldman Sachs
    5.02% 4/30/07                                 12,449,724      12,449,724
  Manufacturers & Traders
    4.95% 9/26/06                                  9,576,678       9,575,727
  Marshall & Ilsley Bank
    4.88% 5/29/07                                 10,534,382      10,534,382
  Merrill Lynch Mortgage Capital
    4.98% 5/5/06                                   8,619,040      8,619,040
  Morgan Stanley
    5.06% 4/30/07                                 11,875,121      11,875,121
  National Australia Bank
    4.81% 3/7/07                                  11,875,121      11,875,121
  National City Bank
    4.82% 3/2/07                                  11,492,758      11,496,345
  Nordea Bank Norge
    4.83% 5/29/07                                  9,576,711       9,576,711
  Royal Bank of Scotland
    4.92% 5/29/07                                  9,576,711       9,576,711
  Societe Generale
    4.80% 5/29/07                                  4,788,355       4,788,355
  Toyota Motor Credit
    4.80% 6/23/06                                  9,576,864       9,576,985
  Wells Fargo
    4.89% 5/29/07                                  9,576,711       9,576,710
                                                                ____________

                                                                 229,653,105
                                                                ____________

________________________________________________________________________________

TOTAL SECURITIES LENDING COLLATERAL
(COST $414,246,795)                                              414,246,795
________________________________________________________________________________





                               2006 Semiannual Report o Delaware Pooled Trust 67

________________________________________________________________________________

TOTAL MARKET VALUE OF SECURITIES - 118.56%
  (COST $1,983,936,805)                                       $2,596,460,0713 !
________________________________________________________________________________
________________________________________________________________________________

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (18.91%)                                  (414,246,795)
________________________________________________________________________________
________________________________________________________________________________

RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.35%                                        7,713,148
________________________________________________________________________________
________________________________________________________________________________

NET ASSETS APPLICABLE TO 92,901,174
  SHARES OUTSTANDING;
  EQUIVALENT TO $23.57
  PER SHARE - 100.00%                                          $2,189,926,424
________________________________________________________________________________
________________________________________________________________________________

COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

Shares of beneficial interest
  (unlimited authorization - no par)                           $1,461,913,805
Undistributed net investment income                                29,563,669
  Accumulated net realized gain
  on investments                                                   87,691,266
Net unrealized appreciation
  of investments
  and foreign currencies                                          610,757,684
________________________________________________________________________________

TOTAL NET ASSETS                                               $2,189,926,424
________________________________________________________________________________


 + Non-income producing security for the period ended April 30, 2006.
 | Securities have been classified by country of origin. Classification by type of business has been presented on page 14 in "Sector and Country Allocations."
 * Fully or partially on loan.
** See Note 10 in "Notes to Financial Statements."
 ! Includes $392,808,689 of securities loaned.
 ~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.


SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
GBP - British Pounds Sterling
USD - United States Dollar


The following foreign currency exchange contract was outstanding at April 30, 2006:



FOREIGN CURRENCY EXCHANGE CONTRACT (1)

  Contracts to             In                Settlement            Unrealized
    Deliver            Exchange For             Date              Depreciation
________________________________________________________________________________
GBP (46,684,500)      USD 83,431,504          7/31/06             $(1,838,611)
                                                                  ___________

                                                                  $(1,838,611)
                                                                  ___________



(1) See Note 7 in "Notes to Financial Statements."

See accompanying notes



  DELAWARE POOLED TRUST - THE LABOR SELECT
  INTERNATIONAL EQUITY PORTFOLIO
  STATEMENT OF NET ASSETS
  APRIL 30, 2006 (UNAUDITED)


                                                                       Market
                                                    Number             Value
                                                   of Shares          (U.S.$)
________________________________________________________________________________


  COMMON STOCK - 97.55% |

  AUSTRALIA - 10.42%

  Amcor                                            1,748,043      $ 9,601,987
* Coles Myer                                       1,590,381       12,940,807
  Foster's Group                                   4,585,294       20,484,021
  National Australia Bank                            911,993       26,059,468
  Telstra                                          4,920,935       14,730,401
  Wesfarmers                                         316,501        8,704,711
                                                                  ___________

                                                                   92,521,395
                                                                  ___________

  BELGIUM - 2.16%

  Fortis                                             512,150       19,221,191
                                                                  ___________

                                                                   19,221,191
                                                                  ___________

  FINLAND - 1.67%

  UPM-Kymmene                                        632,452       14,845,084
                                                                  ___________

                                                                   14,845,084
                                                                  ___________

  FRANCE - 5.66%

  Societe Generale                                  204,167        31,201,239
+ Suez Strip                                        106,724             1,347
* Total                                              68,935        19,068,761
                                                                  ___________

                                                                   50,271,347
                                                                  ___________

GERMANY - 5.58%

* Bayer                                             517,014        23,814,272
* RWE                                               297,366        25,784,185
                                                                  ___________

                                                                   49,598,457
                                                                  ___________

HONG KONG - 2.85%

  Hong Kong Electric                              2,785,500        13,724,064
  Wharf Holdings                                  2,885,000        11,572,373
                                                                  ___________

                                                                   25,296,437
                                                                  ___________

ITALY - 6.88%

* Banca Intesa                                    5,278,310        31,306,527
  UniCredito Italiano                             3,957,923        29,818,365
                                                                  ___________

                                                                   61,124,892
                                                                  ___________




68 Delaware Pooled Trust o 2006 Semiannual Report

                                                                       Market
                                                    Number              Value
                                                   of Shares          (U.S.$)
________________________________________________________________________________

  JAPAN - 16.57%

  Astellas Pharma                                   216,100       $ 9,012,861
  Canon                                             503,900        38,536,903
  Kao                                               314,000         8,436,560
  KDDI                                                4,608        28,402,978
  Millea Holdings                                       663        13,214,590
  Nintendo                                           27,500         4,104,837
  Takeda Pharmaceutical                             522,500        31,930,803
  West Japan Railway                                  3,061        13,599,663
                                                                  ___________
                                                                  147,239,195

                                                                  ___________

  NETHERLANDS - 5.55%

* ING Groep                                         741,302        30,178,780
* Reed Elsevier                                   1,291,524        19,150,605
                                                                  ___________

                                                                   49,329,385
                                                                  ___________

  NEW ZEALAND - 1.44%

* Telecom Corporation of
    New Zealand                                   3,480,910        12,737,269
                                                                  ___________

                                                                   12,737,269
                                                                  ___________

  SPAIN - 9.29%

  Banco Santander Central
     Hispanoamericano                             1,448,511        22,465,487
  Iberdrola                                         936,379        30,510,551
  Telefonica                                      1,843,166        29,539,988
                                                                  ___________

                                                                   82,516,026
                                                                  ___________

  UNITED KINGDOM - 29.48%

  Aviva                                             637,311         9,317,079
  BG Group                                        2,074,681        27,908,609
  BOC Group                                         519,366        14,768,775
  Boots Group                                     1,096,236        14,016,737
  BP                                              2,032,993        25,104,373
  Brambles Industries                             2,151,397        17,786,201
  GKN                                             1,810,288        10,368,171
  GlaxoSmithKline                                   968,131        27,494,611
  HBOS                                            1,490,218        26,175,858
  Lloyds TSB Group                                2,005,519        19,534,076
  Northern Foods                                  3,503,205         5,734,887
  Royal Bank of
     Scotland Group                                 656,155        21,435,167
* Royal Dutch
     Shell Class A                                  692,527        23,753,538
  Unilever                                        1,742,774        18,532,519
                                                                  ___________

                                                                  261,930,601
                                                                  ___________
________________________________________________________________________________

  TOTAL COMMON STOCK
  (COST $641,178,632)                                             866,631,279

________________________________________________________________________________


                                                                       Market
                                                  Principal             Value
                                                     Amount           (U.S.$)
________________________________________________________________________________

REPURCHASE AGREEMENTS - 1.88%

  With BNP Paribas 4.67%
     5/1/06 (dated 4/28/06,
     to be repurchased at
     $8,681,377,collateralized
     by $9,032,000 U.S.
     Treasury Bills due
     8/17/06, market value
     $8,904,765)                                 $8,678,000       $ 8,678,000
  With Cantor Fitzgerald 4.67%
     5/1/06 (dated 4/28/06,
     to be repurchased at
     $8,051,132, collateralized
     by $2,920,000 U.S.
     Treasury Notes 2.625%
     due 11/15/06, market
     value $2,921,449,
     $244,000 U.S. Treasury
     Notes 2.625% due
     5/15/08, market value
     $236,294, $1,416,000
     U.S. Treasury Notes
     3.50% due 11/15/06,
     market value $1,428,047,
     $1,150,000 U.S.
     Treasury Notes 4.625%
     due 5/15/06, market
     value $1,174,617 and
     $2,299,000 U.S. Treasury
     Notes 6.50% due 2/15/10,
     market value $2,454,376)                     8,048,000         8,048,000
________________________________________________________________________________

  TOTAL REPURCHASE AGREEMENTS
  (COST $16,726,000)                                               16,726,000
________________________________________________________________________________
________________________________________________________________________________

  TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES LENDING
  COLLATERAL - 99.43%
  (COST $657,904,632)                                             883,357,279
________________________________________________________________________________



                              2006 Semiannual Report o Delaware Pooled Trust 69

                                                                       Market
                                                  Principal             Value
                                                     Amount           (U.S.$)
________________________________________________________________________________

  SECURITIES LENDING COLLATERAL ** - 18.67%

  Short-Term Investments

  FIXED RATE NOTES - 8.32%

  Bank of America Securities
     4.89% 5/1/06                              $ 21,383,799      $ 21,383,799
  Bank of the West
     4.80% 5/10/06                                2,301,284         2,301,284
  Citigroup Global Markets
     4.92% 5/1/06                                38,354,727        38,354,727
  Deutsche Bank London
     5.00% 6/29/06                                5,753,209         5,753,209
  Washington Mutual Grand
     5.00% 6/30/06                                6,136,756         6,136,756
                                                                 ____________

                                                                   73,929,775
                                                                 ____________

~ VARIABLE RATE NOTES - 10.35%

  American Honda Finance
     4.82% 2/21/07                                3,451,925         3,451,925
  ANZ National
     4.82% 5/29/07                                  767,094           767,094
  Australia New Zealand
     4.93% 5/29/07                                3,835,473         3,835,473
  Bank of America
     4.82% 2/23/07                                4,986,114         4,986,114
  Bank of New York
     4.84% 5/29/07                                3,068,378         3,068,378
  Bayerische Landesbank
     4.97% 8/25/06                                3,835,473         3,835,473
  Bear Stearns
     4.90% 10/30/06                               4,602,567         4,602,567
  BNP Paribas
     4.89% 5/27/07                                3,835,473         3,835,473
  Canadian Imperial Bank
     4.93% 5/29/07                                1,917,736         1,917,736
  CDC Financial Products
     4.98% 5/30/06                                4,986,115         4,986,115
  Citigroup Global Markets
     4.95% 5/5/06                                 4,986,115         4,986,115
  Commonwealth Bank
     4.92% 5/29/07                                3,835,473         3,835,473
  Goldman Sachs
     5.02% 4/30/07                                4,986,115         4,986,115
  Manufacturers & Traders
     4.95% 9/26/06                                3,835,460         3,835,079
  Marshall & Ilsley Bank
     4.88% 5/29/07                                4,219,020         4,219,020
  Merrill Lynch Mortgage Capital
     4.98% 5/5/06                                 3,451,925         3,451,925
  Morgan Stanley
     5.06% 4/30/07                                4,755,986         4,755,986
  National Australia Bank
     4.81% 3/7/07                                 4,755,986         4,755,986
  National City Bank
     4.82% 3/2/07                                 4,602,850         4,604,286
  Nordea Bank Norge
     4.83% 5/29/07                                3,835,473         3,835,473
  Royal Bank of Scotland
     4.92% 5/29/07                                3,835,473         3,835,473
  Societe Generale
     4.80% 5/29/07                                1,917,736         1,917,736
  Toyota Motor Credit
     4.80% 6/23/06                                3,835,534         3,835,582
  Wells Fargo
     4.89% 5/29/07                                3,835,473         3,835,473
                                                                 ____________

                                                                   91,976,070
                                                                 ____________
________________________________________________________________________________

  TOTAL SECURITIES LENDING COLLATERAL
  (COST $165,905,845)                                             165,905,845
________________________________________________________________________________
________________________________________________________________________________

  TOTAL MARKET VALUE OF SECURITIES -118.10%
  (COST $823,810,477)                                           1,049,263,124 !
________________________________________________________________________________
________________________________________________________________________________

  OBLIGATION TO RETURN SECURITY LENDING
    COLLATERAL ** - (18.67%)                                     (165,905,845)
________________________________________________________________________________
________________________________________________________________________________

  RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.57%                                      5,105,204
________________________________________________________________________________




70 Delaware Pooled Trust o 2006 Semiannual Report

________________________________________________________________________________

  NET ASSETS APPLICABLE TO 43,240,186
    SHARES OUTSTANDING;
    EQUIVALENT TO $20.55
    PER SHARE - 100.00%                                          $888,462,483
________________________________________________________________________________
________________________________________________________________________________

  COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

  Shares of beneficial interest
     (unlimited authorization - no par)                          $621,944,856
  Undistributed net investment income                              12,045,892
  Accumulated net realized gain on
     investments                                                   30,080,725
  Net unrealized appreciation of investments
     and foreign currencies                                       224,391,010
________________________________________________________________________________

  TOTAL NET ASSETS                                               $888,462,483
________________________________________________________________________________



 | Securities have been classified by country of origin. Classification by type of business has been presented on page 15 in "Sector and Country Allocations."
 + Non-income producing security for the period ended April 30, 2006.
 * Fully or partially on loan.
** See Note 10 in "Notes to Financial Statements."
 ! Includes $157,266,560 of securities loaned.
 ~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.



SUMMARY OF ABBREVIATIONS:

GBP - British Pounds Sterling
USD - United States Dollar

The following foreign forward currency exchange contract was outstanding at April 30, 2006:



FOREIGN CURRENCY EXCHANGE CONTRACT (1)

  Contracts to             In               Settlement          Unrealized
    Deliver              Exchange For          Date            Depreciation
________________________________________________________________________________
GBP (30,785,000)        USD 55,016,951        7/31/06          $(1,212,429)
                                                               ___________

                                                               $(1,212,429)
                                                               ___________



(1) See Note 7 in "Notes to Financial Statements."


See accompanying notes



  DELAWARE POOLED TRUST -
  THE EMERGING MARKETS PORTFOLIO
  STATEMENT OF NET ASSETS
  APRIL 30, 2006 (UNAUDITED)



                                                                      Market
                                                     Number            Value
                                                  of Shares          (U.S.$)
________________________________________________________________________________

  COMMON STOCK - 90.29% |

  BRAZIL - 10.21%

  AES Tiete                                     186,588,485       $4,872,579
  Companhia de Concessoes
     Rodoviarias                                  1,165,600       10,198,302
  Companhia Siderurgica
     Nacional                                       389,700       13,743,134
  Companhia Vale do Rio
  Doce ADR                                          245,900       10,937,632
  CPFL Energia                                      140,247        1,981,064
  CPFL Energia ADR                                   46,800        1,982,916
  Petroleo Brasiliero ADR                           283,400       25,191,425
  Votorantim Celulose e
     Papel ADR                                    1,145,150       18,425,464
                                                                  __________

                                                                  87,332,516
                                                                  __________

  CHILE - 1.83%

  Banco Santander ADR                               256,200       11,190,816
+# Inversiones Aguas
    Metropolitanas 144A ADR                         184,500        4,441,044
                                                                  __________

                                                                  15,631,860
                                                                  __________

  CHINA - 6.24% ]

+ Asia Aluminum Holdings                         40,172,000        7,305,649
  China Merchants Holdings
     International                                1,748,000        5,963,254
  China Telecom                                  29,942,000       10,427,035
  Fountain Set                                    9,720,000        3,886,370
  Guangshen Railway                              10,980,000        4,213,136
  Texwinca                                       10,300,000        7,572,308
  TPV Technology                                  4,326,000        4,686,860
  Zhejiang Expressway                            15,372,000        9,318,466
                                                                  __________

                                                                  53,373,078
                                                                  __________

CZECH REPUBLIC - 1.29%

  Komercni Banka                                     52,969        8,397,381
  Philip Morris                                       4,183        2,609,393
                                                                  __________

                                                                  11,006,774
                                                                  __________

EGYPT - 0.70%

  MobiNil-Egyptian Mobile
  Services                                          216,346        5,977,150
                                                                  __________

                                                                   5,977,150
                                                                  __________

HUNGARY - 1.97%

  Magyar Telekom                                  1,680,981        7,689,499
  OTP Bank                                          235,483        9,136,429
                                                                  __________

                                                                  16,825,928
                                                                  __________




                              2006 Semiannual Report o Delaware Pooled Trust 71

                                                                      Market
                                                     Number            Value
                                                  of Shares          (U.S.$)
________________________________________________________________________________

  INDONESIA - 0.88%

  Telekomunikasi Indonesia                        8,758,000      $ 7,526,770
                                                                 ___________

                                                                   7,526,770
                                                                 ___________

  ISRAEL - 2.73%

  Bank Hapoalim                                   3,450,843       17,388,983
  Bezeq Israeli
     Telecommunication                            4,745,104        5,988,298
                                                                 ___________

                                                                  23,377,281
                                                                 ___________

  MALAYSIA - 8.77%

  Hong Leong Bank                                 7,186,800       10,210,212
  Maxis Communications                            9,456,600       22,826,277
  MISC FDR                                        4,401,000       10,683,807
  PLUS Expressways                               13,539,700       10,383,549
  Public Bank                                     3,812,000        7,045,628
  Public Bank FDR                                 1,317,300        2,398,394
  Tanjong                                         2,901,400       11,445,523
                                                                 ___________

                                                                  74,993,390
                                                                 ___________
  MEXICO - 6.59%

  Cemex de C.V.                                     592,706        4,008,950
  Cemex de C.V. ADR                                 109,724        7,408,564
+ Grupo Aeroportuario del
     Pacifico de C.V. ADR                           123,200        4,100,096
  Grupo Aeroportuario del
     Sureste de C.V. ADR                            143,200        5,551,864
  Grupo Modelo Series C                           2,987,400       11,416,437
  Grupo Televisa ADR                                528,400       11,202,080
  Kimberly Clark de Mexico
     de C.V.                                      3,590,600       12,670,321
                                                                 ___________

                                                                  56,358,312
                                                                 ___________

  MOROCCO - 0.76%

  Maroc Telecom                                     397,460        6,520,470
                                                                 ___________

                                                                   6,520,470
                                                                 ___________

  PANAMA - 0.80%

  Banco Latinoamericano
     Export                                         403,900        6,801,676
                                                                 ___________

                                                                   6,801,676
                                                                 ___________

  PHILLIPPINES - 0.79%

  Philippine Long Distance
     Telephone ADR                                  170,600        6,781,350
                                                                 ___________

                                                                   6,781,350
                                                                 ___________

  POLAND - 1.93%

  Bank Pekao                                        158,808       10,663,814
  Telekomunikacja Polska                            802,467        5,885,490
                                                                 ___________

                                                                  16,549,304
                                                                 ___________

  REPUBLIC OF KOREA - 10.11%

  GS Engineering &
     Construction                                   117,520        8,521,956
  Kookmin Bank                                      124,910       11,189,877
  Korea Electric Power                              390,040       17,325,852
  Korea Gas                                         376,730       14,418,126
  KT                                                 96,860        4,353,933
  KT ADR                                            675,689       15,723,284
# KT&G 144A GDR                                     321,839        9,011,492
  Samsung Electronics                                 8,700        5,939,864
                                                                 ___________

                                                                  86,484,384
                                                                 ___________

  RUSSIA - 2.86%

  LUKOIL ADR                                         75,764        6,856,642
  Mobile Telesystems ADR                            280,600        9,164,396
  NovaTek OAO GDR                                   199,345        8,472,163
                                                                 ___________

                                                                  24,493,201
                                                                 ___________

SOUTH AFRICA - 11.92%

  African Bank Investments                        2,977,466       16,639,145
  Alexander Forbes                                3,245,534        8,366,865
  Aspen Pharmacare                                  657,029        4,644,280
  Remgro                                            725,349       15,996,886
  Sasol                                             260,525       10,962,632
  Standard Bank Group                             1,234,225       17,612,726
  Steinhoff International                         3,947,079       15,643,891
  Telkom                                            305,729        7,281,562
  Tiger Brands                                      171,584        4,780,095
                                                                 ___________

                                                                 101,928,082
                                                                 ___________

  TAIWAN - 12.50%

  Asustek Computer                                4,277,873       11,838,849
  Chunghwa Telecom                                4,949,000        9,508,211
  Chunghwa Telecom ADR                              749,303       15,435,642
  Lite-On Technology                              1,150,000        1,812,954
  Mega Financial Holding                         18,606,000       14,520,222
  Pihsiang Machinery
     Manufacturing                                1,512,819        3,077,178
  President Chain Store                           7,288,376       18,228,652
  Synnex Technology
     International                                5,905,900        7,302,204
  Taiwan Semiconductor
     Manufacturing                               11,824,000       25,236,691
                                                                 ___________

                                                                 106,960,603
                                                                 ___________

  THAILAND - 6.60%

  Advanced Info Service                           4,855,600       11,514,745
  Kasikornbank NVDR                               4,266,300        7,502,686
  Land & Houses NVDR                             49,731,910       11,197,299
  Siam Cement NVDR                                2,552,700       16,188,186
  Siam City Bank                                  6,595,500        4,182,597
  Siam City Bank NVDR                             1,772,000        1,119,009
  Thai Union Frozen Products                      5,783,457        4,777,169
                                                                 ___________

                                                                  56,481,691
                                                                 ___________




72 Delaware Pooled Trust o 2006 Semiannual Report

                                                                      Market
                                                     Number            Value
                                                  of Shares          (U.S.$)
________________________________________________________________________________

  TURKEY - 0.81%

  Tofas Turk Otomobil
     Fabrikasi                                    1,109,995      $ 3,558,699
+ Vestel Elektronik Sanayi                          940,652        3,399,861
                                                                 ___________

                                                                   6,958,560
                                                                 ___________
________________________________________________________________________________

  TOTAL COMMON STOCK
  (COST $562,158,249)                                            772,362,380
________________________________________________________________________________

  PREFERRED STOCK - 8.32% |

  BRAZIL - 4.90%

  AES Tiete                                     149,400,000        4,205,678
  Caemi Mineracao e
     Metalurgica                                  8,852,000       16,244,926
  Investimentos Itau                              3,645,000       16,731,719
  Ultrapar Participacoes                            273,835        4,753,734
                                                                 ___________

                                                                  41,936,057
                                                                 ___________

  REPUBLIC OF KOREA - 3.42%

  Hyundai Motor                                     172,250       10,189,781
  Samsung Electronics                                35,185       19,061,184
                                                                 ___________

                                                                  29,250,965
                                                                 ___________
________________________________________________________________________________

  TOTAL PREFERRED STOCK
  (COST $33,631,179)                                              71,187,022
________________________________________________________________________________


                                                                      Market
                                                  Principal            Value
                                                     Amount          (U.S.$)
________________________________________________________________________________

  REPURCHASE AGREEMENTS - 0.78%

  With BNP Paribas
     4.67% 5/1/06 (dated
     4/28/06, to be repurchased at
     $3,484,355, collateralized
     by $3,625,000 U.S.
     Treasury Bills due 8/17/06,
     market value $3,573,938)                    $3,483,000      $ 3,483,000
  With Cantor Fitzgerald
     4.67% 5/1/06 (dated 4/28/06,
     to be repurchased at
     $3,231,257, collateralized by
     $1,172,000 U.S. Treasury
     Notes 2.625% due 11/15/06,
     market value $1,172,527,
     $98,000 U.S. Treasury Notes
     2.625% due 5/15/08,
     market value $94,837,
     $568,000 U.S. Treasury Notes
     3.50% due 11/15/06, market
     value $573,148,
     $461,000 U.S. Treasury
     Notes 4.625% due 5/15/06,
     market value $471,434 and
     $923,000 U.S. Treasury
     Notes 6.50% due 2/15/10,
     market value $985,067)                       3,230,000        3,230,000
________________________________________________________________________________

  TOTAL REPURCHASE AGREEMENTS
    (COST $6,713,000)                                              6,713,000
________________________________________________________________________________
________________________________________________________________________________

  TOTAL MARKET VALUE OF
    SECURITIES - 99.39%
    (COST $602,502,428)                                          850,262,402
________________________________________________________________________________
________________________________________________________________________________

  RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.61%                                     5,217,706
________________________________________________________________________________
________________________________________________________________________________

  NET ASSETS APPLICABLE TO
    55,343,087 SHARES OUTSTANDING;
    EQUIVALENT TO $15.46
    PER SHARE - 100.00%                                         $855,480,108
________________________________________________________________________________




                               2006 Semiannual Report o Delaware Pooled Trust 73

________________________________________________________________________________

  COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

  Shares of beneficial interest (unlimited
   authorization - no par)                                      $555,775,100
  Undistributed net investment
   income                                                          5,304,762
  Accumulated net realized
   gain on investments                                            46,498,362
  Net unrealized appreciation
   of investments and foreign currencies                         247,901,884
________________________________________________________________________________

TOTAL NET ASSETS                                                $855,480,108
________________________________________________________________________________



+ Non-income producing security for the period ended April 30, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $13,452,536, which represented 1.57% of the Portfolio's net assets. See Note 11 in "Notes to Financial Statements."
| Securities have been classified by country of origin. Classification by type of business has been presented on page 16 in "Sector and Country Allocations." ] Securities listed and traded on the Hong Kong Stock Exchange.



  SUMMARY OF ABBREVIATIONS:

  ADR - American Depositary Receipts
  EUR - European Monetary Units
  FDR - Foreign Depositary Receipts
  GDR - Global Depositary Receipts
  NVDR - Non-Voting Depositary Receipts
  USD - United States Dollar


The following forward foreign currency exchange contract was outstanding at April 30, 2006:



FOREIGN CURRENCY EXCHANGE CONTRACT (1)

  Contracts to               In             Settlement            Unrealized
    Deliver             Exchange For           Date              Depreciation
________________________________________________________________________________

  EUR (60,369)           USD 75,666           5/02/06                $(528)
                                                                    ______

                                                                     $(528)
                                                                    ______




  (1) See Note 7 in "Notes to Financial Statements."



  See accompanying notes



  DELAWARE POOLED TRUST -
  THE GLOBAL FIXED INCOME PORTFOLIO
  STATEMENT OF NET ASSETS
  APRIL 30, 2006 (UNAUDITED)




                                                                      Market
                                               Principal              Value
                                                Amount o             (U.S.$)
________________________________________________________________________________


  BONDS - 97.74%

  AUSTRIA - 8.08%

  Oesterreichesche Kontrollbank
     1.80% 3/22/10                     JPY    1,200,000,000      $10,775,542
     5.25% 4/25/08                     EUR        2,659,000        3,465,298
  Republic of Austria
     5.25% 1/4/11                      EUR        6,500,000        8,728,163
                                                                 ___________

                                                                  22,969,003
                                                                 ___________

  FINLAND - 5.55%

  Republic of Finland
     5.375% 7/4/13                     EUR        1,480,000        2,039,420
     5.75% 2/23/11                     EUR       10,000,000       13,731,429
                                                                 ___________

                                                                  15,770,849
                                                                 ___________

  FRANCE - 11.45%

  Compagnie de
     Financement Foncier
     0.60% 3/23/10                     JPY    1,100,000,000        9,428,338
  Government of France
     4.00% 10/25/09                    EUR        4,700,000        6,012,321
     5.00% 10/25/16                    EUR        5,040,000        6,897,438
     5.75% 10/25/32                    EUR        3,000,000        4,699,296
     8.50% 10/25/19                    EUR        3,000,000        5,513,163
                                                                 ___________

                                                                  32,550,556
                                                                 ___________

  GERMANY - 12.09%

  Deutschland Republic
     4.25% 1/4/14                      EUR        6,800,000        8,770,966
     4.75% 7/4/28                      EUR        6,250,000        8,507,799
     5.00% 7/4/11                      EUR        2,700,000        3,604,314
  Kredit Fuer
     Wiederaufbau
     1.85% 9/20/10                     JPY    1,050,000,000        9,430,840
     5.25% 7/4/12                      EUR        3,000,000        4,059,669
                                                                 ___________

                                                                  34,373,588
                                                                 ___________

  IRELAND - 4.75%

  Republic of Ireland
     5.00% 4/18/13                     EUR       10,000,000       13,503,130
                                                                 ___________

                                                                  13,503,130
                                                                 ___________

  ITALY - 2.36%

* Republic of Italy
     0.65% 3/20/09                     JPY      450,000,000        3,924,300
     3.80% 3/27/08                     JPY      300,000,000        2,788,079
                                                                 ___________

                                                                   6,712,379
                                                                 ___________




74 Delaware Pooled Trust o 2006 Semiannual Report

                                                                      Market
                                              Principal                Value
                                              Amount o               (U.S.$)
________________________________________________________________________________

  JAPAN - 7.68%

  Development
     Bank of Japan
     1.40% 6/20/12                     JPY    1,200,000,000      $10,394,680
* Japan Finance
     Corporation for
     Municipal Enterprises
     1.55% 2/21/12                     JPY    1,300,000,000       11,438,205
                                                                 ___________

                                                                  21,832,885
                                                                 ___________

  NETHERLANDS - 7.75%

  Bank Nederlandse
     Gemeenten
     0.80% 9/22/08                     JPY    1,000,000,000        8,787,292
     6.00% 3/26/12                     USD        3,000,000        3,079,194
  Netherlands
     Government
     4.25% 7/15/13                     EUR        1,500,000        1,937,394
     5.25% 7/15/08                     EUR          600,000          785,744
     7.50% 1/15/23                     EUR        4,200,000        7,424,098
                                                                 ___________

                                                                  22,013,722
                                                                 ___________

  NORWAY - 3.97%

  Eksportfinans
     1.80% 6/21/10                     JPY    1,260,000,000       11,295,578
                                                                 ___________

                                                                  11,295,578
                                                                 ___________

  POLAND - 2.39%

  Poland Government
     5.50% 3/12/12                     EUR        5,000,000        6,778,817
                                                                 ___________

                                                                   6,778,817
                                                                 ___________

  SPAIN - 1.56%

  Kingdom of Spain
     3.10% 9/20/06                    JPY       500,000,000        4,440,828
                                                                 ___________

                                                                   4,440,828
                                                                 ___________

  SUPRANATIONAL - 10.39%

  Council of Europe
     Development Bank
     6.125% 1/25/11                    USD        1,800,000        1,862,037
  European
     Investment Bank
     2.125% 9/20/07                    JPY      300,000,000        2,694,186
     5.00% 4/15/08                     EUR        6,000,000        7,794,588
  Inter-American
     Development Bank
     1.90% 7/8/09                      JPY      558,000,000        5,030,627
     5.50% 3/30/10                     EUR        5,700,000        7,670,155
  International Bank
     for Reconstruction
     & Development
     2.00% 2/18/08                     JPY      500,000,000        4,491,508
                                                                 ___________

                                                                  29,543,101
                                                                 ___________

  SWEDEN - 14.87%

  Swedish Government

  * 4.50% 8/12/15                      SEK       63,000,000       $8,996,759
  * 5.00% 1/28/09                      SEK       64,000,000        9,096,071
    5.50% 10/8/12                      SEK       96,000,000       14,360,432
    6.75% 5/5/14                       SEK       60,000,000        9,801,361
                                                                 ___________

                                                                  42,254,623
                                                                 ___________

  UNITED STATES - 4.85%

  Fannie Mae Global
     2.125% 10/9/07                  JPY        230,000,000        2,065,343
  U.S. Treasury
     Inflation Index Note
     3.00% 7/15/12                   USD          7,624,776        7,949,728
  U.S. Treasury Notes
     3.625% 5/15/13                  USD            700,000          643,891
     3.75% 5/15/08                   USD          3,200,000        3,132,003
                                                                 ___________

                                                                  13,790,965
                                                                 ___________
________________________________________________________________________________

  TOTAL BONDS
  (COST $275,058,884)                                            277,830,024
________________________________________________________________________________
________________________________________________________________________________

  TOTAL MARKET VALUE OF
    SECURITIES BEFORE SECURITIES
    LENDING COLLATERAL - 97.74%
    (COST $275,058,884)                                          277,830,024
________________________________________________________________________________

  SECURITIES LENDING COLLATERAL** - 10.29%

  Short-Term Investments

  FIXED RATE NOTES - 4.59%

  Bank of America
     Securities
     4.89% 5/1/06                    USD          3,768,314        3,768,314
  Bank of the West
     4.80% 5/10/06                                  405,539          405,539
  Citigroup
     Global Markets
     4.92% 5/1/06                                 6,758,979        6,758,979
  Deutsche
     Bank London
     5.00% 6/29/06                                1,013,847        1,013,847
  Washington
     Mutual Grand
     5.00% 6/30/06                                1,081,437        1,081,436
                                                                 ___________

                                                                  13,028,115
                                                                 ___________

~ VARIABLE RATE NOTES - 5.70%

  American
     Honda Finance
     4.82% 2/21/07                                  608,308          608,308
  ANZ National
     4.82% 5/29/07                                  135,180          135,180




                               2006 Semiannual Report o Delaware Pooled Trust 75

                                                                      Market
                                                  Principal            Value
                                                   Amount o          (U.S.$)
________________________________________________________________________________

  Australia New Zealand
     4.93% 5/29/07                     USD          675,898        $ 675,898
  Bank of America
     4.82% 2/23/07                                  878,667          878,667
  Bank of New York
     4.84% 5/29/07                                  540,718          540,718
  Bayerische
     Landesbank
     4.97% 8/25/06                                  675,898          675,898
  Bear Stearns
     4.90% 10/30/06                                 811,077          811,078
  BNP Paribas
     4.89% 5/29/07                                  675,898          675,898
  Canadian Imperial Bank
     4.93% 5/29/07                                  337,949          337,949
  CDC Financial
     Products
     4.98% 5/30/06                                  878,667          878,667
  Citigroup
     Global Markets
     4.95% 5/5/06                                   878,667          878,667
  Commonwealth Bank
     4.92% 5/29/07                                  675,898          675,898
  Goldman Sachs
     5.02% 4/30/07                                  878,667          878,667
  Manufacturers & Traders
     4.95% 9/26/06                                  675,896          675,829
  Marshall & Ilsley Bank
     4.88% 5/29/07                                  743,488          743,488
  Merrill Lynch
     Mortgage Capital
     4.98% 5/5/06                                   608,308          608,308
  Morgan Stanley
     5.06% 4/30/07                                  838,113          838,113
  National Australia Bank
     4.81% 3/7/07                                   838,113          838,113
  National City Bank
     4.82% 3/2/07                                   811,127          811,381
  Nordea Bank Norge
     4.83% 5/29/07                                  675,898          675,898
  Royal Bank of Scotland
     4.92% 5/29/07                                  675,898          675,898
  Societe Generale
     4.80% 5/29/07                                  337,949          337,949
  Toyota Motor Credit
     4.80% 6/23/06                                  675,909          675,917
  Wells Fargo 4.89%
     5/29/07                                        675,898          675,898
                                                                 ___________

                                                                  16,208,285
                                                                 ___________
________________________________________________________________________________

  TOTAL SECURITIES
    LENDING COLLATERAL
    (COST $29,236,400)                                            29,236,400
________________________________________________________________________________

________________________________________________________________________________

  TOTAL MARKET VALUE
    OF SECURITIES - 108.03%
    (COST $304,295,284)                                         $307,066,424 !
________________________________________________________________________________

________________________________________________________________________________

  OBLIGATION TO RETURN SECURITIES
    LENDING COLLATERAL** - (10.29%)                              (29,236,400)
________________________________________________________________________________

________________________________________________________________________________

  RECEIVABLES AND OTHER ASSETS
     NET OF LIABILITIES - 2.26%                                    6,415,693
________________________________________________________________________________

________________________________________________________________________________

  NET ASSETS APPLICABLE TO 25,833,585
    SHARES OUTSTANDING;
    EQUIVALENT TO $11.00
    PER SHARE - 100.00%                                        $ 284,245,717
________________________________________________________________________________

________________________________________________________________________________

  COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

  Shares of beneficial interest
     (unlimited authorization - no par)                        $ 281,461,008
  Undistributed net investment income                              2,630,069
  Accumulated net realized loss
     on investments                                              (2,848,556)
  Net unrealized appreciation
     of investments and foreign currencies                         3,003,196
________________________________________________________________________________

  TOTAL NET ASSETS                                             $ 284,245,717
________________________________________________________________________________



 o Principal amount shown is stated in the currency in which each security is denominated.
   EUR - European Monetary Unit
   JPY - Japanese Yen
   SEK - Swedish Krona
   USD - United States Dollar

 * Fully or partially on loan.
** See Note 10 in "Notes to Financial Statements."
 ! Includes $28,708,635 of securities loaned
 ~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.

See accompanying notes



76 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST - THE INTERNATIONAL FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)



                                                                      Market
                                                  Principal            Value
                                                   Amount o          (U.S.$)
________________________________________________________________________________

  BONDS - 97.45%

  AUSTRIA - 8.46%

  Oesterreichesche
    Kontrollbank
    1.80% 3/22/10                      JPY      220,000,000       $1,975,516
  Republic of Austria
    5.25% 1/4/11                       EUR        1,100,000        1,477,074
                                                                  __________

                                                                   3,452,590
                                                                  __________

  BELGIUM - 7.33%

  Kingdom of Belgium
    5.50% 3/28/28                      EUR        1,000,000        1,487,961
    5.75% 9/28/10                      EUR        1,100,000        1,502,565
                                                                  __________

                                                                   2,990,526
                                                                  __________

  FINLAND - 2.45%

  Republic of Finland
    5.00% 4/25/09                      EUR          760,000          997,895
                                                                  __________

                                                                     997,895
                                                                  __________

  FRANCE - 3.97%

  Government of France
    5.50% 4/25/10                      EUR        1,200,000        1,617,229
                                                                  __________

                                                                   1,617,229
                                                                  __________

  GERMANY - 25.00%

  Deutschland Republic
    4.50% 1/4/13                       EUR          200,000          261,801
    6.50% 7/4/27                       EUR          400,000          667,536
  DSL Finance
    5.75% 3/19/09                      DEM        1,500,000        1,019,248
  Kredit Fuer Wiederaufbau
    1.75% 3/23/10                      JPY      290,000,000        2,599,241
    1.85% 9/20/10                      JPY      260,000,000        2,335,255
    5.00% 7/4/11                       EUR        1,400,000        1,862,948
  Rentenbank 1.375%
    4/25/13                            JPY      170,000,000        1,453,703
                                                                  __________

                                                                  10,199,732
                                                                  __________

  IRELAND - 2.48%

  Republic of Ireland
    5.00% 4/18/13                      EUR          750,000        1,012,735
                                                                  __________

                                                                   1,012,735
                                                                  __________


  ITALY - 4.73%

  Republic of Italy
    0.375% 10/10/06                    JPY       21,000,000        $ 184,663
    0.65% 3/20/09                      JPY      200,000,000        1,744,133
                                                                  __________

                                                                   1,928,796
                                                                  __________

  JAPAN - 12.73%

  Development Bank of
    Japan
    1.40% 6/20/12                      JPY      190,000,000        1,645,824
    1.75% 6/21/10                      JPY      180,000,000        1,612,575
  Japan Finance Corporation
    for Municipal Enterprises
    1.55% 2/21/12                      JPY      220,000,000        1,935,696
                                                                  __________

                                                                   5,194,095
                                                                  __________

  NETHERLANDS - 11.80%

  Bank Nederlandse
    Gemeenten 4.625%
    9/13/12                            EUR        1,450,000        1,895,936
  Netherlands
    Government
    3.75% 7/15/14                      EUR          100,000          124,670
    7.50% 1/15/23                      EUR        1,580,000        2,792,874
                                                                  __________

                                                                   4,813,480
                                                                  __________

  SPAIN - 1.79%

  Kingdom of Spain
    3.10% 9/20/06                      JPY       82,000,000          728,296
                                                                  __________

                                                                     728,296
                                                                  __________

  SUPRANATIONAL - 1.98%

  European Investment
    Bank 2.125% 9/20/07                JPY       90,000,000          808,256
                                                                  __________

                                                                     808,256
                                                                  __________

  SWEDEN - 14.73%

  Swedish Government
    4.50% 8/12/15                      SEK       15,000,000        2,142,085
    5.00% 1/28/09                      SEK       13,400,000        1,904,490
    6.75% 5/5/14                       SEK       12,000,000        1,960,272
                                                                  __________

                                                                   6,006,847
                                                                  __________
________________________________________________________________________________

  TOTAL BONDS
  (COST $39,148,702)                                              39,750,477
________________________________________________________________________________




                               2006 Semiannual Report o Delaware Pooled Trust 77

                                                                      Market
                                                  Principal            Value
                                                   Amount o          (U.S.$)
________________________________________________________________________________

  REPURCHASE AGREEMENTS - 0.77%

  With BNP Paribas
     4.67% 5/1/06
     (dated 4/28/06, to be
     repurchased at $164,064,
     collateralized by $171,000
     U.S. Treasury Bills
     due 8/17/06, market
     value $168,235)                   USD          164,000        $ 164,000
  With Cantor Fitzgerald
     4.67% 5/1/06
     (dated 4/28/06, to be
     repurchased at $152,059,
     collateralized by $55,000
     U.S. Treasury Notes
     2.625% due 11/15/06,
     market value $55,194,
     $5,000 U.S. Treasury
     Notes 2.625% due 5/15/08,
     market value $4,464,
     $27,000 U.S. Treasury
     Notes 3.50% due 11/15/06,
     market value $26,980,
     $22,000 U.S. Treasury
     Notes 4.625% due 5/15/06,
     market value $22,192 and
     $43,000 U.S. Treasury
     Notes 6.50% due 2/15/10,
     market value $46,370)                          152,000          152,000
________________________________________________________________________________

  TOTAL REPURCHASE AGREEMENTS
  (COST $316,000)                                                    316,000
________________________________________________________________________________

________________________________________________________________________________

  TOTAL MARKET VALUE OF SECURITIES - 98.22%
    (COST $39,464,702)                                             40,066,477
________________________________________________________________________________

________________________________________________________________________________

  RECEIVABLES AND OTHER
    ASSETS NET OF LIABILITIES - 1.78%                                 725,400
________________________________________________________________________________

________________________________________________________________________________

  NET ASSETS APPLICABLE TO
    3,832,843 SHARES OUTSTANDING;
    EQUIVALENT TO $10.64
    PER SHARE - 100.00%                                           $40,791,877
________________________________________________________________________________

________________________________________________________________________________

  COMPONENTS OF NET ASSETS AT APRIL 30, 2006:
________________________________________________________________________________

  Shares of beneficial interest
    (unlimited authorization -
    no par)                                                       $43,141,983
  Undistributed net investment
    income                                                            407,863
  Accumulated net realized
    loss on investments                                            (3,389,566)
  Net unrealized appreciation
    of investments and foreign
    currencies                                                        631,597
________________________________________________________________________________

  TOTAL NET ASSETS                                               $40,791,877
________________________________________________________________________________




  o Principal amount shown is stated in the currency in which each security is denominated.

  DEM - German Mark
  EUR - European Monetary Unit
  JPY - Japanese Yen
  SEK - Swedish Krona
  USD - United States Dollar

  See accompanying notes



78 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST
STATEMENTS OF OPERATIONS




                                                            Six Months      Six Months       11/1/05*
                                                              Ended           Ended            to
                                                             4/30/06         4/30/06          4/30/06
                                                           (Unaudited)      (Unaudited)    (Unaudited)
__________________________________________________________________________________________________________

                                                                The             The              The
                                                             Large-Cap       All-Cap          Large-Cap
                                                            Value Equity    Growth Equity    Growth Equity
                                                             Portfolio       Portfolio        Portfolio
__________________________________________________________________________________________________________

INVESTMENT INCOME:

Dividends                                                   $ 131,067       $ 53,102         $ 234,478
Interest                                                        4,368          5,266            66,369
Foreign tax withheld                                            (973)              -                 -
                                                            ______________________________________________

                                                              134,462         58,368           300,847
                                                            ______________________________________________

EXPENSES:

Management fees                                                30,554         59,100           189,169
Accounting and administration expenses                          2,221          3,152            13,758
Reports and statements to shareholders                            170            524             1,720
Registration fees                                              32,058          8,352            26,087
Legal and professional fees                                     5,754          5,919            14,352
Dividend disbursing and transfer agent fees and expenses        1,692          1,071             3,748
Custodian fees                                                    259            258             4,477
Trustees' fees                                                    294            478             1,159
Pricing fees                                                      196            192               119
Insurance fees                                                     71            405               560
Taxes (other than taxes on income)                                  -            119                 7
Other                                                             978            770             2,266
                                                            ______________________________________________

                                                               74,247         80,340           257,422

Less expenses absorbed or waived                             (36,623)        (10,113)          (32,870)
Less expense paid indirectly                                    (137)           (115)             (988)
                                                           ______________________________________________

Total operating expenses                                       37,487         70,112           223,564
                                                           ______________________________________________

Net Investment Income (Loss)                                   96,975        (11,744)           77,283
                                                           ______________________________________________

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain (loss) on:
Investments                                                 1,066,917         231,885         (197,521)
Futures contracts                                                   -               -                -
Swap agreements                                                     -               -                -
Foreign currencies                                                  -             717                -
                                                           ______________________________________________
Net realized gain (loss)                                    1,066,917         232,602         (197,521)
Net change in unrealized appreciation/depreciation
  of investments and foreign currencies                      (60,103)         864,039          672,714
                                                           ______________________________________________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES                        1,006,814       1,096,641          475,193
                                                           ______________________________________________
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $1,103,789     $1,084,897         $552,476
                                                           ______________________________________________




*Commencement of operations.



See accompanying notes



80 Delaware Pooled Trust o 2006 Semiannual Report


Six Months      Six Months     Six Months     Six Months      Six Months     Six Months      Six Months
 Ended           Ended          Ended           Ended           Ended          Ended           Ended
 4/30/06         4/30/06        4/30/06        4/30/06         4/30/06        4/30/06         4/30/06
(Unaudited)    (Unaudited)    (Unaudited)     (Unaudited)    (Unaudited)    (Unaudited)     (Unaudited)
________________________________________________________________________________________________________

                                                                 The
    The            The            The             The         Real Estate        The          The
 Mid-Cap        Small-Cap     Focus Smid-Cap   Smid-Cap       Investment    Intermediate   Core Focus
Growth Equity  Growth Equity  Growth Equity   Growth Equity     Trust       Fixed Income   Fixed Income
 Portfolio      Portfolio      Portfolio       Portfolio      Portfolio II   Portfolio      Portfolio
________________________________________________________________________________________________________

 $ 57,336       $ 115,260      $ 11,275         $ 4,228        $ 763,617     $       -      $       -
   22,722          46,282         1,617               -           24,660       357,413        748,836
        -               -             -               -                -             -              -
________________________________________________________________________________________________________

   80,058         161,542        12,892           4,228          788,277       357,413        748,836
________________________________________________________________________________________________________

   74,850         285,744         8,697           8,426          129,804        33,458         64,568
    3,992          15,240           464             449            6,923         3,146          6,457
      474           2,033            33              53              406           214            738
    5,400           8,298         1,120           2,568            6,702         4,356          4,249
    6,181          10,631         5,135           5,138            8,371         6,543          6,899
    1,917           4,646           888             384            2,062         1,759          1,608
      715           4,401         2,012           1,966            2,304         3,444         10,316
      575           2,028            62              59            1,072           468            295
      146             291           124             295              144         4,663          4,000
      240             536            20              30                -           117            928
       43           1,937             -               -            1,482             -             58
    1,506           1,734         1,882             130            3,025            40            912
________________________________________________________________________________________________________

   96,039         337,519        20,437          19,498          162,295        58,208        101,028
   (3,117)              -        (8,865)         (8,103)         (12,319)      (20,258)       (27,116)
      (46)            (38)         (908)         (1,070)               -        (2,059)        (5,021)
________________________________________________________________________________________________________

   92,876         337,481        10,664          10,325          149,976        35,891         68,891
________________________________________________________________________________________________________

  (12,818)       (175,939)        2,228          (6,097)         638,301       321,522        679,945
________________________________________________________________________________________________________



1,613,747      12,165,407       326,437          34,218       11,231,437      (112,334)      (418,618)
        -              -              -               -                -       (23,273)        30,449
        -              -              -               -                -        (4,696)       (20,252)
        -              -              -               -                -             -              -
________________________________________________________________________________________________________

1,613,747     12,165,407        326,437          34,218      11,231,437       (140,303)      (408,421)

1,337,338        346,481       (140,153)        331,528      (5,947,430)       (52,235)      (336,030)
________________________________________________________________________________________________________

 2,951,085    12,511,888        186,284         365,746       5,284,007       (192,538)      (744,451)
________________________________________________________________________________________________________

$2,938,267   $12,335,949       $188,512        $359,649      $5,922,308       $128,984       $(64,506)




                              2006 Semiannual Report o Delaware Pooled Trust 81

DELAWARE POOLED TRUST

STATEMENTS OF OPERATIONS CONTINUED




                                                           Six Months     Six Months     Six Months
                                                              Ended         Ended          Ended
                                                             4/30/06       4/30/06        4/30/06
                                                           (Unaudited)    (Unaudited)    (Unaudited)
__________________________________________________________________________________________________________

                                                              The            The             The
                                                           High-Yield      Core Plus      International
                                                             Bond        Fixed Income        Equity
                                                           Portfolio       Portfolio       Portfolio
__________________________________________________________________________________________________________

INVESTMENT INCOME:

Dividends                                                 $    353       $    2,182       $ 44,900,179
Interest                                                   240,623        4,690,145            603,101
Securities lending income                                        -                -            721,510
Foreign tax withheld                                             -                -          2,573,039)
                                                          _______________________________________________

                                                           240,976        4,692,327         43,651,751
                                                          _______________________________________________

EXPENSES:

Management fees                                             12,629          399,244          7,468,425
Accounting and administration expenses                       1,123           37,139            398,316
Reports and statements to shareholders                         107            2,856             53,133
Registration fees                                            3,918           29,246              6,928
Legal and professional fees                                  5,308           14,461            125,503
Dividend disbursing and transfer agent fees and expenses       564            9,621            100,882
Custodian fees                                                 876           14,343            454,449
Trustees' fees                                                 156            5,027             56,604
Pricing fees                                                 2,321            7,542              2,619
Insurance fees                                                  24            4,736             30,800
Taxes (other than taxes on income)                               -              635             18,314
Other                                                          108              720             28,114
                                                          _______________________________________________

                                                            27,134          525,570          8,744,087

Less expenses absorbed or waived                           (10,591)         (95,330)                 -
Less expense paid indirectly                                     -          (12,741)                 -
                                                          _______________________________________________

Total operating expenses                                    16,543          417,499          8,744,087
                                                          _______________________________________________

Net Investment Income                                      224,433        4,274,828         34,907,664
                                                          _______________________________________________

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain (loss) on:
Investments                                                 (6,715)      (1,588,025)        89,826,692
Futures contracts                                                -         (128,796)                 -
Swap agreements                                                  -          (75,833)                 -
Foreign currencies                                               -           (1,793)           353,933
                                                          _______________________________________________

Net realized gain (loss)                                    (6,715)      (1,794,447)        90,180,625
Net change in unrealized appreciation/depreciation
of investments and foreign currencies                      107,978         (441,177)       261,472,037
                                                          _______________________________________________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES                      101,263       (2,235,624)       351,652,662
                                                          _______________________________________________
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                              $325,696       $2,039,204       $386,560,326
                                                          _______________________________________________




See accompanying notes



82 Delaware Pooled Trust o 2006 Semiannual Report


 Six Months            Six Months            Six Months            Six Months
    Ended                 Ended                 Ended                Ended
   4/30/06               4/30/06               4/30/06              4/30/06
 (Unaudited)           (Unaudited)           (Unaudited)           (Unaudited)
___________________________________________________________________________________

     The
 Labor Select             The                    The                   The
International           Emerging            Global Fixed          International
   Equity               Markets                Income             Fixed Income
  Portfolio            Portfolio             Portfolio              Portfolio
___________________________________________________________________________________

$ 18,005,230         $ 14,583,609           $          -           $          -
     439,765              151,437              3,760,666                657,542
     253,033                    -                 20,103                      -
    (946,972)          (1,173,300)                     -                      -
___________________________________________________________________________________

  17,751,056           13,561,746              3,780,769                657,542
___________________________________________________________________________________

   2,869,717            3,862,237                721,050                139,064
     146,051              146,810                 57,684                 11,125
      16,659               18,474                  7,596                  1,821
      22,945               16,632                  9,333                  4,530
      49,623               55,309                 26,583                  8,654
      39,260               39,049                 15,467                  3,655
     150,977              573,933                 55,718                 10,361
      20,346               19,887                  8,238                  1,710
       3,111                3,355                  2,048                  1,453
      12,745                6,274                  2,846                    614
       2,304                6,804                      -                    960
      10,086               15,412                  7,700                  2,082
___________________________________________________________________________________

   3,343,824            4,764,176                914,263                186,029
           -                    -                (47,804)               (18,713)
           -                    -                      -                      -
___________________________________________________________________________________

   3,343,824            4,764,176                866,459                167,316
___________________________________________________________________________________

  14,407,232            8,797,570              2,914,310                490,226
___________________________________________________________________________________




  31,405,043           46,639,726              2,104,557               (989,012)
           -                    -                      -                      -
           -                    -                      -                      -
    (268,544)            (100,643)              (201,193)              (121,529)
___________________________________________________________________________________

  31,136,499           46,539,083              1,903,364             (1,110,541)
  97,648,893          121,241,812              2,162,206              1,283,989
___________________________________________________________________________________

 128,785,392          167,780,895              4,065,570                173,448
___________________________________________________________________________________

$143,192,624         $176,578,465             $6,979,880               $663,674
___________________________________________________________________________________



                           2006 Semiannual Report o Delaware Pooled Trust 83

DELAWARE POOLED TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                                                Six Months          Year           Six Months
                                                                  Ended            Ended             Ended
                                                                 4/30/06          10/31/05          4/30/06
                                                                (Unaudited)                        (Unaudited)
________________________________________________________________________________________________________________

                                                                    The              The                The
                                                                 Large-Cap        Large-Cap           All-Cap
                                                                Value Equity     Value Equity      Growth Equity
                                                                 Portfolio        Portfolio          Portfolio
________________________________________________________________________________________________________________

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income (loss)                                    $     96,975     $    183,195      $     (11,744)
Net realized gain (loss) on investments
     and foreign currencies                                        1,066,917        1,344,668            232,602
Net change in unrealized appreciation/depreciation
     of investments and foreign currencies                           (60,103)        (432,823)           864,039
                                                                ________________________________________________
Net increase in net assets
     resulting from operations                                     1,103,789        1,095,040          1,084,897
                                                                ________________________________________________

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                               (140,010)        (160,386)                 -
Net realized gain on investments                                           -                -                  -
                                                                ________________________________________________

                                                                    (140,010)        (160,386)                 -
                                                                ________________________________________________

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold                                          4,938,887           74,115            500,000
Net asset value of shares issued upon reinvestment
     of dividends and distributions                                   97,102          149,250                  -
                                                                ________________________________________________

                                                                   5,035,989          223,365            500,000

Cost of shares repurchased                                          (536,049)      (7,039,545)                 -
                                                                ________________________________________________

Increase (decrease) in net assets derived from capital
     share transactions                                            4,499,940       (6,816,180)           500,000
                                                                ________________________________________________

NET INCREASE (DECREASE) IN NET ASSETS                              5,463,719       (5,881,526)         1,584,897

NET ASSETS:

Beginning of period                                                9,639,526       15,521,052         14,522,201
                                                                ________________________________________________

End of period                                                   $ 15,103,245     $  9,639,526      $  16,107,098
                                                                ________________________________________________


Undistributed net investment income                             $     53,933     $     96,968      $           -
                                                                ________________________________________________


*Commencement of operations.

See accompanying notes



84  Delaware Pooled Trust o 2006 Semiannual Report



         Year             11/1/05*          Six Months             Year           Six Months
        Ended                to               Ended               Ended             Ended
       10/31/05           4/30/06            4/30/06             10/31/05          4/30/06
                        (Unaudited)        (Unaudited)                           (Unaudited)
________________________________________________________________________________________________________________

          The                The                The               The                 The
        All-Cap           Large-Cap           Mid-Cap            Mid-Cap           Small-Cap
     Growth Equity      Growth Equity      Growth Equity      Growth Equity      Growth Equity
       Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
________________________________________________________________________________________________________________

     $     (11,628)     $      77,283      $     (12,818)     $     (76,084)     $    (175,939)

         1,131,915           (197,521)         1,613,747          1,271,281         12,165,407

          (276,161)           672,714          1,337,338          1,465,294            346,481
________________________________________________________________________________________________________________

           844,126            552,476          2,938,267          2,660,491         12,335,949
________________________________________________________________________________________________________________



                 -            (21,731)                 -                  -                  -
                 -                  -         (1,178,583)          (623,120)                 -
________________________________________________________________________________________________________________

                 -            (21,731)        (1,178,583)          (623,120)                 -
________________________________________________________________________________________________________________


         6,951,264        131,507,703              8,640             17,058          1,375,756

                 -             15,480          1,178,583            623,120                  -
________________________________________________________________________________________________________________

         6,951,264        131,523,183          1,187,223            640,178          1,375,756

                 -                  -         (3,925,635)        (1,200,000)       (20,880,676)
________________________________________________________________________________________________________________

         6,951,264        131,523,183         (2,738,412)          (559,822)       (19,504,920)
________________________________________________________________________________________________________________


         7,795,390        132,053,928           (978,728)         1,477,549         (7,168,971)



         6,726,811                  -         19,173,572         17,696,023         77,895,614
________________________________________________________________________________________________________________

     $  14,522,201      $ 132,053,928      $  18,194,844      $  19,173,572      $  70,726,643
________________________________________________________________________________________________________________


     $           -      $      55,552      $           -      $           -      $           -
________________________________________________________________________________________________________________


                              2006 Semiannual Report o Delaware Pooled Trust  85

DELAWARE POOLED TRUST

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED


                                                                    Year          Six Months           Year
                                                                   Ended            Ended             Ended
                                                                  10/31/05         4/30/06           10/31/05
                                                                                 (Unaudited)
________________________________________________________________________________________________________________

                                                                     The              The               The
                                                                  Small-Cap      Focus Smid-Cap    Focus Smid-Cap
                                                                Growth Equity     Growth Equity     Growth Equity
                                                                  Portfolio         Portfolio         Portfolio
________________________________________________________________________________________________________________

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income (loss)                                    $   (332,369)    $      2,228      $     (12,690)
Net realized gain (loss) on investments
     and foreign currencies                                        8,030,978          326,437             53,422
Net change in unrealized appreciation/depreciation
     of investments and foreign currencies                        (1,216,128)        (140,153)           217,072
                                                                ________________________________________________

Net increase in net assets
     resulting from operations                                     6,482,481          188,512            257,804

REIT Reclass from 2005:
REIT Reclass                                                               -                -                  -

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                                      -                -                  -
Net realized gain on investments                                           -                -                  -
                                                                ________________________________________________

                                                                           -                -                  -
                                                                ________________________________________________

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold                                          9,395,684                -                  -
Net asset value of shares issued upon reinvestment
     of dividends and distributions                                        -                -                  -
                                                                ________________________________________________

                                                                   9,395,684                -                  -

Cost of shares repurchased                                       (46,025,642)               -                  -
                                                                ________________________________________________

Increase (decrease) in net assets derived from capital
     share transactions                                          (36,629,958)               -                  -
                                                                ________________________________________________

NET INCREASE (DECREASE) IN NET ASSETS                            (30,147,477)         188,512            257,804

NET ASSETS:

Beginning of period                                              108,043,091        2,225,906          1,968,102
                                                                ________________________________________________

End of period                                                   $ 77,895,614     $  2,414,418      $   2,225,906
                                                                ________________________________________________

Undistributed net investment income                             $          -     $      2,228      $           -
                                                                ________________________________________________


*Commencement of operations.

See accompanying notes




86  Delaware Pooled Trust o 2006 Semiannual Report


     Six Months           12/1/04*          Six Months             Year           Six Months           Year
       Ended                 to                Ended              Ended             Ended             Ended
       4/30/06            10/31/05            4/30/06            10/31/05          4/30/06           10/31/05
     (Unaudited)                            (Unaudited)                          (Unaudited)
________________________________________________________________________________________________________________

                                                The               The
         The                 The            Real Estate        Real Estate           The               The
       Smid-Cap            Smid-Cap         Investment         Investment        Intermediate      Intermediate
     Growth Equity      Growth Equity          Trust              Trust          Fixed Income      Fixed Income
      Portfolio           Portfolio         Portfolio II       Portfolio II       Portfolio         Portfolio
________________________________________________________________________________________________________________

     $      (6,097)     $     (10,763)     $     638,301      $    1,671,968     $    321,522      $     646,005

            34,218            (42,372)        11,231,437           4,216,278         (140,303)             2,867

           331,528             93,154         (5,947,430)            917,710          (52,235)          (479,283)
________________________________________________________________________________________________________________

           359,649             40,019          5,922,308           6,805,956          128,984           169,589
________________________________________________________________________________________________________________

                 -                  -         (1,024,024)                  -                -                  -


                 -                  -         (1,736,300)           (354,413)        (384,759)          (758,563)
                 -                  -         (4,117,602)         (5,643,825)               -                  -
________________________________________________________________________________________________________________

                 -                  -         (5,853,902)         (5,998,238)        (384,759)          (758,563)
________________________________________________________________________________________________________________

                 -          2,000,009            392,000           7,227,984        6,887,345             32,566

                 -                  -          5,066,902           5,259,055          370,080            737,426
________________________________________________________________________________________________________________

                 -          2,000,009          5,458,902          12,487,039        7,257,425            769,992

                 -                  -        (34,190,450)        (12,542,348)        (788,519)        (3,325,000)
________________________________________________________________________________________________________________

                 -          2,000,009        (28,731,548)            (55,309)       6,468,906         (2,555,008)
________________________________________________________________________________________________________________

           359,649          2,040,028        (29,687,166)            752,409        6,213,131         (3,143,982)


         2,040,028                  -         55,382,381          54,629,972       15,785,914         18,929,896
________________________________________________________________________________________________________________

     $   2,399,677      $   2,040,028      $  25,695,215      $   55,382,381     $ 21,999,045      $  15,785,914
________________________________________________________________________________________________________________

     $           -      $           -      $   1,073,547      $    2,171,546     $          -      $           -
________________________________________________________________________________________________________________



                              2006 Semiannual Report o Delaware Pooled Trust  87

DELAWARE POOLED TRUST

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED


                                                                 Six Months         Year            Six Months
                                                                   Ended           Ended              Ended
                                                                  4/30/06         10/31/05           4/30/06
                                                                (Unaudited)                         (Unaudited)
________________________________________________________________________________________________________________

                                                                    The              The               The
                                                                 Core Focus       Core Focus        High-Yield
                                                                Fixed Income     Fixed Income          Bond
                                                                 Portfolio         Portfolio        Portfolio
________________________________________________________________________________________________________________

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income                                           $    679,945     $    347,286      $     224,433
Net realized gain (loss) on investments
     and foreign currencies                                         (408,421)         (59,492)            (6,715)
Net change in unrealized appreciation/depreciation
     of investments and foreign currencies                          (336,030)        (271,660)           107,978
                                                                ________________________________________________
Net increase (decrease) in net assets
     resulting from operations                                       (64,506)          16,134            325,696
                                                                ________________________________________________

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                               (510,344)         (54,154)           (71,856)
Net realized gain on investments                                           -          (38,863)                 -
                                                                ________________________________________________

                                                                    (510,344)         (93,017)           (71,856)
                                                                ________________________________________________

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold                                         27,532,907       12,690,749            475,000
Net asset value of shares issued upon reinvestment
     of dividends and distributions                                  460,721           93,017             71,856
                                                                ________________________________________________

                                                                  27,993,628       12,783,766            546,856

Cost of shares repurchased                                        (1,577,200)        (400,000)          (200,000)
                                                                ________________________________________________

Increase in net assets derived from capital
     share transactions                                           26,416,428       12,383,766            346,856
                                                                ________________________________________________

NET INCREASE IN NET ASSETS                                        25,841,578       12,306,883            600,696

NET ASSETS:

Beginning of period                                               17,923,308        5,616,425          5,264,658
                                                                ________________________________________________

End of period                                                   $ 43,764,886     $ 17,923,308      $   5,865,354
                                                                ________________________________________________


Undistributed net investment income                             $    505,016     $    328,955      $     154,972
                                                                ________________________________________________

See accompanying notes



88  Delaware Pooled Trust o 2006 Semiannual Report


         Year            Six Months            Year              Six Months           Year
        Ended              Ended              Ended                Ended             Ended
      10/31/05            4/30/06           10/31/05              4/30/06           10/31/05
                        (Unaudited)                             (Unaudited)
___________________________________________________________________________________________________

         The                The                The                 The                 The
      High-Yield         Core Plus          Core Plus          International      International
        Bond            Fixed Income       Fixed Income           Equity              Equity
      Portfolio          Portfolio          Portfolio            Portfolio           Portfolio
___________________________________________________________________________________________________

     $     226,822      $   4,274,828      $   3,932,172      $    34,907,664    $    45,947,830

            58,092         (1,794,447)          (825,311)          90,180,625         50,100,801

          (149,246)          (441,177)        (2,929,230)         261,472,037        145,946,187
___________________________________________________________________________________________________

           135,668          2,039,204            177,631          386,560,326        241,994,818
___________________________________________________________________________________________________


          (301,223)        (5,343,633)          (831,392)         (48,824,699)       (18,085,326)
                 -                  -           (336,224)         (47,537,419)                 -
___________________________________________________________________________________________________

          (301,223)        (5,343,633)        (1,167,616)         (96,362,118)       (18,085,326)
___________________________________________________________________________________________________

         5,860,927         21,272,297        144,299,030          168,872,613        557,870,144

           301,223          4,812,065          1,167,616           60,014,871         12,494,609
___________________________________________________________________________________________________

         6,162,150         26,084,362        145,466,646          228,887,484        570,364,753

        (3,435,057)        (2,862,000)       (12,380,245)        (182,459,453)      (207,219,585)
___________________________________________________________________________________________________

         2,727,093         23,222,362        133,086,401           46,428,031       363,145,168
___________________________________________________________________________________________________

         2,561,538         19,917,933        132,096,416          336,626,239        587,054,660


         2,703,120        167,892,081         35,795,665        1,853,300,185      1,266,245,525
___________________________________________________________________________________________________

     $   5,264,658      $ 187,810,014      $ 167,892,081      $ 2,189,926,424    $ 1,853,300,185
___________________________________________________________________________________________________

     $           -      $   2,750,676      $   3,778,795      $   29,563,669     $       43,094,950
___________________________________________________________________________________________________


                              2006 Semiannual Report o Delaware Pooled Trust  89

DELAWARE POOLED TRUST

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                                 Six Months         Year            Six Months
                                                                   Ended           Ended              Ended
                                                                  4/30/06         10/31/05           4/30/06
                                                                (Unaudited)                        (Unaudited)
________________________________________________________________________________________________________________

                                                                    The              The
                                                                Labor Select     Labor Select          The
                                                                International    International      Emerging
                                                                   Equity           Equity           Markets
                                                                  Portfolio        Portfolio        Portfolio
________________________________________________________________________________________________________________

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income                                           $  14,407,232    $  15,679,362     $   8,797,570
Net realized gain (loss) on investments
     and foreign currencies                                        31,136,499        4,104,392        46,539,083
Net change in unrealized appreciation/depreciation
     of investments and foreign currencies                         97,648,893       63,658,490       121,241,812
                                                                ________________________________________________
Net increase (decrease) in net assets
     resulting from operations                                    143,192,624       83,442,244       176,578,465
                                                                ________________________________________________

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                             (17,443,261)      (4,625,044)      (21,529,217)
Net realized gain on investments                                   (4,187,920)      (6,015,580)     (184,872,182)
                                                                ________________________________________________

                                                                  (21,631,181)     (10,640,624)     (206,401,399)
                                                                ________________________________________________

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold                                          98,065,450      168,651,054        15,722,955
Purchase reimbursement fees                                                 -                -           125,175
Net asset value of shares issued upon reinvestment
     of dividends and distributions                                21,631,181       10,640,624       205,569,535
                                                                ________________________________________________

                                                                  119,696,631      179,291,678       221,417,665

Cost of shares repurchased                                         (3,344,128)     (53,957,795)      (34,646,704)
Redemption reimbursement fees                                               -                -           241,073
                                                                ________________________________________________

                                                                   (3,344,128)     (53,957,795)      (34,405,631)
                                                                ________________________________________________

Increase (decrease) in net assets derived from capital
     share transactions                                           116,352,503      125,333,883       187,012,034
                                                                ________________________________________________

NET INCREASE (DECREASE) IN NET ASSETS                             237,913,946      198,135,503       157,189,100

NET ASSETS:

Beginning of period                                               650,548,537      452,413,034       698,291,008
                                                                ________________________________________________

End of period                                                   $ 888,462,483    $ 650,548,537     $ 855,480,108
                                                                ________________________________________________

Undistributed net investment income                             $  12,045,892    $  15,350,465     $   5,304,762
                                                                ________________________________________________


See accompanying notes



90  Delaware Pooled Trust o 2006 Semiannual Report


         Year            Six Months            Year            Six Months           Year
        Ended              Ended              Ended              Ended             Ended
      10/31/05            4/30/06           10/31/05            4/30/06           10/31/05
                        (Unaudited)                           (Unaudited)
________________________________________________________________________________________________________________

        The                 The                The                The                The
      Emerging             Global             Global          International      International
       Markets          Fixed Income       Fixed Income       Fixed Income       Fixed Income
      Portfolio          Portfolio           Portfolio         Portfolio          Portfolio
________________________________________________________________________________________________________________

     $  24,306,503      $   2,914,310      $   7,152,349      $      490,226     $  1,312,793

       181,653,854          1,903,364         15,166,755          (1,110,541)       3,730,870

        27,376,160          2,162,206        (28,888,146)          1,283,989       (6,800,287)
________________________________________________________________________________________________________________

       233,336,517          6,979,880        (6,569,042)             663,674       (1,756,624)
________________________________________________________________________________________________________________


       (11,403,929)       (19,044,247)       (14,007,656)         (4,398,437)      (4,108,097)
       (44,673,241)        (2,307,625)                 -                   -                -
________________________________________________________________________________________________________________

       (56,077,170)       (21,351,872)       (14,007,656)         (4,398,437)      (4,108,097)
________________________________________________________________________________________________________________

        79,063,818         15,297,465         50,499,408           2,120,748        5,429,933
           601,960                  -                  -                   -                -

        55,994,944         18,029,275         10,811,211           4,365,602        4,038,233
________________________________________________________________________________________________________________

       135,660,722         33,326,740         61,310,619           6,486,350        9,468,166

      (241,375,603)       (24,684,825)       (19,110,084)        (24,371,110)      (2,578,234)
         3,097,853                  -                  -                   -                -
________________________________________________________________________________________________________________

      (238,277,750)       (24,684,825)       (19,110,084)        (24,371,110)      (2,578,234)
________________________________________________________________________________________________________________

      (102,617,028)         8,641,915         42,200,535         (17,884,760)       6,889,932
________________________________________________________________________________________________________________

        74,642,319         (5,730,077)        21,623,837         (21,619,523)       1,025,211


       623,648,689        289,975,794        268,351,957          62,411,400       61,386,189
________________________________________________________________________________________________________________

     $ 698,291,008      $ 284,245,717      $ 289,975,794        $ 40,791,877     $ 62,411,400
________________________________________________________________________________________________________________

     $  18,137,052      $   2,630,069      $  17,516,575        $    407,863     $  4,115,375
________________________________________________________________________________________________________________



                              2006 Semiannual Report o Delaware Pooled Trust  91

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE LARGE-CAP VALUE EQUITY PORTFOLIO


                                                  Six  Months
                                                     Ended          Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02       10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period              $17.330         $16.260       $14.920       $12.600       $13.950        $15.370

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (2)                           0.158           0.255         0.254         0.268         0.239          0.247
Net realized and unrealized gain (loss)
     on investments                                 1.716           0.990         1.372         2.294        (1.334)        (1.364)
                                                  _________________________________________________________________________________

Total from investment operations                    1.874           1.245         1.626         2.562        (1.095)        (1.117)
                                                  _________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                              (0.254)         (0.175)       (0.286)       (0.242)       (0.255)        (0.303)
                                                  _________________________________________________________________________________
Total dividends and distributions                  (0.254)         (0.175)       (0.286)       (0.242)       (0.255)        (0.303)
                                                  _________________________________________________________________________________


Net asset value, end of period                    $18.950         $17.330       $16.260       $14.920       $12.600        $13.950
                                                  _________________________________________________________________________________


Total return (3)                                   10.89%           7.69%        11.00%        20.60%        (8.05%)        (7.35%)

RATIOS AND SUPPLEMENTAL DATA:


Net assets, end of period (000 omitted)           $15,103          $9,640       $15,521       $38,566       $49,224        $60,788
Ratio of expenses to average net assets             0.68%           0.69%         0.68%         0.63%         0.62%          0.67%
Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                1.34%           1.29%         0.85%         0.85%         0.69%          0.84%
Ratio of net investment income to average
     net assets                                     1.75%           1.49%         1.61%         2.01%         1.66%          1.61%
Ratio of net investment income to average
     net assets prior to expense limitation and
     expenses paid indirectly                       1.09%           0.89%         1.44%         1.79%         1.59%          1.44%
Portfolio turnover                                   243%             49%           67%           68%           95%           113%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes



92  Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE ALL-CAP GROWTH EQUITY PORTFOLIO


                                                  Six Months
                                                     Ended          Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02       10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period               $5.590          $4.960        $4.870         $3.640       $4.680        $8.770

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss (2)                            (0.004)         (0.008)       (0.013)       (0.010)      (0.016)       (0.013)
Net realized and unrealized gain (loss)
     on investments and foreign currencies          0.414           0.638         0.103         1.240       (1.024)       (4.077)
                                                  _________________________________________________________________________________

Total from investment operations                    0.410           0.630         0.090         1.230       (1.040)       (4.090)
                                                  _________________________________________________________________________________


Net asset value, end of period                    $ 6.000         $ 5.590       $ 4.960       $ 4.870       $3.640        $4.680
                                                  _________________________________________________________________________________


Total return (3)                                    7.33%          12.70%         1.85%        33.79%      (22.22%)      (46.64%)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)           $16,107         $14,522        $6,727        $6,611       $8,310        $9,222
Ratio of expenses to average net assets             0.89%           0.90%         0.89%         0.89%        0.89%      0.89% (4)
Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                1.02%           1.15%         1.16%         1.02%        1.00%         0.93%
Ratio of net investment loss to average
     net assets                                    (0.15%)         (0.14%)       (0.25%)       (0.25%)      (0.36%)       (0.22%)
Ratio of net investment loss to average
     net assets prior to expense limitation
     and expenses paid indirectly                  (0.28%)         (0.39%)       (0.52%)       (0.38%)      (0.47%)       (0.26%)
Portfolio turnover                                    30%            220%           99%           90%         130%          147%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(4) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.90%.

See accompanying notes



                             2006 Semiannual Report o Delaware Pooled Trust  93

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE LARGE-CAP GROWTH EQUITY PORTFOLIO

                                                                                11/1/05 (1)
                                                                                    to
                                                                                  4/30/06
                                                                                (Unaudited)
______________________________________________________________________________________________

Net asset value, beginning of period                                                $8.500

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (2)                                                            0.010
Net realized and unrealized gain on investments                                      0.495
                                                                                ______________

Total from investment operations                                                     0.505
                                                                                ______________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                                               (0.005)
                                                                                ______________

Total dividends and distributions                                                   (0.005)
                                                                                ______________

Net asset value, end of period                                                      $9.000
                                                                                ______________

Total return (3)                                                                     5.94%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                                           $132,054
Ratio of expenses to average net assets                                              0.65%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                         0.75%
Ratio of net investment income to average net assets                                 0.22%
Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                              0.12%
Portfolio turnover                                                                     13%
______________________________________________________________________________________________


(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager.
    Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes



94  Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE MID-CAP GROWTH EQUITY PORTFOLIO


                                                  Six Months
                                                    Ended           Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02       10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period               $3.830            $3.440        $3.230        $2.450        $2.760       $12.390

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss (2)                            (0.003)            (0.01)       (0.010)       (0.012)       (0.008)       (0.005)
Net realized and unrealized gain (loss)
     on investments                                 0.581             0.526         0.220         0.792        (0.302)       (3.196)
                                                  __________________________________________________________________________________

Total from investment operations                    0.578             0.511         0.210         0.780        (0.310)       (3.201)
                                                  __________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net realized gain on investments                   (0.238)           (0.121)            -             -             -        (6.260)
In excess of net realized gain on investments           -                 -             -             -             -        (0.169)
                                                  __________________________________________________________________________________

Total dividends and distributions                  (0.238)           (0.121)            -             -             -        (6.429)
                                                  __________________________________________________________________________________

Net asset value, end of period                     $4.170            $3.830        $3.440        $3.230        $2.450        $2.760
                                                  __________________________________________________________________________________

Total return (3)
                                                   15.56%            15.05%         6.50%        31.84%       (11.23%)      (41.66%)
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)           $18,195           $19,174       $17,696       $13,938        $2,329       $2,655
Ratio of expenses to average net assets             0.93%             0.93%         0.92%         0.93%         0.93%         0.94%
Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                0.96%             0.99%         0.94%         1.03%         1.41%         1.28%
Ratio of net investment loss to average
     net assets                                    (0.13%)           (0.40%)       (0.31%)       (0.41%)       (0.29%)       (0.12%)
Ratio of net investment loss to average
     net assets prior to expense limitation
     and expenses paid indirectly                  (0.16%)           (0.46%)       (0.33%)       (0.51%)       (0.77%)       (0.46%)
Portfolio turnover                                    80%               84%          113%          111%          112%          133%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes



                              2006 Semiannual Report o Delaware Pooled Trust  95

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE SMALL-CAP GROWTH EQUITY PORTFOLIO


                                                  Six Months
                                                    Ended           Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02       10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                  $15.460       $14.300       $13.390       $10.130       $11.240       $18.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss (2)                                (0.040)       (0.050)       (0.061)       (0.042)       (0.047)       (0.034)
Net realized and unrealized gain (loss)
     on investments                                     2.710         1.210         0.971         3.302        (1.063)       (7.676)
                                                  __________________________________________________________________________________

Total from investment operations                        2.670         1.160         0.910         3.260        (1.110)       (7.710)
                                                  __________________________________________________________________________________

Net asset value, end of period                        $18.130       $15.460       $14.300       $13.390       $10.130       $11.240
                                                  __________________________________________________________________________________

Total return (3)
                                                       17.27%         8.11%         6.80%        32.18%        (9.88%)      (40.69%)
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)               $70,727       $77,896      $108,043       $94,168       $43,104       $35,572
Ratio of expenses to average net assets                 0.89%         0.86%         0.85%         0.87%         0.88%         0.89%
Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                    0.89%         0.86%         0.85%         0.88%         0.90%         0.92%
Ratio of net investment loss to average
     net assets                                        (0.46%)       (0.34%)       (0.43%)       (0.37%)       (0.41%)       (0.26%)
Ratio of net investment loss to average
     net assets prior to expense limitation
     and expenses paid indirectly                      (0.46%)       (0.34%)       (0.43%)       (0.38%)       (0.43%)       (0.29%)
Portfolio turnover                                        73%           61%           67%           47%           46%           67%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager, as applicable. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes



96  Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE FOCUS SMID-CAP GROWTH EQUITY PORTFOLIO


                                                                                   Six
                                                                                  Months
                                                                                   Ended         Year       12/1/03 (2)
                                                                                4/30/06 (1)     Ended           to
                                                                                (Unaudited)    10/31/05      10/31/04
___________________________________________________________________________________________________________________________

Net asset value, beginning of period                                               $9.460       $8.360         $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss) (3)                                                    0.009       (0.054)        (0.037)
Net realized and unrealized gain (loss) on investments                              0.791        1.154         (0.103)
                                                                                ___________________________________________

Total from investment operations                                                    0.800        1.100         (0.140)
                                                                                ___________________________________________

Net asset value, end of period                                                    $10.260       $9.460         $8.360
                                                                                ___________________________________________

Total return (4)                                                                    8.46%        13.16%        (1.65%)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                                            $2,414       $2,226         $1,968
Ratio of expenses to average net assets                                          0.92% (5)    0.93% (5)         0.92%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                        1.76%         1.93%         1.61%
Ratio of net investment income (loss) to average net assets                         0.19%        (0.60%)       (0.48%)
Ratio of net investment loss to average net assets prior
     to expense limitation and expenses paid indirectly                            (0.65%)       (1.60%)       (1.17%)
Portfolio turnover                                                                   229%           86%           75%
___________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5) Ratios for the period ended April 30, 2006 and the year ended October 31, 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.00% and 0.95%, respectively.

See accompanying notes



                              2006 Semiannual Report o Delaware Pooled Trust  97

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE SMID-CAP GROWTH EQUITY PORTFOLIO

                                                                                Six Months
                                                                                   Ended      12/1/04 (2)
                                                                                4/30/06 (1)       to
                                                                                (Unaudited)    10/31/05
____________________________________________________________________________________________________________

Net asset value, beginning of period                                               $8.670        $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss (3)                                                            (0.026)       (0.050)
Net realized and unrealized gain on investments                                     1.556         0.220
                                                                                ____________________________

Total from investment operations                                                    1.530         0.170
                                                                                ____________________________

Net asset value, end of period                                                    $10.200        $8.670
                                                                                ____________________________

Total return (4)                                                                   17.65%         2.00%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                                            $2,400        $2,040
Ratio of expenses to average net assets                                          0.92% (5)    0.92%  (5)
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                        1.74%         2.36%
Ratio of net investment loss to average net assets                                 (0.54%)       (0.58%)
Ratio of net investment loss to average net assets prior
     to expense limitation and expenses paid indirectly                            (1.36%)       (2.02%)
Portfolio turnover                                                                   103%           80%
____________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5) Ratios for the periods ended April 30, 2006 and October 31, 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.02% and 0.98%, respectively.

See accompanying notes



98  Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II


                                                  Six Months
                                                     Ended          Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02       10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                 $26.430       $26.220        $21.890       $17.320       $16.800       $15.680

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (2)                              0.475         0.712          0.662         0.914         0.765         0.845
Net realized and unrealized gain
     on investments                                    2.867         2.409          5.179         4.288         0.428         0.866
                                                  __________________________________________________________________________________

Total from investment operations                       3.342         3.121          5.841         5.202         1.193         1.711
                                                  __________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                 (1.101)       (0.172)        (0.963)       (0.632)       (0.673)       (0.591)
Net realized gain on investments                      (2.611)       (2.739)        (0.548)            -             -             -
                                                  __________________________________________________________________________________

Total dividends and distributions                     (3.712)       (2.911)        (1.511)       (0.632)       (0.673)       (0.591)
                                                  __________________________________________________________________________________

Net asset value, end of period                       $26.060       $26.430        $26.220       $21.890       $17.320       $16.800
                                                  __________________________________________________________________________________

Total return (3)                                      13.87%        12.33%         28.16%        31.00%         7.16%        11.07%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)              $25,695       $55,382        $54,630       $38,290       $24,073        $9,990
Ratio of expenses to average net assets                0.86%         0.86%          0.83%         0.85%         0.86%         0.85%
Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                   0.93%         0.89%          0.87%         0.89%         0.93%         0.90%
Ratio of net investment income to average
     net assets                                        3.69%         2.73%          2.83%         4.80%         4.15%         5.00%
Ratio of net investment income to average
     net assets prior to expense limitation and
     expenses paid indirectly                          3.62%         2.70%          2.79%         4.76%         4.08%         4.95%
Portfolio turnover                                       37%           41%            52%           69%           61%           65%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes



                              2006 Semiannual Report o Delaware Pooled Trust  99

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERMEDIATE FIXED INCOME PORTFOLIO


                                                  Six Months
                                                     Ended          Year          Year          Year             Year        Year
                                                  4/30/06 (1)      Ended         Ended         Ended            Ended       Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02 (2)   10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                  $9.960       $10.310        $10.270       $10.040        $10.210       $9.570

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                  0.188         0.382          0.364         0.380          0.484        0.606
Net realized and unrealized gain
     (loss) on investments                            (0.103)       (0.283)         0.134         0.296         (0.138)       0.640
                                                  __________________________________________________________________________________

Total from investment operations                       0.085         0.099          0.498         0.676          0.346        1.246
                                                  __________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                 (0.225)       (0.449)        (0.458)       (0.446)        (0.516)      (0.606)
                                                  __________________________________________________________________________________

Total dividends and distributions                     (0.225)       (0.449)        (0.458)       (0.446)        (0.516)      (0.606)
                                                  __________________________________________________________________________________

Net asset value, end of period                        $9.820        $9.960        $10.310       $10.270        $10.040      $10.210
                                                  __________________________________________________________________________________

Total return3                                          0.86%         0.97%          4.95%         6.83%          3.54%       13.36%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)              $21,999       $15,786        $18,930        $2,294         $6,194       $6,432
Ratio of expenses to average net assets             0.43% (4)        0.44%          0.43%         0.43%         0.53%         0.50%
Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                   0.67%         0.68%          0.65%         0.98%         0.68%         0.55%
Ratio of net investment income to average
     net assets                                        3.84%         3.76%          3.54%         3.71%         4.84%         6.06%
Ratio of net investment income to average
     net assets prior to expense limitation and
     expenses paid indirectly                          3.60%         3.52%          3.32%         3.16%         4.69%         6.01%
Portfolio turnover                                      265%          212%           322%          436%          381%          243%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.032, an increase in net realized and unrealized gain (loss) per share of $0.032, and a decrease in the ratio of net investment income to average net assets of 0.32%.
    Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(4) Ratio for the period ended April 30, 2006 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.45%.

See accompanying notes



100  Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE CORE FOCUS FIXED INCOME PORTFOLIO


                                                                                Six Months
                                                                                  Ended         Year        6/30/04 (2)
                                                                                4/30/06 (1)    Ended            to
                                                                                (Unaudited)   10/31/05       10/31/04
_________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                $8.820      $8.850         $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (3)                                                            0.183       0.332          0.082
Net realized and unrealized gain (loss)
     on investments                                                                 (0.133)     (0.216)         0.268
                                                                                _________________________________________

Total from investment operations                                                     0.050       0.116          0.350
                                                                                _________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                                               (0.160)     (0.085)            -
Net realized gain on investments                                                         -      (0.061)            -
                                                                                _________________________________________

Total dividends and distributions                                                   (0.160)     (0.146)             -
                                                                                _________________________________________

Net asset value, end of period                                                   $   8.710    $  8.820       $  8.850
                                                                                _________________________________________

Total return (4)
                                                                                     0.56%       1.33%          4.12%
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                                          $  43,765    $ 17,923       $  5,616
Ratio of expenses to average net assets                                           0.43% (5)    0.44% (5)        0.43%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                         0.63%        0.85%         1.68%
Ratio of net investment income to average net assets                                 4.21%        3.75%         2.81%
Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                              4.01%        3.34%         1.56%
Portfolio turnover                                                                    647%         455%          914%
_________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5) Ratios for the period ended April 30, 2006 and the year ended October 31, 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.46% and 0.45%, respectively.

See accompanying notes



                             2006 Semiannual Report o Delaware Pooled Trust  101

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE HIGH-YIELD BOND PORTFOLIO


                                                  Six Months
                                                     Ended          Year          Year          Year            Year         Year
                                                  4/30/06 (1)      Ended         Ended         Ended           Ended        Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02 (2)   10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                 $7.430        $7.780        $7.260        $5.840          $6.680       $8.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (3)                             0.299         0.539         0.629         0.712           0.652        0.749
Net realized and unrealized gain (loss)
     on investments                                   0.132        (0.139)        0.549         1.348          (0.772)      (1.097)
                                                  __________________________________________________________________________________

Total from investment operations                      0.431         0.400         1.178         2.060          (0.120)      (0.348)
                                                  __________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                (0.101)       (0.750)       (0.658)       (0.640)         (0.720)      (1.092)
                                                  __________________________________________________________________________________

Total dividends and distributions                    (0.101)       (0.750)       (0.658)       (0.640)         (0.720)      (1.092)
                                                  __________________________________________________________________________________

Net asset value, end of period                       $7.760        $7.430        $7.780        $7.260          $5.840       $6.680
                                                  __________________________________________________________________________________

Total return (4)                                      5.87%         5.24%        17.02%        36.87%          (2.23%)      (4.71%)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)              $5,865        $5,265        $2,703        $5,129          $3,747       $3,278
Ratio of expenses to average net assets               0.59%         0.62%         0.59%         0.59%           0.59%     0.59% (5)
Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                  0.97%         1.34%         1.01%         0.96%           0.88%        0.79%
Ratio of net investment income to average
     net assets                                       8.00%         7.03%         8.46%        10.64%          10.15%       10.37%
Ratio of net investment income (loss) to
     average net assets prior to expense
     limitation and expenses paid indirectly          7.62%         6.31%         8.04%        10.27%           9.86%       10.17%
Portfolio turnover                                     134%          267%          391%          597%            553%         830%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended Ocotber 31, 2002 was an increase in net investment income per share of $0.005, a decrease in net realized and unrealized gain (loss) per share of $0.005, and an increase in the ratio of net investment income to average net assets of
    0.08%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.61%.

See accompanying notes



102  Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE CORE PLUS FIXED INCOME PORTFOLIO


                                                  Six Months
                                                     Ended          Year          Year          Year        6/28/02 (2)
                                                  4/30/06 (1)      Ended         Ended         Ended            to
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03       10/31/02
________________________________________________________________________________________________________________________

Net asset value, beginning of period                 $9.260         $9.260       $9.380        $8.800         $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (3)                             0.209          0.360        0.329         0.351          0.109
Net realized and unrealized gain (loss) on
     investments and foreign currencies              (0.109)        (0.169)       0.312         0.427          0.191
                                                  ______________________________________________________________________

Total from investment operations                      0.100          0.191        0.641         0.778          0.300
                                                  ______________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                (0.270)        (0.136)      (0.424)       (0.140)             -
Net realized gain on investments                          -         (0.055)      (0.337)       (0.058)             -
                                                  ______________________________________________________________________

Total dividends and distributions                    (0.270)        (0.191)      (0.761)       (0.198)             -
                                                  ______________________________________________________________________

Net asset value, end of period                       $9.090         $9.260       $9.260        $9.380         $8.800
                                                  ______________________________________________________________________

Total return (4)                                      1.08%          2.09%        7.30%         9.01%          3.57%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)            $187,810       $167,892      $35,796        $7,372         $7,706
Ratio of expenses to average net assets            0.45% (5)      0.48% (5)       0.50%         0.50%          0.57%
Ratio of expenses to average net assets prior
     to expense limitation and expenses
     paid indirectly                                  0.57%          0.63%        0.78%         0.89%          2.20%
Ratio of net investment income to average
     net assets                                       4.60%          3.87%        3.65%         3.86%          3.62%
Ratio of net investment income to average
     net assets prior to expense limitation
     and expenses paid indirectly                     4.48%          3.72%        3.37%         3.47%          1.99%
Portfolio turnover                                     437%           620%         709%          569%           847%
________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5) Ratios for the period ended April 30, 2006 and the year ended October 31, 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.46% and 0.49%, respectively.

See accompanying notes



                             2006 Semiannual Report o Delaware Pooled Trust  103

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERNATIONAL EQUITY PORTFOLIO


                                                  Six Months
                                                     Ended          Year           Year         Year          Year           Year
                                                  4/30/06 (1)      Ended          Ended        Ended         Ended          Ended
                                                  (Unaudited)     10/31/05       10/31/04     10/31/03      10/31/02       10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                  $20.460        $17.650        $14.750     $11.800      $12.580       $17.640

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (2)                               0.375          0.554          0.402       0.370        0.261         0.335
Net realized and unrealized gain (loss)
     on investments and foreign currencies              3.783          2.500          2.834       2.896       (0.743)       (1.498)
                                                  __________________________________________________________________________________

Total from investment operations                        4.158          3.054          3.236       3.266       (0.482)       (1.163)
                                                  __________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                  (0.531)        (0.244)        (0.336)     (0.255)      (0.298)       (0.539)
Net realized gain on investments                       (0.517)             -              -      (0.061)           -        (3.302)
In excess of net realized gain
     on investments                                         -              -              -           -            -        (0.056)
                                                  __________________________________________________________________________________

Total dividends and distributions                      (1.048)        (0.244)        (0.336)     (0.316)      (0.298)       (3.897)
                                                  __________________________________________________________________________________

Net asset value, end of period                        $23.570        $20.460        $17.650     $14.750      $11.800       $12.580
                                                  __________________________________________________________________________________

Total return (3)                                       21.09%         17.45%         22.26%      28.50%       (4.02%)        9.31%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)            $2,189,926     $1,853,300     $1,266,246    $650,163     $411,404      $409,295
Ratio of expenses to average net assets                 0.88%          0.88%          0.88%       0.90%        0.91%         0.95%
Ratio of net investment income to
     average net assets                                 3.51%          2.84%          2.46%       2.93%        2.01%         2.32%
Portfolio turnover                                        23%            10%             9%          6%          10%           13%
___________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes


104 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO



                                                  Six Months
                                                     Ended          Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02       10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                  $17.630      $15.360       $13.030       $10.370       $10.980        $13.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income(2)                                0.352        0.470         0.385         0.321         0.233          0.284
Net realized and unrealized gain (loss) on
     investments and foreign currencies                 3.131        2.152         2.326         2.594        (0.463)        (1.311)
                                                  __________________________________________________________________________________

Total from investment operations                        3.483        2.622         2.711         2.915        (0.230)        (1.027)
                                                  __________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                  (0.454)      (0.153)       (0.228)       (0.233)       (0.230)        (0.322)
Net realized gain on investments                       (0.109)      (0.199)       (0.153)       (0.022)       (0.150)        (1.591)
                                                  __________________________________________________________________________________

Total dividends and distributions                      (0.563)      (0.352)       (0.381)       (0.255)       (0.380)        (1.913)
                                                  __________________________________________________________________________________

Net asset value, end of period                        $20.550      $17.630       $15.360       $13.030       $10.370        $10.980
                                                  __________________________________________________________________________________

Total return(3)                                        20.20%       17.30%        21.20%        28.71%        (2.31%)        (8.97%)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)              $888,462     $650,549      $452,413      $192,433       $88,848        $75,965
Ratio of expenses to average net assets                 0.87%        0.89%         0.88%         0.91%         0.87%          0.95%
Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                    0.87%        0.89%         0.88%         0.91%         0.87%          0.98%
Ratio of net investment income to average
     net assets                                         3.77%        2.78%         2.69%         2.83%         2.05%          2.27%
Ratio of net investment income to average
     net assets prior to expense limitation and
     expenses paid indirectly                           3.77%        2.78%         2.69%         2.83%         2.05%          2.24%
Portfolio turnover                                        19%           7%            6%           10%           12%            15%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

    Total investment return reflects  voluntary waivers and payment of fees by the manager,  as applicable.  Performance  would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes




                              2006 Semiannual Report o Delaware Pooled Trust 105

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE EMERGING MARKETS PORTFOLIO



                                                  Six Months
                                                     Ended          Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03      10/31/02       10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                  $17.150      $13.740       $10.670        $6.790        $6.460         $7.010

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income(2)                                0.170        0.486         0.361         0.197         0.237          0.237
Net realized and unrealized gain (loss) on
     investments and foreign currencies                 3.310        4.040         2.908         3.860         0.271         (0.679)
                                                  __________________________________________________________________________________

Total from investment operations                        3.480        4.526         3.269         4.057         0.508         (0.442)
                                                  __________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                  (0.540)      (0.242)       (0.260)       (0.225)       (0.183)        (0.114)
Net realized gain on investments                       (4.637)      (0.948)            -             -             -              -
                                                  __________________________________________________________________________________

Total dividends and distributions                      (5.177)      (1.190)       (0.260)       (0.225)       (0.183)        (0.114)
                                                  __________________________________________________________________________________

REIMBURSEMENT FEES:

Purchase reimbursement fees(2,3)                        0.002        0.012         0.058         0.034         0.001          0.004
Redemption reimbursement fees(2,3)                      0.005        0.062         0.003         0.014         0.004          0.002
                                                  __________________________________________________________________________________

                                                        0.007        0.074         0.061         0.048         0.005          0.006
                                                  __________________________________________________________________________________

Net asset value, end of period                        $15.460      $17.150       $13.740       $10.670        $6.790         $6.460
                                                  __________________________________________________________________________________

Total return(4)                                        25.85%       35.36%        31.74%        62.19%         7.98%         (6.42%)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)              $855,480     $698,291      $623,649      $256,168      $114,573       $113,488
Ratio of expenses to average net assets                 1.23%        1.28%         1.22%         1.23%         1.23%          1.23%
Ratio of net investment income to average
     net assets                                         2.28%        3.11%         2.94%         2.42%         3.24%          3.35%
Portfolio turnover                                        24%          48%           36%           69%           36%            35%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) The Portfolio charges a 0.75% purchase reimbursement fee and a 0.75% redemption reimbursement fee which are retained by the Portfolio.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes



106 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE GLOBAL FIXED INCOME PORTFOLIO



                                                  Six Months
                                                     Ended          Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03     10/31/02 (2)    10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                  $11.570      $12.380       $13.620       $11.760       $10.210         $8.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income(3)                                0.109        0.297         0.342         0.432         0.461          0.483
Net realized and unrealized gain (loss)
     on investments and foreign currencies              0.163       (0.458)        1.258         1.921         1.089          0.777
                                                  __________________________________________________________________________________

Total from investment operations                        0.272       (0.161)        1.600         2.353         1.550          1.260
                                                  __________________________________________________________________________________

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                  (0.751)      (0.649)       (2.840)       (0.493)            -              -
Net realized gain on investments                       (0.091)           -             -             -             -              -
                                                  __________________________________________________________________________________

Total dividends and distributions                      (0.842)      (0.649)       (2.840)       (0.493)            -              -
                                                  __________________________________________________________________________________

Net asset value, end of period                        $11.000      $11.570       $12.380       $13.620       $11.760        $10.210
                                                  __________________________________________________________________________________

Total return(4)                                         2.47%       (1.64%)       13.40%        20.68%        15.18%         14.08%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)              $284,246     $289,976      $268,352      $208,354      $279,938       $284,830
Ratio of expenses to average net assets                 0.60%        0.60%         0.60%         0.60%         0.60%          0.60%
Ratio of expenses to average net assets prior
     to expense limitation and expenses
     paid indirectly                                    0.63%        0.64%         0.64%         0.65%         0.66%          0.70%
Ratio of net investment income to average
     net assets                                         2.02%        2.43%         2.88%         3.38%         4.33%          4.98%
Ratio of net investment income to average
     net assets prior to expense limitation and
     expenses paid indirectly                           1.99%        2.39%         2.84%         3.33%         4.27%          4.88%
Portfolio turnover                                        33%          50%            55%          95%           58%            32%
____________________________________________________________________________________________________________________________________



(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require  amortization  of all premiums and discounts on debt  securities and the recording of paydown gains and losses on mortgage- and  asset-backed securities as an  adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net  investment  income per share of
    $0.041, an increase in net realized and unrealized  gain (loss) per share of
    $0.041, and a decrease  in the ratio of net investment  income to average  net assets of 0.38%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects  voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes



                              2006 Semiannual Report o Delaware Pooled Trust 107

DELAWARE POOLED TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERNATIONAL FIXED INCOME PORTFOLIO


                                                  Six Months
                                                     Ended          Year          Year          Year          Year           Year
                                                  4/30/06 (1)      Ended         Ended         Ended         Ended          Ended
                                                  (Unaudited)     10/31/05      10/31/04      10/31/03    10/31/02 (2)      10/31/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                  $11.200      $12.290       $12.250       $10.500        $9.150         $8.110

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income(3)                                0.093        0.245         0.311         0.360         0.323          0.427
Net realized and unrealized gain (loss) on
     investments and foreign currencies                 0.111       (0.512)        1.259         1.881         1.027          0.613
Total from investment operations                        0.204       (0.267)        1.570         2.241         1.350          1.040

LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income                                  (0.764)      (0.823)       (1.530)       (0.491)            -              -
Total dividends and distributions                      (0.764)      (0.823)       (1.530)       (0.491)            -              -
Net asset value, end of period                        $10.640      $11.200       $12.290       $12.250       $10.500         $9.150

Total return(4)                                         1.90%       (2.69%)       13.82%        22.14%        14.75%         12.82%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)               $40,792      $62,411       $61,386       $48,284       $41,934        $36,989
Ratio of expenses to average net assets                 0.60%        0.60%         0.60%         0.60%         0.60%          0.60%
Ratio of expenses to average net assets prior
     to expense limitation and expenses
     paid indirectly                                    0.67%        0.67%         0.67%         0.68%         0.67%          0.69%
Ratio of net investment income to average
     net assets                                         1.76%        2.05%         2.68%         3.13%         3.39%          4.87%
Ratio of net investment income to average
     net assets prior to expense limitation and
     expenses paid indirectly                           1.69%        1.98%         2.61%         3.05%         3.32%          4.78%
Portfolio turnover                                        42%          42%           57%          112%           46%            60%
____________________________________________________________________________________________________________________________________



(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As  required,  effective  November  1,  2001,  the  Portfolio  adopted  the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require  amortization  of all premiums and discounts on debt  securities and the recording of paydown gains and losses on mortgage- and  asset-backed  securities as an  adjustment to interest  income.  The effect of these changes for the year ended  October  31, 2002 was a decrease  in net  investment  income per share of
    $0.130,  an increase in net  realized  and  unrealized  gain (loss) per share of
    $0.130,  and a decrease  in the ratio of net  investment  income to average  net assets of 1.36%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total investment return reflects  voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes





108 Delaware Pooled Trust o 2006 Semiannual Report

DELAWARE POOLED TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)


Delaware Pooled Trust (the "Trust") is organized as a Delaware statutory trust and offers 18 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The All-Cap Growth Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio (formerly The Small-Cap Growth II Equity Portfolio), The Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (each a "Portfolio," or collectively, the "Portfolios"). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Real Estate Investment Trust, The Real Estate Investment Trust II, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios, which are non-diversified. Each Portfolio offers one class of shares.

The investment objective of The Large-Cap Value Equity Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The All-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Mid-Cap Growth Equity Portfolio is to seek maximum long-term capital growth; current income is expected to be incidental.

The investment objective of The Small-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Intermediate Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation-Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is



                              2006 Semiannual Report o Delaware Pooled Trust 109
valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-Each Portfolio intends to qualify or continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements-Each Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R)Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates-The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reimbursement Fees-The Emerging Markets Portfolio may charge a 0.75% purchase reimbursement fee and a 0.75% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio's existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the Statement of Changes.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the


110 Delaware Pooled Trust o 2006 Semiannual Report respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio's understanding of the applicable country's tax rules and rates.

The Intermediate Fixed Income Portfolio declares dividends daily from net investment income and pays such dividends monthly. Each other Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2006 are as follows:


                                                                      Commission
                                                                       Rebates
________________________________________________________________________________

The Large-Cap Value Equity Portfolio                                      $145
The All-Cap Growth Equity Portfolio                                      1,422
The Large-Cap Growth Equity Portfolio                                      419
The Mid-Cap Growth Equity Portfolio                                      1,988
The Small-Cap Growth Equity Portfolio                                   10,208
The Focus Smid-Cap Growth Equity Portfolio                                 295
The Smid-Cap Growth Equity Portfolio                                       484
The Real Estate Investment Trust Portfolio II                            3,716
________________________________________________________________________________


                              2006 Semiannual Report o Delaware Pooled Trust 111

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee which is calculated daily based on the average daily net assets of each Portfolio.

DMC has voluntarily agreed to waive that portion, if any, of its management fees and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2006 are as follows:


                                                    Management fee as a                 Operating expense
                                                 percentage of average daily       limitation as a percentage of
                                                   net assets (per annum)       average daily net assets (per annum)
____________________________________________________________________________________________________________________

The Large-Cap Value Equity Portfolio                       0.55%                              0.68%
The All-Cap Growth Equity Portfolio                        0.75%                              0.89%
The Large-Cap Growth Equity Portfolio                      0.55%                              0.65%
The Mid-Cap Growth Equity Portfolio                        0.75%                              0.93%
The Small-Cap Growth Equity Portfolio                      0.75%                              0.89%
The Focus Smid-Cap Growth Equity Portfolio                 0.75%                              0.92%
The Smid-Cap Growth Equity Portfolio                       0.75%                              0.92%
The Real Estate Investment Trust Portfolio II              0.75%                              0.86%
The Intermediate Fixed Income Portfolio                    0.40%                              0.43%
The Core Focus Fixed Income Portfolio                      0.40%                              0.43%
The High-Yield Bond Portfolio                              0.45%                              0.59%
The Core Plus Fixed Income Portfolio                       0.43%                              0.45%
The International Equity Portfolio                         0.75%                                  -
The Labor Select International Equity Portfolio            0.75%                              0.96%
The Emerging Markets Portfolio                             1.00%                              1.55%
The Global Fixed Income Portfolio                          0.50%                              0.60%
The International Fixed Income Portfolio                   0.50%                              0.60%
____________________________________________________________________________________________________________________


Mondrian Investment Partners Limited ("Mondrian") furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio.



For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios' average daily net assets.


                                                   Sub-advisory fee as a
                                                 percentage of average daily
                                                   net assets (per annum)
________________________________________________________________________________

The International Equity Portfolio                         0.36%
The Labor Select International Equity Portfolio            0.30%
The Emerging Markets Portfolio                             0.75%
The Global Fixed Income Portfolio                          0.30%
The International Fixed Income Portfolio                   0.30%
________________________________________________________________________________

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Portfolios pay DSC a monthly fee computed at the annual rate of 0.04% of the Portfolios' average daily net assets for accounting and administration services. The Portfolios pay DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.


112 Delaware Pooled Trust o 2006 Semiannual Report

At April 30, 2006, each Portfolio had liabilities payable to affiliates as follows:



                                                                              Dividend
                                                                             disbursing,
                                                                           transfer agent,
                                                                           accounting and
                                                                           administration
                                                 Investment management        fees and           Other expenses
                                                    fee payable to         other expenses        payable to DMC
                                                        DMC                 payable to DSC       and affiliates*
________________________________________________________________________________________________________________

The Large-Cap Value Equity Portfolio                   $  1,031               $  964               $  20,751
The All-Cap Growth Equity Portfolio                       8,450                  716                     171
The Large-Cap Growth Equity Portfolio                    60,214                5,650                     745
The Mid-Cap Growth Equity Portfolio                      10,621                  902                     805
The Small-Cap Growth Equity Portfolio                    44,596                3,110                   4,587
The Focus Smid-Cap Growth Equity Portfolio                   35                  231                      83
The Smid-Cap Growth Equity Portfolio                        227                  144                      12
The Real Estate Investment Trust Portfolio II            14,107                1,106                   2,056
The Intermediate Fixed Income Portfolio                   4,384                1,060                     163
The Core Focus Fixed Income Portfolio                     8,667                1,932                     381
The High-Yield Bond Portfolio                               316                  287                      44
The Core Plus Fixed Income Portfolio                     49,570                7,772                  10,230
The International Equity Portfolio                    1,308,047               87,398                  15,683
The Labor Select International Equity Portfolio         529,208               35,435                  10,648
The Emerging Markets Portfolio                          691,546               34,639                  39,176
The Global Fixed Income Portfolio                       113,371               11,750                   6,543
The International Fixed Income Portfolio                 13,129                1,776                   1,185
________________________________________________________________________________________________________________

*  DMC, as part of its administrative  services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis.  Such expenses  include items such as printing of  shareholder  reports,  fees for audit,  legal and tax services, registration fees and trustees' fees.


As provided in the investment management agreement, the Portfolios bear the cost of certain legal services, including internal legal services provided to the Portfolios by DMC employees. For the six months ended April 30, 2006, the Portfolios were charged for internal legal services provided by DMC as follows:


                                                    Internal legal expenses
________________________________________________________________________________

The Large-Cap Value Equity Portfolio                          $240
The All-Cap Growth Equity Portfolio                            521
The Large-Cap Growth Equity Portfolio                        1,358
The Mid-Cap Growth Equity Portfolio                            439
The Small-Cap Growth Equity Portfolio                        2,514
The Focus Smid-Cap Growth Equity Portfolio                      51
The Smid-Cap Growth Equity Portfolio                            50
The Real Estate Investment Trust Portfolio II                1,467
The Intermediate Fixed Income Portfolio                        562
The Core Focus Fixed Income Portfolio                          909
The High-Yield Bond Portfolio                                  178
The Core Plus Fixed Income Portfolio                         4,123
The International Equity Portfolio                          66,697
The Labor Select International Equity Portfolio             24,789
The Emerging Markets Portfolio                              17,100
The Global Fixed Income Portfolio                            9,818
The International Fixed Income Portfolio                     1,263
________________________________________________________________________________

Certain officers of DMC and DSC are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.


                              2006 Semiannual Report o Delaware Pooled Trust 113

3. INVESTEMENTS


For the six months ended April 30, 2006, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:



                                                    Purchases                               Sales
                                                   other than          Purchases of       other than          Sales of
                                                 U.S. government      U.S. government  U.S. government     U.S. government
                                                    securities          securities       securities          securities
___________________________________________________________________________________________________________________________

The Large-Cap Value Equity Portfolio              $ 17,617,787        $          -       $ 13,434,628      $           -
The All-Cap Growth Equity Portfolio                  3,315,426                   -          2,319,275                  -
The Large-Cap Growth Equity Portfolio              135,807,422                   -          4,352,135                  -
The Mid-Cap Growth Equity Portfolio                  7,430,107                   -         10,586,294                  -
The Small-Cap Growth Equity Portfolio               26,780,075                   -         48,627,470                  -
The Focus Smid-Cap Growth Equity Portfolio           2,574,136                   -          2,516,342                  -
The Smid-Cap Growth Equity Portfolio                 1,126,898                   -          1,126,623                  -
The Real Estate Investment Trust Portfolio II        6,424,785                   -         44,058,483                  -
The Intermediate Fixed Income Portfolio             16,706,802          12,309,156         11,174,692         11,286,254
The Core Focus Fixed Income Portfolio               77,924,699          48,221,296         55,720,532         45,386,342
The High-Yield Bond Portfolio                        4,013,686                   -          3,467,160                  -
The Core Plus Fixed Income Portfolio               331,476,287          90,803,397        300,375,439         97,722,252
The International Equity Portfolio                 223,131,919                   -        225,876,021                  -
The Labor Select International Equity Portfolio    172,721,699                   -         68,847,458                  -
The Emerging Markets Portfolio                      91,513,690                   -        106,234,407                  -
The Global Fixed Income Portfolio                   45,503,884              79,626         50,715,218          2,795,869
The International Fixed Income Portfolio            11,270,536                   -         32,525,463                  -
___________________________________________________________________________________________________________________________


At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:


                                                                                                      Net
                                                      Cost           Aggregate       Aggregate      unrealized
                                                       of           unrealized      unrealized     appreciation
                                                   investments     appreciation    depreciation   (depreciation)
__________________________________________________________________________________________________________________

The Large-Cap Value Equity Portfolio             $   14,796,355      $ 480,231     $  (112,457)     $   367,774
The All-Cap Growth Equity Portfolio                  14,871,105      1,927,517        (637,671)       1,289,846
The Large-Cap Growth Equity Portfolio               131,435,321      6,122,881      (5,484,102)         638,779
The Mid-Cap Growth Equity Portfolio                  13,557,414      4,663,153        (289,268)       4,373,885
The Small-Cap Growth Equity Portfolio                49,429,787     22,219,599      (1,747,522)      20,472,077
The Focus Smid-Cap Growth Equity Portfolio            2,243,314        190,604         (85,080)         105,524
The Smid-Cap Growth Equity Portfolio                  1,925,244        471,254         (46,951)         424,303
The Real Estate Investment Trust Portfolio II        21,662,439      4,490,093        (505,555)       3,984,538
The Intermediate Fixed Income Portfolio              22,527,547          9,875        (426,912)        (417,037)
The Core Focus Fixed Income Portfolio                54,798,627         27,596        (700,749)        (673,153)
The High-Yield Bond Portfolio                         5,804,268         94,741        (120,893)         (26,152)
The Core Plus Fixed Income Portfolio                224,398,251        428,550      (3,642,675)      (3,214,125)
The International Equity Portfolio                1,986,164,365    627,217,253     (16,921,547)     610,295,706
The Labor Select International Equity Portfolio     825,130,469    233,513,645      (9,380,990)     224,132,655
The Emerging Markets Portfolio                      603,247,631    258,816,951     (11,802,180)     247,014,771
The Global Fixed Income Portfolio                   308,092,585      9,557,708     (10,583,869)      (1,026,161)
The International Fixed Income Portfolio             40,215,555      1,255,325      (1,404,403)        (149,078)
__________________________________________________________________________________________________________________



114 Delaware Pooled Trust o 2006 Semiannual Report

4. DIVIDEND AND DISTRIBUTION INFORMATION


Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2006 and the year ended October 31, 2005 was as follows:



                                                      Ordinary        Long-Term
                                                       Income       Capital Gain             Total
______________________________________________________________________________________________________

Six months ended April 30, 2006*:
The Large-Cap Value Equity Portfolio                 $ 140,010                 -           $ 140,010
The Large-Cap Growth Equity Portfolio                   21,731                 -              21,731
The Mid-Cap Growth Equity Portfolio                    253,969           924,614           1,178,583
The Real Estate Investment Trust Portfolio II        1,736,300         4,117,602           5,853,902
The Intermediate Fixed Income Portfolio                384,759                 -             384,759
The Core Focus Fixed Income Portfolio                  510,344                 -             510,344
The High-Yield Bond Portfolio                           71,856                 -              71,856
The Core Plus Fixed Income Portfolio                 5,343,633                 -           5,343,633
The International Equity Portfolio                  49,439,136        46,922,982          96,362,118
The Labor Select International Equity Portfolio     17,865,895         3,765,286          21,631,181
The Emerging Markets Portfolio                      56,972,687       149,428,712         206,401,399
The Global Fixed Income Portfolio                   19,044,247         2,307,625          21,351,872
The International Fixed Income Portfolio             4,398,437                 -           4,398,437

                                                      Ordinary        Long-Term
                                                       Income       Capital Gain             Total
______________________________________________________________________________________________________

Year ended October 31, 2005:
The Large-Cap Value Equity Portfolio                 $ 160,386       $         -           $ 160,386
The Mid-Cap Growth Equity Portfolio                    160,099           463,021             623,120
The Real Estate Investment Trust Portfolio II        1,213,934         4,784,304           5,998,238
The Intermediate Fixed Income Portfolio                758,563                 -             758,563
The Core Focus Fixed Income Portfolio                   93,017                 -              93,017
The High-Yield Bond Portfolio                          301,223                 -             301,223
The Core Plus Fixed Income Portfolio                 1,123,895            43,721           1,167,616
The International Equity Portfolio                  18,064,069            21,257          18,085,326
The Labor Select International Equity Portfolio      5,773,748         4,866,876          10,640,624
The Emerging Markets Portfolio                      20,168,932        35,908,238          56,077,170
The Global Fixed Income Portfolio                   14,007,656                 -          14,007,656
The International Fixed Income Portfolio             4,108,097                 -           4,108,097
______________________________________________________________________________________________________

* Tax information for the six months ended April 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2006, the estimated components of net assets on a tax basis were as follows:



                                             The              The              The              The             The
                                           Large-Cap         All-Cap        Large-Cap         Mid-Cap         Small-Cap
                                          Value Equity    Growth Equity    Growth Equity    Growth Equity    Gowth Equity
                                           Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
___________________________________________________________________________________________________________________________

Shares of beneficial interest             $ 15,437,519    $ 20,434,107     $ 131,523,183    $ 12,238,551     $ 44,631,627
Undistributed ordinary income                   53,933               -            55,552         485,743                -
Undistributed long-term capital gain                 -               -                 -       1,096,665                -
Capital loss carryfowards                   (1,811,065)     (5,848,740)                -               -       (6,468,365)
Six month period realized gains (losses)     1,055,084         231,885          (163,586)              -       12,091,304
Unrealized appreciation of investments         367,774       1,289,846           638,779       4,373,885       20,472,077
                                          _________________________________________________________________________________

Net assets                                $ 15,103,245    $ 16,107,098     $ 132,053,928    $ 18,194,844     $ 70,726,643
___________________________________________________________________________________________________________________________



                              2006 Semiannual Report o Delaware Pooled Trust 115


                                                            The                The               The               The
                                                       Focus Smid-Cap        Smid-Cap         Real Estate       Intermediate
                                                        Growth Equity      Growth Equity    Investment Trust   Fixed Income
                                                          Portfolio          Portfolio       Portfolio II*       Portfolio
______________________________________________________________________________________________________________________________

Shares of beneficial interest                          $   1,985,880       $  1,983,149      $  9,754,112      $  22,857,425
Undistributed ordinary income                                132,413                  -         1,558,835                  -
Undistributed long-term capital gain                         190,601                  -        10,397,730                  -
Capital loss carryfowards                                          -            (40,980)                -           (272,760)
Six month period realized gains (losses)                           -             33,205                 -           (160,165)
Unrealized appreciation (depreciation) of investments        105,524            424,303         3,984,538           (425,455)
                                                      ________________________________________________________________________

Net assets                                             $   2,414,418       $  2,399,677      $ 25,695,215      $  21,999,045
______________________________________________________________________________________________________________________________

* The undistributed earnings for The Real Estate Investment Trust Portfolio II are estimated pending final notificaiton of the tax character of distributions received from investments in Real Estate Investment Trusts.



                                                            The                The              The              The
                                                         Core Focus         High-Yield       Core Plus       International
                                                        Fixed Income           Bond         Fixed Income        Equity
                                                         Portfolio          Portfolio        Portfolio         Portfolio
______________________________________________________________________________________________________________________________

Shares of beneficial interest                          $ 44,322,208       $  9,869,428     $ 190,875,233   $ 1,461,913,805
Undistributed ordinary income                               505,016            154,972         2,695,926        35,634,038
Undistributed long-term capital gain                              -                  -                 -        82,009,846
Capital loss carryfowards                                   (26,625)        (4,128,523)         (394,175)                -
Six month period realized losses                           (362,560)            (4,371)       (2,153,648)                -
Unrealized appreciation (depreciation) of investments
     and foreign currencies                                (673,153)           (26,152)       (3,213,322)      610,368,735
                                                      ________________________________________________________________________

Net assets                                             $ 43,764,886       $  5,865,354     $ 187,810,014   $ 2,189,926,424
______________________________________________________________________________________________________________________________



                                                            The                                The               The
                                                        Labor Select           The            Global         International
                                                        International        Emerging         Fixed              Fixed
                                                           Equity             Markets         Income            Income
                                                          Portfolio          Portfolio       Portfolio         Portfolio
______________________________________________________________________________________________________________________________

Shares of beneficial interest                          $  621,944,856      $ 555,775,100  $ 281,461,008     $  43,141,983
Undistributed ordinary income                              11,765,619         12,358,941      2,630,069           407,863
Undistributed long-term capital gain                       30,468,561         40,188,858        948,745                 -
Capital loss carryforwards                                          -                  -              -        (1,182,281)
Six month period realized losses                                    -                  -              -        (1,456,432)
Unrealized appreciation (depreciation) of investments
     and foreign currencies                               224,283,447        247,157,209       (794,105)         (119,256)
                                                      ________________________________________________________________________

Net assets                                             $  888,462,483      $ 855,480,108  $ 284,245,717     $  40,791,877
______________________________________________________________________________________________________________________________



The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on hedging transactions, mark-to-market on futures contracts, forward foreign currency contracts, straddle deferrals, realization of unrealized gain on investments in passive foreign investment companies, contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2006, the Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.


116 Delaware Pooled Trust o 2006 Semiannual Report


                                                     Undistributed
                                                     (Accumulated)       Accumulated
                                                     Net Investment     Net Realized         Paid-in
                                                     Income (Loss)       Gain (Loss)         Capital
________________________________________________________________________________________________________

The All-Cap Growth Equity Portfolio                    $  11,744          $   (717)         $ (11,027)
The Mid-Cap Growth Equity Portfolio                       12,818           (12,818)                 -
The Small-Cap Growth Equity Portfolio                    175,939                 -           (175,939)
The Smid-Cap Growth Equity Portfolio                       6,097                 -             (6,097)
The Intermediate Fixed Income Portfolio                   63,237           (63,237)                 -
The Core Focus Fixed Income Portfolio                      6,460            (6,460)                 -
The High Yield Bond Portfolio                              2,395            (2,395)                 -
The Core Plus Fixed Income Portfolio                      40,686           (40,686)                 -
The International Equity Portfolio                       385,754          (385,754)                 -
The Labor Select International Equity Portfolio         (268,544)          268,544                  -
The Emerging Markets Portfolio                          (100,643)          100,643                  -
The Global Fixed Income Portfolio                      1,243,431        (1,243,431)                 -
The International Fixed Income Portfolio                 200,699          (200,699)                 -
________________________________________________________________________________________________________


Capital loss carryforwards remaining at October 31, 2005 will expire as follows:



                                                   Year of     Year of     Year of     Year of      Year of     Year of
                                                 Expiration  Expiration  Expiration  Expiration  Expiration   Expiration
                                                    2007        2008        2009        2010        2011          2013       Total
____________________________________________________________________________________________________________________________________

The Large-Cap Value Equity Portfolio                   $  -        $  -        $  -        $  -  $ 1,811,065      $  -   $ 1,811,065
The All-Cap Growth Equity Portfolio                       -           -   3,243,860   2,008,163      596,717         -     5,848,740
The Small-Cap Growth Equity Portfolio                     -           -   1,241,499   3,721,802    1,505,064         -     6,468,365
The Smid-Cap Growth Equity Portfolio                      -           -           -           -            -    40,980        40,980
The Intermediate Fixed Income Portfolio                   -     133,807           -      26,277            -   112,676       272,760
The Core Focus Fixed Income Portfolio                     -           -           -           -            -    26,625        26,625
The High Yield Bond Portfolio                     1,297,211   1,887,452     612,814     331,046            -         -     4,128,523
The Core Plus Fixed Income Portfolio                      -           -           -           -            -   394,175       394,175
The International Fixed Income Portfolio                  -     287,046     895,235           -            -         -     1,182,281
____________________________________________________________________________________________________________________________________


For the six months ended April 30, 2006, the Portfolios had capital gains (losses) which may reduce (increase) the capital loss carryforwards as follows:


The Large-Cap Value Equity Portfolio                                $ 1,055,084
The All-Cap Growth Equity Portfolio                                     231,885
The Small-Cap Growth Equity Portfolio                                12,091,304
The Smid-Cap Growth Equity Portfolio                                     33,205
The Intermediate Fixed Income Portfolio                                (160,165)
The Core Focus Fixed Income Portfolio                                  (362,560)
The High Yield Bond Portfolio                                            (4,371)
The Core Plus Fixed Income Portfolio                                 (2,153,648)
The International Fixed Income Portfolio                             (1,456,432)


                              2006 Semiannual Report o Delaware Pooled Trust 117

5. CAPITAL SHARES


Transactions in capital shares were as follows:



                                                                 Shares issued
                                                               upon reinvestment                       Net
                                                   Shares        of dividends          Shares        increase
Six months ended April 30, 2006:                    sold        and distributions    repurchased    (decrease)
___________________________________________________________________________________________________________________

The Large-Cap Value Equity Portfolio                264,735             5,404            (29,273)       240,866
The All-Cap Growth Equity Portfolio                  88,810                 -                  -         88,810
The Large-Cap Growth Equity Portfolio            14,676,356             1,714                  -     14,678,070
The Mid-Cap Growth Equity Portfolio                   2,165           303,759           (947,379)      (641,455)
The Small-Cap Growth Equity Portfolio                81,685                 -         (1,218,710)    (1,137,025)
The Focus Smid-Cap Growth Equity Portfolio                -                 -                  -              -
The Smid-Cap Growth Equity Portfolio                      -                 -                  -              -
The Real Estate Investment Trust Portfolio II        14,486           211,385         (1,334,854)    (1,108,983)
The Intermediate Fixed Income Portfolio             698,806            37,284            (79,656)       656,434
The Core Focus Fixed Income Portfolio             3,123,243            52,714           (180,338)      2,995,19
The High-Yield Bond Portfolio                        63,461             9,691            (26,076)        47,076
The Core Plus Fixed Income Portfolio              2,304,431           529,963           (308,823)     2,525,571
The International Equity Portfolio                7,871,930         2,926,127         (8,482,393)     2,315,664
The Labor Select International Equity Portfolio   5,324,597         1,200,399           (177,644)     6,347,352
The Emerging Markets Portfolio                    1,112,600        15,728,350         (2,209,612)    14,631,338
The Global Fixed Income Portfolio                 1,396,174         1,666,292         (2,296,712)       765,754
The International Fixed Income Portfolio            193,255           414,981         (2,348,034)    (1,739,798)
___________________________________________________________________________________________________________________


                                                                 Shares issued
                                                               upon reinvestment                       Net
                                                   Shares        of dividends          Shares        increase
Year ended october 31, 2005:                        sold        and distributions    repurchased    (decrease)
___________________________________________________________________________________________________________________

The Large-Cap Value Equity Portfolio                  4,328           8,834              (411,853)     (398,691)
The All-Cap Growth Equity Portfolio               1,239,098               -                     -     1,239,098
The Mid-Cap Growth Equity Portfolio                   4,658         171,658              (324,189)     (147,873)
The Small-Cap Growth Equity Portfolio               640,670               -            (3,158,171)   (2,517,501)
The Focus Smid-Cap Growth Equity Portfolio                -               -                     -             -
The Smid-Cap Growth Equity Portfolio*               235,295               -                     -       235,295
The Real Estate Investment Trust Portfolio II       283,298         206,643              (478,669)       11,272
The Intermediate Fixed Income Portfolio               3,181          72,531              (326,620)     (250,908)
The Core Focus Fixed Income Portfolio             1,431,340          10,679               (44,819)    1,397,200
The High-Yield Bond Portfolio                       763,555          39,365              (441,462)      361,458
The Core Plus Fixed Income Portfolio             15,477,769         127,888            (1,330,861)   14,274,796
The International Equity Portfolio               28,662,591         674,655           (10,486,729)   18,850,517
The Labor Select International Equity Portfolio  10,021,302         664,209            (3,253,248)    7,432,263
The Emerging Markets Portfolio                    5,328,257       3,974,091           (13,980,445)   (4,678,097)
The Global Fixed Income Portfolio                 4,081,243         873,280            (1,565,321)    3,389,202
The International Fixed Income Portfolio            462,414         332,639              (218,334)      576,719
___________________________________________________________________________________________________________________


*Commenced operations December 1, 2004.


6. LINE OF CREDIT


The Portfolios, along with certain other funds in the Delaware Investments(R)Family of Funds (the "Participants"), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of April 30, 2006, or at any time during the period.


118 Delaware Pooled Trust o 2006 Semiannual Report

7. FOREIGN CURRENCY EXCHANGE CONTRACTS


The All-Cap Growth Equity, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The High Yield Bond, The Core Plus Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


8. FUTURES CONTRACTS


The All-Cap Growth Equity, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The Core Plus Fixed Income and The Emerging Markets Portfolios may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.


9. SWAP AGREEMENTS


The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio may enter into total return swap agreements in accordance with their investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. There were no swap agreements outstanding at April 30, 2006.


                              2006 Semiannual Report o Delaware Pooled Trust 119

10. SECURITIES LENDING


The Portfolios, along with other funds in the Delaware Investments(R)Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolios record security lending income net of such allocation.

At April 30, 2006, the market value of securities on loan is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statements of Net Assets under the caption "Security Lending Collateral."



                                                                 Market value
                                                                of securities
                                                                   on loan
________________________________________________________________________________

The International Equity Portfolio                              $ 392,808,689
The Labor Select International Equity Portfolio                   157,266,560
The Global Fixed Income Portfolio                                  28,708,635
________________________________________________________________________________


11. CREDIT AND MARKET RISK


Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High-Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Intermediate Fixed Income, The Core Focus Fixed Income and The Core Plus Fixed Income Portfolios invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are



120 Delaware Pooled Trust o 2006 Semiannual Report collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Large-Cap Value Equity, The Mid-Cap Growth Equity, The Intermediate Fixed Income, The International Equity and The Global Fixed Income Portfolios may invest up to 10% of each Portfolio's net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The All-Cap Growth Equity, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, and The International Fixed Income Portfolios may each invest up to 15% of each Portfolio's net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statements of Net Assets.

The All-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity and The Smid-Cap Growth Equity Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.


12. CONTRACTUAL OBLIGATIONS


The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.


                              2006 Semiannual Report o Delaware Pooled Trust 121

Fund Officers and Portfolio Managers

Jude T. Driscoll
Chairman
Delaware Investments(R)Family of Funds

Robert Akester
Senior Portfolio Manager
Mondrian Investment Partners Limited

Babak (Bob) Zenouzi
Vice President and Senior Portfolio Manager

Damon J. Andres
Vice President and Senior Portfolio Manager

Fiona Barwick
Director of Regional Research
Mondrian Investment Partners Limited

Marshall T. Bassett
Senior Vice President and Senior Portfolio Manager

Joanna Bates
Senior Portfolio Manager
Mondrian Investment Partners Limited

Nigel Bliss
Senior Portfolio Manager
Mondrian Investment Partners Limited

Christopher J. Bonavico
Vice President and Senior Portfolio Manager

Ryan K. Brist
Executive Vice President, Managing Director, and
Chief Investment Officer
Fixed Income Investments

Kenneth F. Broad
Vice President, Senior Portfolio Manager, and
Equity Analyst

Steven G. Catricks
Vice President and Portfolio Manager

Stephen R. Cianci
Senior Vice President and Senior Portfolio Manager

Elizabeth A. Desmond
Director and Joint Investment Officer -
Developed Equity Markets
Mondrian Investment Partners Limited

Christopher M. Ericksen
Vice President and Portfolio Manager

Patrick G. Fortier
Vice President, Portfolio Manager, and Equity Analyst

Clive A. Gillmore
Deputy Managing Director and Senior Portfolio Manager
Mondrian Investment Partners Limited

Barry S. Gladstein
Vice President and Portfolio Manager

Paul Grillo
Senior Vice President and Senior Portfolio Manager

Gregory M. Heywood
Vice President, Portfolio Manager, and Equity Analyst

Christopher M. Holland
Vice President and Portfolio Manager

Jordan L. Irving
Vice President and Senior Portfolio Manager

John Kirk
Director and Senior Portfolio Manager
Mondrian Investment Partners Limited

Steven T. Lampe
Vice President and Portfolio Manager

Emma R.E. Lewis
Senior Portfolio Manager
Mondrian Investment Partners Limited

Anthony A. Lombardi
Vice President and Senior Portfolio Manager

Nigel G. May
Director and Joint Chief Investment Officer -
Developed Equity Markets,
Mondrian Investment Partners Limited

Christopher A. Moth
Director and Chief Investment Officer -
Global Fixed Income and Currency
Mondrian Investment Partners Limited

Tysen Nutt, Jr.
Senior Vice President and Chief Investment Officer

Daniel J. Prislin
Vice President and Senior Portfolio Manager

Timothy L. Rabe
Senior Vice President and Senior Portfolio Manager

David G. Tilles
Managing Director, Chief Executive Officer, and
Chief Investment Officer
Mondrian Investment Partners Limited

Matthew Todorow
Vice President and Portfolio Manager

Rudy D. Torrijos III
Vice President and Portfolio Manager

Jeffrey S. Van Harte
Chief Investment Officer

Robert A. Vogel, Jr.
Vice President and Senior Portfolio Manager

Lori P. Wachs
Vice President and Portfolio Manager

Custodians
J.P. Morgan Chase
4 Metrotech Center
Brooklyn, NY 11245

Mellon Bank, N.A.
One Mellon Center
Pittsburgh, PA 15258

Independent Registered Public Accounting Firm
Ernst & Young L.L.P.
2001 Market Street
Philadelphia, PA 19103

Investment Advisor
Delaware Management Company, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, PA 19103

Investment Sub-Advisor for Certain Portfolios
Mondrian Investment Partners Limited
Third Floor
80 Cheapside
London, England EC2V 6EE
























________________________________________________________________________________
| Each Portfolio files its complete schedule of portfolio holdings with the | | U.S. Securities and Exchange Commission for the first and third quarters of |
| each fiscal year on Form N-Q. Each Portfolio's Forms N-Q, as well as a       |
| description of the policies and procedures that the Portfolio uses to        |
| determine how to vote proxies (if any) relating to portfolio securities is | | available without charge (i) upon request, by calling 800 523-1918; (ii) on |
| the Portfolios' Web site at http://www.delawareinvestments.com;              |
| and (iii) on the Commission's Web site at http://www.sec.gov. Each           |
| Portfolio's Forms N-Q may be reviewed and copied at the Commission's Public | | Reference Room in Washington, D.C.; information on the operation of the |
| Public Reference Room may be obtained by calling 800 SEC-0330.               |
|                                                                              |
| Information (if any) regarding how each Portfolio voted proxies relating to | | portfolio securities during the most recently disclosed 12-month period | | ended June 30 is available without charge (i) through the Portfolios' Web | | site at http://www.delawareinvestments.com; and (ii) on the Commission's |
| Web site at http://www.sec.gov.                                              |
|______________________________________________________________________________|


This report was prepared for investors in the Delaware Pooled Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

You should read the prospectus carefully before you invest. The figures in this report represent past results, which are not a guarantee of future results.

2005 Market Street
Philadelphia, Pennsylvania 19103
Telephone 800 231-8002
Fax 215 255-1162



LINCOLN FINANCIAL GROUP [LOGO]                                  JO6-05-039 (535)
                                                         SA-DPT [4/06] IVES 6/06

Semiannual Report                                  Delaware REIT Fund
                                                   April 30, 2006


                                                   Value equity mutual funds






[DELAWARE LOGO]                                    [LOGO] POWERED BY RESEARCH(R)

Table of contents



    > Disclosure of Fund expenses                                                           1

    > Sector allocation                                                                     2

    > Financial statements:
         Statement of net assets                                                            3
         Statement of operations                                                            5
         Statements of changes in net assets                                                6
         Financial highlights                                                               7
         Notes to financial statements                                                     13
    > About the organization                                                               17


        Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

        Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.
    (C) 2006 Delaware Distributors L.P.

Disclosure of Fund expenses

For the period November 01, 2005 to April 30, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 to April 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware REIT Fund
Expense Analysis of an Investment of $1,000

                                                                 Expenses
                     Beginning      Ending                      Paid During
                       Account      Account      Annualized       Period
                        Value        Value        Expense       11/01/05 to
                      11/01/05     04/30/06        Ratios        04/30/06 *
_______________________________________________________________________________
With Actual Return

Class A              $1,000.00     $1,134.60          1.36%       $ 7.20
Class B               1,000.00      1,130.10          2.11%        11.14
Class C               1,000.00      1,130.10          2.11%        11.14
Class R               1,000.00      1,132.50          1.61%         8.51
Institutional Class   1,000.00      1,135.90          1.11%         5.88
REIT Portfolio Class  1,000.00      1,135.50          1.11%         5.88
_______________________________________________________________________________
With Hypothetical 5% Return (5% return before expenses)

Class A              $1,000.00     $1,018.05          1.36%       $ 6.80
Class B               1,000.00      1,014.33          2.11%        10.54
Class C               1,000.00      1,014.33          2.11%        10.54
Class R               1,000.00      1,016.81          1.61%         8.05
Institutional Class   1,000.00      1,019.29          1.11%         5.56
REIT Portfolio Class  1,000.00      1,019.29          1.11%         5.56
_______________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation


> Delaware REIT Fund

As of April 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

                                                                   Percentage
Sector                                                           of Net Assets
________________________________________________________________________________
Common Stock                                                          98.35%

Diversified REITs                                                      5.42%
Health Care REITs                                                      3.40%
Hotel REITs                                                            6.20%
Industrial REITs                                                       9.67%
Mall REITs                                                            15.92%
Manufactured Housing REITs                                             1.25%
Mortgage REITs                                                         2.51%
Multifamily REITs                                                     18.34%
Office REITs                                                          19.41%
Real Estate Operating Companies                                        1.79%
Self-Storage REITs                                                     2.19%
Shopping Center REITs                                                 12.25%
________________________________________________________________________________
Repurchase Agreements                                                  1.76%
________________________________________________________________________________

Total Market Value of Securities
Before Securities Lending Collateral                                 100.11%
________________________________________________________________________________

Securities Lending Collateral                                         16.37%
________________________________________________________________________________

Fixed Rate Notes                                                       7.29%
Variable Rate Notes                                                    9.08%
________________________________________________________________________________

Total Market Value of Securities                                     116.48%
________________________________________________________________________________

Obligation to Return Securities Lending Collateral                   (16.37%)
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (0.11%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

Statement of net assets


> Delaware REIT Fund

April 30, 2006 (Unaudited)

                                                 Number of           Market
                                                   Shares            Value
________________________________________________________________________________
Common Stock - 98.35%
________________________________________________________________________________

Diversified REITs - 5.42%
  Vornado Realty Trust                           253,799          $ 24,273,336
                                                                  ____________
                                                                    24,273,336
                                                                  ____________

Health Care REITs - 3.40%
  * Medical Properties Trust                     499,665            5,371,399
  * Ventas                                       301,700            9,856,539
                                                                  ____________
                                                                   15,227,938
                                                                  ____________

Hotel REITs - 6.20%
  * Hersha Hospitality Trust                     565,610            5,175,332
    Host Hotels & Resorts                        396,893            8,342,691
  * LaSalle Hotel Properties                     193,115            8,444,918
  * Strategic Hotels & Resorts                   257,700            5,844,636
                                                                  ____________
                                                                   27,807,577
                                                                  ____________

Industrial REITs - 9.67%
    AMB Property                                 220,635           11,029,544
  * First Potomac Realty Trust                   128,753            3,552,295
    ProLogis                                     572,607           28,756,323
                                                                  ____________
                                                                   43,338,162
                                                                  ____________

Mall REITs - 15.92%
  CBL & Associates Properties                    198,231            7,927,258
  General Growth Properties                      450,954           21,172,290
  Macerich                                       148,500           10,873,170
  Simon Property Group                           383,551           31,405,156
                                                                  ____________
                                                                   71,377,874
                                                                  ____________

Manufactured Housing REITs - 1.25%
  Equity Lifestyle Properties                    127,600            5,613,124
                                                                  ____________
                                                                    5,613,124
                                                                  ____________
Mortgage REITs - 2.51%
  # KKR Financial                                309,422            6,683,515
  # Peoples Choice                               828,017            4,554,094
                                                                  ____________
                                                                   11,237,609
                                                                  ____________

Multifamily REITs - 18.34%
    Archstone-Smith Trust                         93,900            4,589,832
    AvalonBay Communities                        206,626           22,253,620
    Camden Property Trust                        147,026           10,105,097
    Equity Residential                           539,600           24,211,853
  * Essex Property Trust                         105,292           11,487,357
  * United Dominion Realty Trust                 351,364            9,553,587
                                                                  ____________
                                                                   82,201,346
                                                                  ____________

Office REITs - 19.41%
  * Alexandria Real Estate Equities              121,574           11,014,604
  * American Financial Realty Trust              284,479            3,237,371
  * BioMed Realty Trust                          164,400            4,550,592
    Boston Properties                            184,700           16,303,470
  * Brandywine Realty Trust                      475,273           13,454,979
  * CarrAmerica Realty                           109,700            4,910,172
  * Maguire Properties                           167,900            5,701,884
  * Reckson Associates Realty                    316,393           12,870,867
    SL Green Realty                              151,153           14,964,147
                                                                  ____________
                                                                   87,008,086
                                                                  ____________

Real Estate Operating Companies - 1.79%
  * + Great Wolf Resorts                         300,072            3,285,788
    Starwood Hotels & Resorts Worldwide           82,350            4,725,243
                                                                  ____________
                                                                    8,011,031
                                                                  ____________

Self-Storage REITs - 2.19%
  * U-Store-It Trust                             537,200          $ 9,820,016
                                                                  ____________
                                                                    9,820,016
                                                                  ____________

Shopping Center REITs - 12.25%
  * Developers Diversified Realty                234,022           12,449,970
    Federal Realty Investment Trust              186,111           12,698,355
    Kimco Realty                                 121,100            4,496,443
  * Kite Realty Group Trust                      560,004            8,551,261
  * Ramco-Gershenson Properties                  202,883            5,483,927
    Regency Centers                              177,861           11,221,250
                                                                  ____________
                                                                   54,901,206
                                                                  ____________

Total Common Stock (cost $329,439,812)                            440,817,305
                                                                  ____________

                                                Principal
                                                Amount
________________________________________________________________________________
Repurchase Agreements - 1.76%
________________________________________________________________________________

  With BNP Paribas 4.67% 5/1/06
    (dated 4/28/06, to be repurchased
    at $4,092,592, collateralized by
    $4,258,000 U.S. Treasury Bills due
    8/17/06, market value $4,198,432)         $4,091,000            4,091,000

  With Cantor Fitzgerald 4.67% 5/1/06
    (dated 4/28/06, to be repurchased
    at $3,796,477, collateralized by
    $1,377,000 U.S. Treasury Notes
    2.625% due 11/15/06, market
    value $1,377,409, $115,000 U.S.
    Treasury Notes 2.625% due 5/15/08,
    market value $111,408, $668,000
    U.S. Treasury Notes 3.50% due
    11/15/06, market
    value $673,298,
    $542,000 U.S. Treasury Notes
    4.625% due 5/15/06, market value
    $553,810 and $1,084,000 U.S.
    Treasury Notes 6.50% due 2/15/10,
    market value $1,157,193)                   3,795,000            3,795,000
                                                                  ____________

  Total Repurchase Agreements
    (cost $7,886,000)                                               7,886,000
                                                                  ____________

  Total Market Value of Securities
    Before Securities Lending
    Collateral - 100.11%
    (cost $337,325,812)                                           448,703,305
                                                                  ____________
________________________________________________________________________________
Securities Lending Collateral ** - 16.37%
________________________________________________________________________________
Short-Term Investments
Fixed Rate Notes - 7.29%
  Bank of America Securities 4.89% 5/1/06      9,445,035            9,455,035
  Bank of the West 4.80% 5/10/06               1,017,533            1,017,533
  Citigroup Global Markets 4.92% 5/1/06       16,958,881           16,958,881
  Deutsche Bank London 5.00% 6/29/06           2,543,832            2,543,832
  Washington Mutual Grand 5.00%
    6/30/06                                    2,713,421            2,713,421
                                                                 ____________
                                                                   32,688,702
                                                                 ____________


                                                          (continues)          3

Statement of net assets


> Delaware REIT Fund


                                                 Principal            Market
                                                 Amount               Value
________________________________________________________________________________
Securities Lending Collateral (continued)
________________________________________________________________________________

~ Variable Rate Notes - 9.08%
    American Honda Finance
     4.82% 2/21/07                           $ 1,526,299          $ 1,526,299
    ANZ National 4.82% 5/29/07                   339,178              339,178
    Australia New Zealand 4.93% 5/29/07        1,695,888            1,695,888
    Bank of America 4.82% 2/23/07              2,204,655            2,204,654
    Bank of New York 4.84% 5/29/07             1,356,710            1,356,710
    Bayerische Landesbank 4.97% 8/25/06        1,695,888            1,695,888
    Bear Stearns 4.90% 10/30/06                2,035,066            2,035,066
    BNP Paribas 4.89% 5/27/07                  1,695,888            1,695,888
    Canadian Imperial Bank 4.93% 5/29/07         847,944              847,944
    CDC Financial Products 4.98% 5/30/06       2,204,655            2,204,655
    Citigroup Global Markets 4.95% 5/5/06      2,204,655            2,204,655
    Commonwealth Bank 4.92% 5/29/07            1,695,888            1,695,888
    Goldman Sachs 5.02% 4/30/07                2,204,655            2,204,655
    Manufacturers & Traders 4.95% 9/26/06      1,695,882            1,695,714
    Marshall & Ilsley Bank 4.88% 5/29/07       1,865,477            1,865,477
    Merrill Lynch Mortgage Capital
     4.98% 5/5/06                              1,526,299            1,526,299
    Morgan Stanley 5.06% 4/30/07               2,102,901            2,102,901
    National Australia Bank 4.81% 3/7/07       2,102,901            2,102,901
    National City Bank 4.82% 3/2/07            2,035,191            2,035,826
    Nordea Bank Norge 4.83% 5/29/07            1,695,888            1,695,888
    Royal Bank of Scotland 4.92% 5/29/07       1,695,888            1,695,888
    Societe Generale 4.80% 5/29/07               847,944              847,944
    Toyota Motor Credit 4.80% 6/23/06          1,695,915            1,695,937
    Wells Fargo 4.89% 5/29/07                  1,695,888            1,695,888
                                                                  ___________
                                                                   40,668,031
                                                                  ___________

Total Securities Lending Collateral
    (cost $73,356,733)                                             73,356,733
                                                                  ___________

Total Market Value of Securities - 116.48%
    (cost $410,682,545)                                           522,060,038 !

Obligation to Return Securities Lending
    Collateral - (16.37%) **                                       (73,356,733)

Liabilities Net of Receivables and
    Other Assets - (0.11%)                                           (504,025)
                                                                  ___________

Net Assets Applicable to 21,618,422
    Shares Outstanding - 100.00%                                 $448,199,280
                                                                 ____________

   Net Asset Value - Delaware REIT Fund Class A
    ($245,566,321 / 11,842,352 Shares)                                 $20.74
                                                                       ______

   Net Asset Value - Delaware REIT Fund Class B
    ($68,928,279 / 3,327,770 Shares)                                   $20.71
                                                                       ______

   Net Asset Value - Delaware REIT Fund Class C
    ($69,960,799 / 3,376,815 Shares)                                   $20.72
                                                                       ______

   Net Asset Value - Delaware REIT Fund Class R
    ($5,446,682 / 262,682 Shares)                                      $20.73
                                                                       ______

   Net Asset Value - Delaware REIT Fund
    Institutional Class
    ($37,511,237 / 1,807,109 Shares)                                   $20.76
                                                                       ______

   Net Asset Value - Delaware REIT Fund
    The Real Estate Investment Trust Portfolio Class
    ($20,785,962 / 1,001,694 Shares)                                   $20.75
                                                                       ______

Components of Net Assets at April 30, 2006:

Shares of beneficial interest
   (unlimited authorization - no par)                            $282,068,398
Undistributed net investment income                                   278,527
Accumulated net realized gain on investments                       54,474,862
Net unrealized appreciation of
   investments                                                    111,377,493
                                                                  ___________
Total net assets                                                 $448,199,280
                                                                 ____________

+  Non-income producing security for the period ended April 30, 2006.

# Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2006, the aggregate amount of restricted securities equals $11,237,609, which represented 2.51% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

*  Fully or partially on loan.

** See Note 7 in "Notes to Financial Statements."

!  Includes $72,110,341 of securities loaned.

~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.

REIT - Real Estate Investment Trust

Net Asset Value and Offering Price per Share -
  Delaware REIT Fund

Net asset value Class A (A)                                            $20.74
                                                                       ______
Sales charge (5.75% of offering price) (B)                               1.27
                                                                       ______
Offering price                                                         $22.01
                                                                       ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations


Delaware REIT Fund

Six Months Ended April 30, 2006 (Unaudited)


Investment Income:

  Dividends                                                                     $985,126
  Securities lending income                                                      105,354
  Interest                                                                        38,487                $  1,128,967
                                                                              __________                ____________
Expenses:

  Management fees                                                              1,784,975
  Distribution expenses - Class A                                                393,227
  Distribution expenses - Class B                                                360,786
  Distribution expenses - Class C                                                357,007
  Distribution expenses - Class R                                                 13,844
  Dividend disbursing and transfer agent fees and expenses                       585,139
  Accounting and administration expenses                                          95,213
  Registration fees                                                               40,238
  Custodian fees                                                                  38,438
  Legal and professional fees                                                     37,776
  Reports and statements to shareholders                                          32,570
  Trustees' fees                                                                  12,487
  Insurance fees                                                                   2,930
  Taxes (other than texes on income)                                               2,659
  Pricing fees                                                                       146
  Other                                                                           13,920                   3,771,355
                                                                              __________
  Less waived distribution expenses - Class A                                                                (65,538)
  Less waived distribution expenses - Class R                                                                 (2,307)
  Less expense paid indirectly                                                                                  (106)
                                                                                                        ____________
  Total expenses                                                                                           3,703,404
                                                                                                        ____________

Net Investment Loss                                                                                       (2,574,437)
                                                                                                        ____________

Net Realized and Unrealized Gain on Investments:

  Net realized gain on investments                                                                        58,987,607
  Net change in unrealized appreciation/depreciation of investments                                        4,755,257
                                                                                                        ____________

Net Realized and Unrealized Gain on Investments                                                           63,742,864
                                                                                                        ____________

Net Increase in Net Assets Resulting from Operations                                                    $ 61,168,427
                                                                                                        ____________

See accompanying notes

Statements of changes in net assets


> Delaware REIT Fund



                                                                                                       Six Months        Year
                                                                                                         Ended          Ended
                                                                                                        04/30/06       10/31/05
                                                                                                      (Unaudited)
Increase (Decrease) in Net Assets from Operations:

  Net investment income (loss)                                                                          $(2,574,437)   $10,749,159
  Net realized gain on investments                                                                       58,987,607     64,791,237
  Net change in unrealized appreciation/depreciation of investments                                       4,755,257     (9,221,739)
                                                                                                       ____________   ____________
  Net increase in net assets resulting from operations                                                   61,168,427     66,318,657
                                                                                                       ____________   ____________

Dividends and Distributions to shareholders from:

  Net investment income:
    Class A                                                                                              (3,246,327)    (6,506,485)
    Class B                                                                                                (613,553)    (1,032,895)
    Class C                                                                                                (607,639)      (952,025)
    Class R                                                                                                 (51,269)       (54,462)
    Institutional Class                                                                                    (592,243)    (1,340,254)
    The Real Estate Investment Trust Portfolio Class                                                       (295,595)      (529,200)

  Net realized gain on investments:
    Class A                                                                                             (35,742,262)   (27,290,308)
    Class B                                                                                              (9,854,981)    (7,326,143)
    Class C                                                                                              (9,687,807)    (6,436,263)
    Class R                                                                                                (596,265)      (196,038)
    Institutional Class                                                                                  (6,239,476)    (4,782,224)
    The Real Estate Investment Trust Portfolio Class                                                     (2,947,600)    (2,510,415)
                                                                                                       ____________   ____________

                                                                                                        (70,475,017)   (58,956,712)
                                                                                                       ____________   ____________
Capital Share Transactions:

  Proceeds from shares sold:
    Class A                                                                                              26,203,741     88,280,143
    Class B                                                                                               1,080,143      5,452,609
    Class C                                                                                               3,666,618     12,458,380
    Class R                                                                                               1,637,774      2,857,831
    Institutional Class                                                                                   7,245,240     20,490,886

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                              36,083,169     29,069,640
    Class B                                                                                               8,945,466      6,855,152
    Class C                                                                                               9,408,245      6,678,605
    Class R                                                                                                 647,534        250,400
    Institutional Class                                                                                   6,078,941      5,702,487
    The Real Estate Investment Trust Portfolio Class                                                      3,243,195      2,284,113
                                                                                                       ____________   ____________
                                                                                                        104,240,066    180,380,246
                                                                                                       ____________   ____________

  Cost of shares repurchased:
    Class A                                                                                             (97,024,685)  (144,286,613)
    Class B                                                                                             (12,587,545)   (25,252,620)
    Class C                                                                                             (12,506,451)   (22,080,210)
    Class R                                                                                                (911,291)    (1,043,553)
    Institutional Class                                                                                 (33,612,683)   (22,300,757)
    The Real Estate Investment Trust Portfolio Class                                                     (3,000,000)   (10,827,371)
                                                                                                       ____________   ____________

                                                                                                       (159,642,655)  (225,791,124)
                                                                                                       ____________   ____________
Decrease in net assets derived from capital share transactions                                          (55,402,589)   (45,410,878)
                                                                                                       ____________   ____________

Net Decrease in Net Assets                                                                              (64,709,179)   (38,048,933)

Net Assets:

  Beginning of period                                                                                   512,908,459    550,957,392
                                                                                                       ____________   ____________
  End of period (including undistributed net investment income $278,527 and $8,259,590, respectively)  $448,199,280   $512,908,459
                                                                                                       ____________   ____________

See accompanying notes

Financial highlights


> Delaware REIT Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               Six  Months
                                                                  Ended                         Year Ended
                                                                            _______________________________________________________
                                                               04/30/06 (1) 10/31/05  10/31/04   10/31/03 10/31/02   10/31/01
                                                               (Unaudited)
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $21.390      $21.140   $17.400    $14.170  $14.270    $13.460

Income (loss) from investment operations:

Net investment income (loss) (2)                                 (0.092)       0.441     0.445      0.617    0.517      0.594
Net realized and unrealized gain on investments                   2.723        2.101     4.333      3.531    0.399      0.776
                                                               ________     ________   _______   ________  _______    _______
Total from investment operations                                  2.631        2.542     4.778      4.148    0.916      1.370
                                                               ________     ________   _______   ________  _______    _______
Less dividends and distributions from:

Net investment income                                            (0.270)      (0.435)   (0.544)    (0.566)  (0.593)    (0.560)
Net realized gain on investments                                 (3.011)      (1.857)   (0.494)    (0.352)  (0.423)         -
                                                               ________     ________   _______   ________  _______    _______
Total dividends and distributions                                (3.281)      (2.292)   (1.038)    (0.918)  (1.016)    (0.560)
                                                               ________     ________   _______   ________  _______    _______

Net asset value, end of period                                  $20.740     $ 21.390   $21.140   $ 17.400  $14.170    $14.270
                                                               ________     ________   _______   ________  _______    _______

Total return (3)                                                 13.46%       12.27%    28.43%     30.59%    6.17%     10.27%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $245,566     $285,579  $308,100   $253,995 $163,432    $62,869
Ratio of expenses to average net assets                           1.36%        1.34%     1.40%      1.40%    1.38%      1.29%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly              1.41%        1.39%     1.58%      1.59%    1.38%      1.35%
Ratio of net investment income (loss) to average net assets      (0.89%)       2.07%     2.35%      4.06%    3.39%      4.14%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       (0.94%)       2.02%     2.17%      3.87%    3.39%      4.08%
Portfolio turnover                                                  39%          37%       43%        48%      65%        61%
___________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation(s) not been in effect.

See accompanying notes


                                                          (continues)          7

Financial highlights


> Delaware REIT Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               Six  Months
                                                                  Ended                         Year Ended
                                                                            _______________________________________________________
                                                               04/30/06 (1) 10/31/05  10/31/04   10/31/03 10/31/02   10/31/01
                                                               (Unaudited)
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $21.360      $21.120   $17.380    $14.170  $14.260   $13.460

Income (loss) from investment operations:

Net investment income (loss)(2)                                  (0.170)       0.281     0.302      0.502    0.404      0.498
Net realized and unrealized gain on investments                   2.716        2.089     4.338      3.518    0.402      0.765
                                                               ________     ________   _______   ________  _______    _______
Total from investment operations                                  2.546        2.370     4.640      4.020    0.806      1.263
                                                               ________     ________   _______   ________  _______    _______
Less dividends and distributions from:

Net investment income                                            (0.185)      (0.273)   (0.406)    (0.458)  (0.473)    (0.463)
Net realized gain on investments                                 (3.011)      (1.857)   (0.494)    (0.352)  (0.423)        -
                                                               ________     ________   _______   ________  _______    _______
Total dividends and distributions                                (3.196)      (2.130)   (0.900)    (0.810)  (0.896)    (0.463)
                                                               ________     ________   _______   ________  _______    _______

Net asset value, end of period                                  $20.710      $21.360   $21.120    $17.380  $14.170    $14.260
                                                               ________     ________   _______   ________  _______    _______

Total return (3)                                                 13.01%       11.39%    27.54%     29.53%    5.43%      9.44%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $68,928      $72,917   $85,009    $72,331  $57,824    $29,423
Ratio of expenses to average net assets                           2.11%        2.09%     2.15%      2.15%    2.13%      2.04%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly              2.11%        2.09%     2.28%      2.30%    2.13%      2.10%
Ratio of net investment income (loss) to average net assets      (1.64%)       1.32%     1.60%      3.31%    2.64%      3.39%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       (1.64%)       1.32%     1.47%      3.16%    2.64%      3.33%
Portfolio turnover                                                  39%          37%       43%        48%      65%        61%
___________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial highlights


> Delaware REIT Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               Six  Months
                                                                  Ended                         Year Ended
                                                                            _______________________________________________________
                                                               04/30/06 (1) 10/31/05  10/31/04   10/31/03 10/31/02   10/31/01
                                                               (Unaudited)
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $21.370      $21.120   $17.380    $14.170  $14.260    $13.460

Income (loss) from investment operations:

Net investment income (loss) (2)                                 (0.170)       0.281     0.302      0.502    0.404      0.504
Net realized and unrealized gain on investments                   2.716        2.099     4.338      3.518    0.402      0.759
                                                               ________     ________   _______   ________  _______    _______
Total from investment operations                                  2.546        2.380     4.640      4.020    0.806      1.263
                                                               ________     ________   _______   ________  _______    _______

Less dividends and distributions from:

Net investment income                                            (0.185)      (0.273)   (0.406)    (0.458)  (0.473)    (0.463)
Net realized gain on investments                                 (3.011)      (1.857)   (0.494)    (0.352)  (0.423)         -
                                                               ________     ________   _______   ________  _______    _______
Total dividends and distributions                                (3.196)      (2.130)   (0.900)    (0.810)  (0.896)    (0.463)
                                                               ________     ________   _______   ________  _______    _______

Net asset value, end of period                                  $20.720      $21.370   $21.120    $17.380  $14.170    $14.260
                                                               ________     ________   _______   ________  _______    _______

Total return (3)                                                 13.01%       11.44%    27.54%     29.53%    5.43%      9.44%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $69,961      $70,860   $73,040    $58,206  $38,581    $16,326
Ratio of expenses to average net assets                           2.11%        2.09%     2.15%      2.15%    2.13%      2.04%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly              2.11%        2.09%     2.28%      2.30%    2.13%      2.10%
Ratio of net investment income (loss) to average net assets      (1.64%)       1.32%     1.60%      3.31%    2.64%      3.39%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       (1.64%)       1.32%     1.47%      3.16%    2.64%      3.33%
Portfolio turnover                                                  39%          37%       43%        48%      65%        61%
___________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                          (continues)          9

Financial highlights


> Delaware REIT Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               Six  Months                                06/02/03 (2)
                                                                  Ended              Year Ended              to
                                                                             __________________________
                                                               04/30/06 (1)     10/31/05    10/31/04      10/31/03
                                                               (Unaudited)
______________________________________________________________________________________________________________________

Net asset value, beginning of period                            $21.390          $21.130     $17.400      $15.620

Income (loss) from investment operations:

Net investment income (loss) (3)                                 (0.118)           0.373       0.377        0.331
Net realized and unrealized gain on investments                   2.712            2.097       4.341        1.683
                                                               ________         ________    ________      ________
Total from investment operations                                  2.594            2.470       4.718        2.014
                                                               ________         ________    ________      ________

Less dividends and distributions from:

Net investment income                                            (0.243)          (0.353)     (0.494)       (0.234)
Net realized gain on investments                                 (3.011)          (1.857)     (0.494)            _
                                                               ________         ________    ________      ________
Total dividends and distributions                                (3.254)          (2.210)     (0.988)       (0.234)
                                                               ________         ________    ________      ________

Net asset value, end of period                                  $20.730          $21.390     $21.130       $17.400
                                                               ________         ________    ________      ________

Total return (4)                                                 13.25%           11.90%      28.04%        13.02%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $5,447           $4,168     $ 2,035          $353
Ratio of expenses to average net assets                           1.61%            1.66%       1.75%         1.75%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly              1.71%            1.69%       1.88%         1.98%
Ratio of net investment income (loss) to average net assets      (1.14%)           1.75%       2.00%         4.75%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       (1.24%)           1.72%       1.87%         4.52%
Portfolio turnover                                                  39%              37%         43%           48%
______________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation(s) not been in effect.

See accompanying notes

Financial highlights


> Delaware REIT Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               Six  Months
                                                                  Ended                         Year Ended
                                                                            _______________________________________________________
                                                               04/30/06 (1) 10/31/05  10/31/04   10/31/03  10/31/02  10/31/01
                                                               (Unaudited)
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $21.410      $21.150   $17.410    $14.190   $14.280   $13.470

Income (loss) from investment operations:

Net investment income (loss) (2)                                 (0.066)       0.494     0.492      0.656     0.555     0.625
Net realized and unrealized gain on investments                   2.727        2.101     4.341      3.520     0.412     0.778
                                                               ________     ________  ________   ________  ________  ________
Total from investment operations                                  2.661        2.595     4.833      4.176     0.967     1.403
                                                               ________     ________  ________   ________  ________  ________

Less dividends and distributions from:

Net investment income                                            (0.300)      (0.478)   (0.599)    (0.604)   (0.634)   (0.593)
Net realized gain on investments                                 (3.011)      (1.857)   (0.494)    (0.352)   (0.423)        _
                                                               ________     ________  ________   ________  ________  ________
Total dividends and distributions                                (3.311)      (2.335)   (1.093)    (0.956)   (1.057)   (0.593)
                                                               ________     ________  ________   ________  ________  ________

Net asset value, end of period                                  $20.760      $21.410   $21.150    $17.410   $14.190   $14.280
                                                               ________     ________  ________   ________  ________  ________

Total return (3)                                                 13.59%       12.54%    28.78%     30.80%     6.52%    10.51%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $37,511      $58,428   $53,261    $28,782    $8,850   $ 1,823
Ratio of expenses to average net assets                           1.11%        1.09%     1.15%      1.15%     1.13%     1.04%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly              1.11%        1.09%     1.28%      1.30%     1.13%     1.10%
Ratio of net investment income (loss) to average net assets      (0.64%)       2.32%     2.60%      4.31%     3.64%     4.39%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       (0.64%)       2.32%     2.47%      4.16%     3.64%     4.33%
Portfolio turnover                                                  39%          37%       43%        48%       65%       61%
___________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                         (continues)          11

Financial highlights


> Delaware REIT Fund The Real Estate Investment Trust Portfolio Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               Six  Months
                                                                  Ended                         Year Ended
                                                                            _______________________________________________________
                                                               04/30/06 (1) 10/31/05  10/31/04   10/31/03  10/31/02  10/31/01
                                                               (Unaudited)
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $21.410      $21.150   $17.410    $14.180   $14.280   $13.470

Income (loss) from investment operations:

Net investment income (loss) (2)                                 (0.066)       0.494     0.492      0.656     0.555     0.625
Net realized and unrealized gain on investments                   2.717        2.101     4.341      3.530     0.402     0.778
                                                               ________     ________  ________   ________  ________  ________
Total from investment operations                                  2.651        2.595     4.833      4.186     0.957     1.403
                                                               ________     ________  ________   ________  ________  ________

Less dividends and distributions from:

Net investment income                                            (0.300)      (0.478)   (0.599)    (0.604)   (0.634)   (0.593)
Net realized gain on investments                                 (3.011)      (1.857)   (0.494)    (0.352)   (0.423)        _
                                                               ________     ________  ________   ________  ________  ________
Total dividends and distributions                                (3.311)      (2.335)   (1.093)    (0.956)   (1.057)   (0.593)
                                                               ________     ________  ________   ________  ________  ________

Net asset value, end of period                                  $20.750      $21.410  $ 21.150    $17.410   $14.180   $14.280
                                                               ________     ________  ________   ________  ________  ________

Total return (3)                                                 13.55%       12.54%    28.78%     30.90%     6.45%    10.59%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $20,786      $20,956  $ 29,512    $26,620   $19,144   $29,000
Ratio of expenses to average net assets                           1.11%        1.09%     1.15%      1.15%     1.13%     1.04%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly              1.11%        1.09%     1.28%      1.30%     1.13%     1.10%
Ratio of net investment income (loss) to average net assets      (0.64%)       2.32%     2.60%      4.31%     3.64%     4.39%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       (0.64%)       2.32%     2.47%      4.16%     3.64%     4.33%
Portfolio turnover                                                  39%          37%       43%        48%       65%       61%
___________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes to financial statements


> Delaware REIT Fund

April 30, 2006 (Unaudited)

The Real Estate Investment Trust Portfolio (the "Delaware REIT Fund" or, the "Fund") is a series of Delaware Pooled Trust (the "Trust"), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, Institutional Class and The Real Estate Investment Trust Portfolio Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% . Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R, Institutional Class and The Real Estate Investment Trust Portfolio Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. This report contains information relating only to the Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objective of the Fund is to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by primarily investing in securities of companies principally engaged in the real estate industry.


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."


2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rare of 0.04% of the Fund's average daily net assets, for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

                                                         (continues)          13

Notes to financial statements


> Delaware REIT Fund

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to limit distribution and service fees through February 28, 2007 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. Institutional Class and the Real Estate Investment Trust Portfolio Class shares pay no distribution and service expenses.

At April 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                $280,153
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses payable to
  DSC                                                                    103,353
Distribution fee payable to DDLP                                         168,883
Other expenses payable to DMC and affiliates *                            40,292

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended April 30, 2006, Delaware REIT Fund was charged $10,542 for internal legal services provided by DMC.

For the six months ended April 30, 2006, DDLP earned $21,345 for commissions on sales of the Fund's Class A shares. For the six months ended April 30, 2006, DDLP received gross contingent deferred sales charge commissions of $75, $61,849 and $3,842 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.


3. Investments

For the six months ended April 30, 2006, the Fund made purchases of $93,401,164 and sales of $213,551,178 of investment securities other short-term investments.

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments was $410,689,643. At April 30, 2006, the net unrealized appreciation was $111,370,395 of which $120,121,356 related to unrealized appreciation of investments and $8,750,961 related to unrealized depreciation of investments.


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2006 and the year ended October 31, 2005 was as follows:

                                            Six Months                 Year
                                               Ended                    Ended
                                              04/30/06 *               10/31/05
Ordinary income                             $6,271,035              $10,415,321
Long-term capital gain                      64,203,982               48,541,391
                                           ___________              ___________
Total                                      $70,475,017              $58,956,712
                                           ___________              ___________

* Tax information for the period ended April 30, 2006 is an estimate and the tax character of dividends and distribution may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                      $282,068,398
Undistributed net investment income                                   1,953,494
Undistributed long-term capital gain                                 52,806,993
Unrealized appreciation of investments                              111,370,395
                                                                   ____________
Net assets                                                         $448,199,280
                                                                   ____________

The undistributed earnings for the Delaware REIT Fund are estimated pending final notification of the tax character of dividends received from investments in Real Estate Investment Trusts.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferred losses on wash sales.


14                                                         (continues)

Notes to financial statements


> Delaware REIT Fund


5. Capital Shares

Transactions in capital shares were as follows:

                                                    Six Months          Year
                                                       Ended           Ended
                                                     04/30/06         10/31/05
Shares sold:
  Class A                                            1,254,950        4,162,073
  Class B                                               52,042          257,805
  Class C                                              176,129          587,709
  Class R                                               78,894          135,351
  Institutional Class                                  347,837          969,771
Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                            1,862,498        1,371,540
  Class B                                              462,212          323,266
  Class C                                              485,856          314,919
  Class R                                               33,405           11,807
  Institutional Class                                  313,460          268,974
  The Real Estate Investment Trust
    Portfolio Class                                    167,258          107,787
                                                     _________        _________
                                                     5,234,541        8,511,002
                                                     _________        _________
Shares repurchased:
  Class A                                           (4,625,910)      (6,755,726)
  Class B                                             (599,501)      (1,193,604)
  Class C                                             (601,232)      (1,044,746)
  Class R                                              (44,511)         (48,584)
  Institutional Class                               (1,582,781)      (1,027,998)
  The Real Estate Investment Trust
    Portfolio Class                                   (144,508)        (524,358)
                                                     _________        _________
                                                    (7,598,443)     (10,595,016)
                                                     _________        _________
Net Decrease                                        (2,363,902)      (2,084,014)
                                                     _________        _________

For the six months ended April 30, 2006 and the year ended October 31, 2005, 71,380 Class B shares were converted to 71,244 Class A shares valued at $1,546,277 and 30,711 Class B shares were converted to 30,650 Class A shares valued at $672,659, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.


6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2006, or at any time during the period.


7. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2006, the market value of the securities on loan was $72,110,341, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."


8. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At April 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.


                                                         (continues)          15

Notes to financial statements


> Delaware REIT Fund


9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization


This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of Trustees


Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA


Thomas L. Bennett

Private Investor
Rosemont, PA


John A. Fry

President
Franklin & Marshall College
Lancaster, PA


Anthony D. Knerr

Founder/Managing Director
Anthony Knerr & Associates
New York, NY


Lucinda S. Landreth

Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA


Ann R. Leven

Owner - Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN


Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN


J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated Officers


Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA


David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA


John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA


Contact Information


Investment Manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA


National Distributor

Delaware Distributors L.P.
Philadelphia, PA


Shareholder Servicing, Dividend
Disbursing and Transfer Agent

Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094


For Shareholders

800 523-1918


For Securities Dealers
and Financial Institutions
Representatives Only

800 362-7500

Web Site

www.delawareinvestments.com




Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries.


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.


Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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[DELAWARE LOGO]


(529)                                                         Printed in the USA
SA-095 [4/06] CGI 6/06                                      MF-06-05-034 PO11045

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics

       Not applicable.

   (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

   (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

       Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Pooled Trust

JUDE T. DRISCOLL
________________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
______________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2006

MICHAEL P. BISHOF
______________________________

By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 7, 2006